June  30,  2002
                                                                          [LOGO]
Conseco  Science  &  Technology  Fund
Conseco  20  Fund
Conseco  Equity  Fund
Conseco  Large-Cap  Fund
Conseco  Balanced  Fund
Conseco  Convertible  Securities  Fund
Conseco  High  Yield  Fund
Conseco  Fixed  Income  Fund

                                                                            2002
                                                                        Mid-Year
                                                                          Report

                                                             Conseco Fund Group.
                                               Investing in step with your life.

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Formed in 1996, Conseco Fund Group ("CFG") is headquartered on the corporate campus of Conseco, Inc. ("Conseco") in Carmel, Ind., just a few miles north of Indianapolis.

This report presents eight actively managed mutual funds featuring investment objectives ranging from aggressive growth to more conservative income funds. Each fund offers four share classes to help investors precisely tailor their mutual fund portfolios.

CFG's funds reflect the investment philosophies of the funds' investment adviser, Conseco Capital Management, Inc. ("CCM"), and equity sub-advisers, Oak Associates, ltd. ("Oak") and Chicago Equity Partners, LLP ("CEP"). With a minimal initial investment of just $250, CFG's investors receive the same top-notch asset-management expertise and experience enjoyed by a variety of institutional and private clients.

Operating since 1981, CCM serves as CFG's investment adviser and manages shareholder investments in the fixed-income portion of the Conseco Balanced Fund, the Conseco Convertible Securities Fund, the Conseco High Yield Fund and the Conseco Fixed Income Fund. Driven by rigorous investigation and bottom-up analysis, CCM's investment philosophy is designed to help investors pursue growth and retain principal without undue risk. As of June 30, 2002, CCM had more than $29 billion in taxable and nontaxable assets under management.

CCM is a wholly-owned subsidiary of, and the principal investment adviser for the insurance companies of, Conseco, one of middle-America's leading sources of insurance, investments and lending products. Through its subsidiaries and a nationwide network of distributors, Conseco provides products and services to more than 13 million customers.

Oak serves as sub-adviser for the Conseco Science & Technology Fund and the Conseco 20 Fund. Founded in 1985, Oak is a widely followed aggressive-growth manager that has demonstrated consistently low turnover and consistent investment performance from its portfolios of "best ideas."

CEP serves as sub-adviser of the Conseco Equity Fund, the Conseco Large-Cap Fund and the equity portion of the Conseco Balanced Fund. In business since 1989, CEP is known for low-turnover growth performance.

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TABLE  OF  CONTENTS
                                                              Conseco Fund Group
                                                            2002 Mid-Year Report

A Message from the President. . . . . . . . . . . . . . . . .  ii
Statements of Assets and Liabilities. . . . . . . . . . . . .   2
Statements of Operations. . . . . . . . . . . . . . . . . . .   4
Statements of Changes in Net Assets . . . . . . . . . . . . .   6
CONSECO SCIENCE & TECHNOLOGY FUND
   Portfolio Manager's Review . . . . . . . . . . . . . . . .  14
   Schedule of Investments. . . . . . . . . . . . . . . . . .  16
CONSECO 20 FUND
   Portfolio Manager's Review . . . . . . . . . . . . . . . .  18
   Schedule of Investments. . . . . . . . . . . . . . . . . .  20
CONSECO EQUITY FUND
   Portfolio Manager's Review . . . . . . . . . . . . . . . .  22
   Schedule of Investments. . . . . . . . . . . . . . . . . .  24
CONSECO LARGE-CAP FUND
   Portfolio Manager's Review . . . . . . . . . . . . . . . .  28
   Schedule of Investments. . . . . . . . . . . . . . . . . .  30
CONSECO BALANCED FUND
   Portfolio Managers' Review . . . . . . . . . . . . . . . .  32
   Schedule of Investments. . . . . . . . . . . . . . . . . .  34
CONSECO CONVERTIBLE SECURITIES FUND
   Portfolio Manager's Review . . . . . . . . . . . . . . . .  40
   Schedule of Investments. . . . . . . . . . . . . . . . . .  42
CONSECO HIGH YIELD FUND
   Portfolio Managers' Review . . . . . . . . . . . . . . . .  46
   Schedule of Investments. . . . . . . . . . . . . . . . . .  48
CONSECO FIXED INCOME FUND
   Portfolio Managers' Review . . . . . . . . . . . . . . . .  52
   Schedule of Investments. . . . . . . . . . . . . . . . . .  54
Notes to Financial Statements . . . . . . . . . . . . . . . .  60
Financial Highlights. . . . . . . . . . . . . . . . . . . . .  64
Board of Trustees . . . . . . . . . . . . . . . . . . . . . .  73



     This report is for the information of Conseco Fund Group shareholders.
     It is authorized for distribution to other persons only when preceded, or accompanied by, a current prospectus that contains more complete information, including charges and expenses.

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A  MESSAGE  FROM  THE  PRESIDENT

Dear  Fellow  Shareholder:

     I am pleased to share with you the Mid-Year Report for the Conseco Fund Group for the six months ended June 30, 2002. I encourage you to read the portfolio managers' reviews to gain insight into the direction of the Funds and their performance during the first six months of this year.

Navigating  Uncharted  Waters

     We are in a unique period for the U.S. markets. Homeland security, accounting fraud, turmoil in the Middle East, excessive valuations, conflict of interest at investment banks and a declining dollar have dominated the news headlines and pushed the Dow Jones Industrial Average and NASDAQ composites to four- and five-year lows, respectively. The Lehman Brothers Aggregate Index, a broad measure of the bond market, has outperformed most domestic and international equity indices by more than twofold over the past five years. If the S&P 500 finishes in negative territory in 2002, it will be the first time in seventy years that this benchmark had three consecutive years of negative performance.

     Despite the recent turmoil of the markets, several pockets of fundamental strength have emerged from this cleansing. Similar to the greed that drove stock prices to irrationally high levels in the late '90s, fear has driven some stock prices irrationally the other way this year. Productivity growth, a key to future earnings growth, has been resilient over the past 18 months. The weakening dollar has the potential to help multinational companies and ease a burdening trade deficit. Most investment banks and brokerage houses have taken action to pay their analysts on the quality of their analysis and recommendations, not on the investment banking business they generate. There are no excuses for the gross malfeasance at places such as Enron and WorldCom. We feel that these problems are not systematic, and in fact have forced most companies to a new level of conservatism to avoid headline risk. Popular measures for earnings growth that excluded certain expenses from net income have been jettisoned for a deeper analysis of those exact expenses and charges.

Fund  Performance

     This unique market environment lends itself to the vigorous fixed-income research process of Conseco Capital Management, Inc. ("CCM"). CCM's investment process surrounds companies, and does not rely on Wall Street research for analysis. By talking with competitors, distributors, suppliers and senior management, our analysts, traders and portfolio managers work together to learn about the company and know it as well as they know themselves. The information obtained during this due diligence process is stress-tested to see how a company can withstand various economic and business scenarios. A disciplined, bottom-up research process is critical to avoiding catastrophes in the marketplace. This time-tested research approach has placed the Conseco Fixed Income Fund (Class A) in the top half of its peer group for the trailing three year and trailing five year periods, as ranked by Morningstar.(1)

     Bonds represent an important component to risk management and asset allocation, and should continue to provide value to a portfolio amidst a low interest rate environment. Investment-grade bonds have posted strong returns in 2000 and 2001, and we still find value in this market. High-yield bonds, or those bonds ranked below investment grade, have continued trends of cheap valuations and sub-par performance as an asset class. We believe the current environment to be favorable for the future of high-yield bonds. High-yield bonds historically have provided above-average returns as the economy starts to expand after a contraction. Several rating agencies, such as Standard and Poor's, anticipate the default rate on high-yield bonds to drop over the next couple of quarters.
     Choosing the right equity managers during a bear market can be a challenge for investors. Managers that maintain a disciplined research process often prevail at the top of their peer group over the long run.

     The Conseco Equity Fund (Class A) has maintained its rankings at the top of its peer group through various market conditions. As of June 30, 2002, the Fund ranked in the top ten percent of its peer group for the trailing 12 months, the trailing three years, and the trailing five year periods, as ranked by Morningstar.(1) Sub-advised by Chicago Equity Partners, LLP, the Fund sought a balance between growth and value midcap stocks by identifying companies with attractive valuations that exhibit positive momentum and solid earnings quality.

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                                                              Conseco Fund Group
                                                            2002 Mid-Year Report

     Combining two robust investment processes into one is the Conseco Balanced Fund (Class A), which is comanaged by Chicago Equity Partners and CCM's fixed income team. By maintaining an asset allocation mix of approximately 60% equities and 40% fixed-income securities, the Fund has produced stable results while ranking in the top ten percent of its peer group for the trailing three year and trailing five year periods, as ranked by Morningstar. (1)

Avoiding  Paralysis

     While there is no way to predict the end of the bear market or how long it will take to recover from the setbacks, the worst thing an investor can do is to panic. Remember, bull markets always follow bear markets as surely as day follows night. There will be no way to participate in future gains by not being invested. Benjamin Franklin once stated, "You may delay, but time will not." Time is your ally and a bear market can present an opportunity to "feed the bear" through dollar cost averaging and accumulating more shares at a cheaper price.

     Thank you for your continued support and confidence. We are committed to doing all we can to maintain your trust, and we look forward to helping you meet your future investment needs.

Sincerely,

Maxwell  E.  Bublitz,  CFA
President  &  Trustee
Conseco  Fund  Group

President  &  CEO
Conseco  Capital  Management,  Inc.

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(1) Morningstar proprietary ratings reflect historical risk-adjusted performance. The ratings are subject to change monthly. Morningstar ratings are calculated from a fund's three-, five- and ten-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns.

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STATEMENTS  OF  ASSETS  AND  LIABILITIES

June  30,  2002  (unaudited)

                                                    CONSECO SCIENCE &        CONSECO          CONSECO         CONSECO
                                                     TECHNOLOGY FUND     CONSECO 20 FUND    EQUITY FUND    LARGE-CAP FUND
                                                   -------------------  -----------------  -------------  ----------------
ASSETS:
Investments in securities at cost . . . . . . . .  $       34,572,988   $    218,775,384   $137,636,399   $    18,985,625
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Investments in securities at value. . . . . . . .  $       12,279,728   $     76,509,862   $145,818,750   $    15,651,609
Interest and dividends receivable . . . . . . . .                 200             26,255        109,933            15,212
Receivable for securities sold. . . . . . . . . .             564,353                 --      6,172,530           469,186
Receivable for shares sold. . . . . . . . . . . .                 495             50,623      1,030,892                --
Cash. . . . . . . . . . . . . . . . . . . . . . .                  --            831,773             --                --
Organization costs. . . . . . . . . . . . . . . .                  --              9,903             --                --
Prepaid assets. . . . . . . . . . . . . . . . . .              13,548             28,853         26,871             9,673
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   Total assets . . . . . . . . . . . . . . . . .          12,858,324         77,457,269    153,158,976        16,145,680
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LIABILITIES AND NET ASSETS:
Payable to Conseco, Inc. and subsidiaries . . . .              33,456            247,831        246,151            36,286
Accrued expenses. . . . . . . . . . . . . . . . .              25,419             56,566         57,431            27,449
Payable to Custodian. . . . . . . . . . . . . . .              20,646                 --        129,440           198,209
Payable for shares redeemed . . . . . . . . . . .              66,246            624,425        345,141            68,791
Payable for securities purchased. . . . . . . . .                  --                 --      5,620,115           181,137
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   Total liabilities. . . . . . . . . . . . . . .             145,767            928,822      6,398,278           511,872
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   Net assets . . . . . . . . . . . . . . . . . .  $       12,712,557   $     76,528,447   $146,760,698   $    15,633,808
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NET ASSETS CONSIST OF:
Paid-in capital . . . . . . . . . . . . . . . . .  $       60,938,678   $    328,826,690   $188,517,599   $    31,289,437
Accumulated undistributed
   net investment income (loss) . . . . . . . . .            (180,703)          (812,560)        33,330           (84,370)
Accumulated undistributed net
   realized losses on investments . . . . . . . .         (25,752,158)      (109,220,161)   (49,972,582)      (12,237,243)
Net unrealized appreciation
   (depreciation) on investments. . . . . . . . .         (22,293,260)      (142,265,522)     8,182,351        (3,334,016)
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   Net assets . . . . . . . . . . . . . . . . . .  $       12,712,557   $     76,528,447   $146,760,698   $    15,633,808
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE PER SHARE:
CLASS A SHARES:
Shares outstanding (unlimited shares authorized).           5,346,711          3,284,044      1,096,773         1,396,316
Net assets. . . . . . . . . . . . . . . . . . . .  $        8,826,121   $     13,723,198   $  9,506,700   $     7,453,680
Net asset value and redemption
   price per share (Note 1) . . . . . . . . . . .  $             1.65   $           4.18   $       8.67   $          5.34
Maximum sales charge per share (5.75 percent of
   public offering price; 5.00 percent of public
  offering for the Conseco Fixed Income Fund) . .                 0.1               0.26           0.53              0.33
Maximum offering price per share. . . . . . . . .  $             1.75   $           4.44   $       9.20   $          5.67
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CLASS B SHARES:
Shares outstanding
   (unlimited shares authorized). . . . . . . . .             546,377          6,256,323      2,677,277           612,557
Net assets. . . . . . . . . . . . . . . . . . . .  $          893,381   $     25,345,589   $ 22,501,272   $     3,237,663
Net asset value, offering price and
   redemption price per share (Note 1). . . . . .  $             1.64   $           4.05   $       8.40   $          5.29
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CLASS C SHARES:
Shares outstanding
   (unlimited shares authorized). . . . . . . . .           1,481,152          6,000,717      3,070,419           601,589
Net assets. . . . . . . . . . . . . . . . . . . .  $        2,422,741   $     24,410,910   $ 25,827,102   $     3,182,893
Net asset value, offering price and
   redemption price per share (Note 1). . . . . .  $             1.64   $           4.07   $       8.41   $          5.29
--------------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES:
Shares outstanding
   (unlimited shares authorized). . . . . . . . .             341,909          3,114,007      9,894,856           326,572
Net assets. . . . . . . . . . . . . . . . . . . .  $          570,314   $     13,048,750   $ 88,925,624   $     1,759,572
Net asset value, offering price and
   redemption price per share (Note 1). . . . . .  $             1.67   $           4.19   $       8.99   $          5.39

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                          The accompanying notes are an integral part of these financial statements.


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                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report




                                                       CONSECO       CONSECO CONVERTIBLE    CONSECO HIGH    CONSECO FIXED
                                                    BALANCED FUND      SECURITIES FUND       YIELD FUND      INCOME FUND
                                                   ---------------  ---------------------  --------------  ---------------
ASSETS:
Investments in securities at cost . . . . . . . .  $   78,949,624   $         27,459,178   $ 116,087,491   $  196,176,714
-------------------------------------------------------------------------------------------------------------------------
Investments in securities at value. . . . . . . .  $   73,532,904   $         24,939,705   $  99,823,167   $  193,913,165
Interest and dividends receivable . . . . . . . .         750,180                168,332       2,403,293        2,607,150
Receivable for securities sold. . . . . . . . . .         259,797                     --         681,367        2,344,113
Receivable for shares sold. . . . . . . . . . . .         908,062                 15,614          25,394          159,702
Cash. . . . . . . . . . . . . . . . . . . . . . .         858,855                619,655              --               --
Organization costs. . . . . . . . . . . . . . . .              --                     --           9,903               --
Prepaid assets. . . . . . . . . . . . . . . . . .          20,682                 15,069          26,472           31,054
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   Total assets . . . . . . . . . . . . . . . . .      76,330,480             25,758,375     102,969,596      199,055,184
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LIABILITIES AND NET ASSETS:
Payable to Conseco, Inc. and subsidiaries . . . .         198,494                 67,712         288,210   $      378,833
Accrued expenses. . . . . . . . . . . . . . . . .          51,863                 35,672          53,161           60,568
Payable to Custodian. . . . . . . . . . . . . . .              --                     --       1,668,351        1,575,682
Payable for shares redeemed . . . . . . . . . . .         183,517                207,370         856,181        1,147,880
Payable for securities purchased. . . . . . . . .         222,191                124,422         924,973       11,726,336
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   Total liabilities. . . . . . . . . . . . . . .         656,065                435,176       3,790,876       14,889,299
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   Net assets . . . . . . . . . . . . . . . . . .      75,674,415   $         25,323,199      99,178,720   $  184,165,885
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NET ASSETS CONSIST OF:
Paid-in capital . . . . . . . . . . . . . . . . .  $   97,377,014   $         40,101,926   $ 141,572,585   $  190,425,087
Accumulated undistributed net
   investment income (loss) . . . . . . . . . . .          14,355                 11,293        (202,085)         114,970
Accumulated undistributed net realized
   losses on investments. . . . . . . . . . . . .     (16,300,234)           (12,270,547)    (25,927,456)      (4,110,623)
Net unrealized appreciation
   (depreciation) on investments. . . . . . . . .      (5,416,720)            (2,519,473)    (16,264,324)      (2,263,549)
-------------------------------------------------------------------------------------------------------------------------
   Net assets . . . . . . . . . . . . . . . . . .      75,674,415   $         25,323,199      99,178,720   $  184,165,885
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE PER SHARE:
CLASS A SHARES:
Shares outstanding (unlimited shares authorized).       1,987,957                370,230       2,508,036        4,023,521
Net assets. . . . . . . . . . . . . . . . . . . .  $   18,390,115   $          3,219,394   $  17,538,240   $   40,067,935
Net asset value and redemption
   price per share (Note 1) . . . . . . . . . . .  $         9.25   $               8.70   $        6.99   $         9.96
Maximum sales charge per share (5.75 percent of
   public offering price; 5.00 percent of public
   offering for the Conseco Fixed Income Fund). .            0.56                   0.53            0.43             0.52
Maximum offering price per share. . . . . . . . .  $         9.81   $               9.23   $        7.42   $        10.48
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CLASS B SHARES:
Shares outstanding (unlimited shares authorized).       1,992,230              1,450,835       6,542,163        4,121,269
Net assets. . . . . . . . . . . . . . . . . . . .  $   18,148,086             12,545,239   $  45,442,512       40,894,554
Net asset value, offering price and
   redemption price per share (Note 1). . . . . .  $         9.11   $               8.65   $        6.95   $         9.92
-------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
Shares outstanding (unlimited shares authorized).       2,740,781                624,090       3,746,545        5,886,885
Net assets. . . . . . . . . . . . . . . . . . . .  $   25,159,834   $          5,415,082   $  25,992,642   $   58,714,086
Net asset value, offering price and
   redemption price per share (Note 1). . . . . .  $         9.18   $               8.68   $        6.94   $         9.97
-------------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES:
Shares outstanding (unlimited shares authorized).       1,498,327                476,460       1,452,140        4,446,986
Net assets. . . . . . . . . . . . . . . . . . . .  $   13,976,380              4,143,484   $  10,205,326       44,489,310
Net asset value, offering price and
   redemption price per share (Note 1). . . . . .  $         9.33   $               8.70   $        7.03   $        10.00
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                  THE  ACCOMPANYING  NOTES  ARE  AN  INTEGRAL  PART OF THESE FINANCIAL STATEMENTS.

                                      3

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STATEMENTS  OF  OPERATIONS

For  the  six  months  ended  June  30,  2002  (unaudited)



                                                         CONSECO SCIENCE &                         CONSECO         CONSECO
                                                          TECHNOLOGY FUND     CONSECO 20 FUND    EQUITY FUND    LARGE-CAP FUND
                                                        -------------------  -----------------  -------------  ----------------
INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . . . .  $            5,388   $         24,861   $     38,625   $         1,817
Dividends. . . . . . . . . . . . . . . . . . . . . . .                  --            246,355        971,301            78,737
Foreign tax withheld . . . . . . . . . . . . . . . . .                  --                 --             --                --
-------------------------------------------------------------------------------------------------------------------------------
   Total investment income . . . . . . . . . . . . . .               5,388            271,216      1,009,926            80,554
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees . . . . . . . . . . . . . . .              99,526            391,863        525,436            69,025
Distribution and service fees:
   Class A . . . . . . . . . . . . . . . . . . . . . .              33,690             50,394         30,287            21,909
   Class B . . . . . . . . . . . . . . . . . . . . . .               8,071            192,306        114,949            22,784
   Class C . . . . . . . . . . . . . . . . . . . . . .              19,922            176,793        122,209            21,626
Administration fee . . . . . . . . . . . . . . . . . .              19,905            111,961        150,124            19,721
Transfer agent fees and expenses . . . . . . . . . . .              23,932             66,909         43,493            22,033
Registration and filing fees . . . . . . . . . . . . .              12,489             17,429         23,601            13,960
Custody fees . . . . . . . . . . . . . . . . . . . . .               1,280              2,986          2,013             5,472
Audit fees . . . . . . . . . . . . . . . . . . . . . .               2,590              7,365          6,818               964
Organization costs . . . . . . . . . . . . . . . . . .                  --              9,762             --                --
Legal fees . . . . . . . . . . . . . . . . . . . . . .                 438              7,688          2,542               438
Reports - printing . . . . . . . . . . . . . . . . . .               4,410             40,453         19,664             3,930
Trustee fees and expenses. . . . . . . . . . . . . . .                 792              6,200          5,414               855
Insurance. . . . . . . . . . . . . . . . . . . . . . .                 181                543            661               181
Other. . . . . . . . . . . . . . . . . . . . . . . . .                 530              1,124          1,970               480
-------------------------------------------------------------------------------------------------------------------------------
   Total expenses. . . . . . . . . . . . . . . . . . .             227,756          1,083,776      1,049,181           203,378
-------------------------------------------------------------------------------------------------------------------------------
Less expense reductions and reimbursements (Note 3). .             (41,665)                --        (33,888)          (38,452)
-------------------------------------------------------------------------------------------------------------------------------
   Net expenses. . . . . . . . . . . . . . . . . . . .             186,091          1,083,776      1,015,293           164,926
-------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss). . . . . . . . . . . .            (180,703)          (812,560)        (5,367)          (84,372)
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS:
Net realized losses on sales of investments. . . . . .          (6,706,104)       (32,101,711)      (459,947)       (1,985,047)
Net change in unrealized appreciation
   or depreciation on investments. . . . . . . . . . .          (3,968,589)        (5,756,840)    (1,857,252)       (1,906,752)
-------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized losses on investments .         (10,674,693)       (37,858,551)    (2,317,199)       (3,891,799)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations.  $      (10,855,396)  $    (38,671,111)  $ (2,322,566)  $    (3,976,171)
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                           The  accompanying  notes  are  an  integral  part of these financial statements.

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                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report


                                                            CONSECO       CONSECO CONVERTIBLE    CONSECO HIGH    CONSECO FIXED
                                                         BALANCED FUND      SECURITIES FUND       YIELD FUND      INCOME FUND
                                                        ---------------  ---------------------  --------------  ---------------
INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . . . .  $    1,373,374   $            648,759   $   6,450,487   $    6,672,167
Dividends. . . . . . . . . . . . . . . . . . . . . . .         368,890                 64,547          66,140               --
Foreign tax withheld . . . . . . . . . . . . . . . . .              --                   -738              --               --
-------------------------------------------------------------------------------------------------------------------------------
Total investment income. . . . . . . . . . . . . . . .       1,742,264                712,568       6,516,627        6,672,167
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees . . . . . . . . . . . . . . .         305,100                129,991         397,487          449,341
Distribution and service fees:
   Class A . . . . . . . . . . . . . . . . . . . . . .          55,058                  9,742          61,845          130,407
   Class B . . . . . . . . . . . . . . . . . . . . . .         101,448                 76,083         247,144          202,182
   Class C . . . . . . . . . . . . . . . . . . . . . .         144,665                 32,682         138,734          296,570
Administration fee . . . . . . . . . . . . . . . . . .          87,171                 30,586         113,568          199,707
Transfer agent fees and expenses . . . . . . . . . . .          29,035                 29,181          34,995           32,223
Registration and filing fees . . . . . . . . . . . . .          16,591                 21,377          16,523           18,709
Custody fees . . . . . . . . . . . . . . . . . . . . .          21,954                  6,179           5,265           18,855
Audit fees . . . . . . . . . . . . . . . . . . . . . .           4,419                  1,582           5,289            7,560
Organization costs . . . . . . . . . . . . . . . . . .              --                     --           9,762               --
Legal fees . . . . . . . . . . . . . . . . . . . . . .           3,027                    545           3,932            9,302
Reports - printing . . . . . . . . . . . . . . . . . .          22,459                  6,020          18,389           32,725
Trustee fees and expenses. . . . . . . . . . . . . . .           4,630                  1,718           4,265            6,587
Insurance. . . . . . . . . . . . . . . . . . . . . . .             362                    181             543              787
Other. . . . . . . . . . . . . . . . . . . . . . . . .             955                  1,078           2,328            1,870
-------------------------------------------------------------------------------------------------------------------------------
   Total expenses. . . . . . . . . . . . . . . . . . .         796,874                346,945       1,060,069        1,406,825
-------------------------------------------------------------------------------------------------------------------------------
Less expense reductions and reimbursements (Note 3). .         (62,619)               (67,861)       (101,291)        (181,319)
-------------------------------------------------------------------------------------------------------------------------------
   Net expenses. . . . . . . . . . . . . . . . . . . .         734,255                279,084         958,778        1,225,506
-------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss). . . . . . . . . . . .       1,008,009                433,484       5,557,849        5,446,661
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS:
Net realized losses on sales of investments. . . . . .      (4,752,015)            (1,862,536)     (4,554,953)      (1,257,774)
Net change in unrealized appreciation
   or depreciation on investments. . . . . . . . . . .      (2,843,600)            (1,082,951)     (6,307,905)      (2,017,309)
-------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized losses on investments .      (7,595,615)            (2,945,487)    (10,862,858)      (3,275,083)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations.  $   (6,587,606)  $         (2,512,003)  $  (5,305,009)  $    2,171,578
-------------------------------------------------------------------------------------------------------------------------------
                           The  accompanying  notes  are  an  integral  part of these financial statements.

-------------------------------------------------------------------------------
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

For  the  six  months  ended  June  30,  2002 (unaudited) and for the year ended
December  31,  2001


                                                        CONSECO SCIENCE
                                                       & TECHNOLOGY FUND                   CONSECO 20 FUND
                                              ----------------------------------  ---------------------------------
                                                     2002              2001             2002              2001
                                              -------------------  -------------  -----------------  --------------
OPERATIONS:
Net investment income (loss) . . . . . . . .  $         (180,703)  $   (358,464)  $       (812,560)  $  (2,292,319)
Net realized gains (losses)
   on sale of investments. . . . . . . . . .  $       (6,706,104)  $(11,235,788)  $    (32,101,711)  $ (34,504,172)
Net change in unrealized appreciation
    or depreciation on investments . . . . .  $       (3,968,589)  $ (8,837,177)  $     (5,756,840)  $ (79,874,572)
-------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
      from operations. . . . . . . . . . . .  $      (10,855,396)  $(20,431,429)  $    (38,671,111)  $(116,671,063)
-------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO
  SHAREHOLDERS  FROM NET
   INVESTMENT INCOME:
Class A shares . . . . . . . . . . . . . . .                  --             --                 --              --
Class B shares . . . . . . . . . . . . . . .                  --             --                 --              --
Class C shares . . . . . . . . . . . . . . .                  --             --                 --              --
Class Y shares . . . . . . . . . . . . . . .                  --             --                 --              --
-------------------------------------------------------------------------------------------------------------------
   Total dividends from net
       investment income . . . . . . . . . .                  --             --                 --              --
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
   SHAREHOLDERS OF NET
   CAPITAL GAINS:
Class A shares . . . . . . . . . . . . . . .                  --             --                 --              --
Class B shares . . . . . . . . . . . . . . .                  --             --                 --              --
Class C shares . . . . . . . . . . . . . . .                  --             --                 --              --
Class Y shares . . . . . . . . . . . . . . .                  --             --                 --              --
-------------------------------------------------------------------------------------------------------------------
   Total distributions of net capital gains.                  --             --                 --              --
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE
   TRANSACTIONS:
Shares sold. . . . . . . . . . . . . . . . .           2,096,745     18,001,018         18,563,300     173,393,958
Reinvested dividends and distributions . . .                  --             --                 --              --
Shares redeemed. . . . . . . . . . . . . . .  $       (2,716,812)  $ (5,294,540)  $    (33,966,778)  $(143,275,492)
-------------------------------------------------------------------------------------------------------------------
   Net increase from capital
      share transactions . . . . . . . . . .  $         (620,067)  $ 12,706,478   $    (15,403,478)  $  30,118,466
-------------------------------------------------------------------------------------------------------------------
   Total increase (decrease)
      in net assets. . . . . . . . . . . . .  $      (11,475,463)  $ (7,724,951)  $    (54,074,589)  $ (86,552,597)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period . . . . . . . . . . .          24,188,020     31,912,971        130,603,036     217,155,633
-------------------------------------------------------------------------------------------------------------------
   End of period . . . . . . . . . . . . . .  $       12,712,557   $ 24,188,020         76,528,447   $ 130,603,036
-------------------------------------------------------------------------------------------------------------------
   Including undistributed net
      investment income (loss) of: . . . . .  $         (180,703)  $         --   $       (812,560)  $          --
-------------------------------------------------------------------------------------------------------------------
                   The  accompanying  notes  are  an  integral  part of these financial statements.

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report




                                                            CONSECO EQUITY FUND                   CONSECO LARGE-CAP FUND
                                                  ----------------------------------      --------------------------------------
                                                          2002                2001                 2002                2001
                                                  ---------------------  ------------    -----------------------   -------------
OPERATIONS:
Net investment income (loss) . . . . . . . . . .  $             (5,367)  $     165,861   $               (84,372)  $   (226,854)
Net realized gains (losses)
   on sale of investments. . . . . . . . . . . .  $           (459,947)  $ (23,868,483)  $            (1,985,047)  $ (5,419,102)
Net change in unrealized
   appreciation or depreciation
   on investments. . . . . . . . . . . . . . . .  $         (1,857,252)  $   6,777,287   $            (1,906,752)  $     59,340
--------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from operations . . .  $         (2,322,566)  $ (16,925,335)  $            (3,976,171)  $ (5,586,616)
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM
  NET INVESTMENT INCOME:
Class A shares . . . . . . . . . . . . . . . . .                    --              --                        --             --
Class B shares . . . . . . . . . . . . . . . . .                    --              --                        --             --
Class C shares . . . . . . . . . . . . . . . . .                    --              --                        --             --
Class Y shares . . . . . . . . . . . . . . . . .                    --   $    (126,516)                       --             --
--------------------------------------------------------------------------------------------------------------------------------
   Total dividends from net investment income. .                    --   $    (126,516)                       --             --
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS OF
   NET CAPITAL GAINS:
Class A shares . . . . . . . . . . . . . . . . .                    --   $      (3,666)                       --             --
Class B shares . . . . . . . . . . . . . . . . .                    --   $      (4,962)                       --             --
Class C shares . . . . . . . . . . . . . . . . .                    --   $      (4,412)                       --             --
Class Y shares . . . . . . . . . . . . . . . . .                    --   $     (18,225)                       --             --
--------------------------------------------------------------------------------------------------------------------------------
   Total distributions of net capital gains. . .                    --   $     (31,265)                       --             --
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold. . . . . . . . . . . . . . . . . . .            66,423,554     111,135,371                 1,447,516     10,115,016
Reinvested dividends and distributions . . . . .                    --         157,247                        --             --
Shares redeemed. . . . . . . . . . . . . . . . .  $        (61,408,603)  $(105,276,597)  $            (3,583,217)  $(13,396,988)
--------------------------------------------------------------------------------------------------------------------------------
   Net increase from capital share transactions.  $          5,014,951   $   6,016,021   $            (2,135,701)  $ (3,281,972)
--------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets . . .  $          2,692,385   $ (11,067,095)  $            (6,111,872)  $ (8,868,588)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period . . . . . . . . . . . . .  $        144,068,313   $ 155,135,408   $            21,745,680   $ 30,614,268
--------------------------------------------------------------------------------------------------------------------------------
   End of period . . . . . . . . . . . . . . . .  $        146,760,698   $ 144,068,313   $            15,633,808   $ 21,745,680
--------------------------------------------------------------------------------------------------------------------------------
   Including undistributed net
   investment income (loss) of:. . . . . . . . .  $             30,792   $      33,621   $               (84,371)  $         --
--------------------------------------------------------------------------------------------------------------------------------
                           The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

For  the  six  months  ended  June  30,  2002 (unaudited) and for the year ended
December  31,  2001



                                                                                                 CONSECO CONVERTIBLE
                                                         CONSECO BALANCED FUND                     SECURITIES FUND
                                                  -------------------------------------   ------------------------------------
                                                           2002                2001               2002               2001
                                                  ----------------------   ------------   --------------------   -------------
OPERATIONS:
Net investment income. . . . . . . . . . . . . .  $            1,008,009   $  1,894,246   $            433,484   $  1,421,131
Net realized gains (losses)
   on sales of investments . . . . . . . . . . .  $           (4,752,015)  $ (7,163,639)  $         (1,862,536)  $ (9,810,367)
Net change in unrealized appreciation
    or depreciation on investments . . . . . . .  $           (2,843,600)  $   (837,305)  $         (1,082,951)  $  1,148,709
------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from operations . . .  $           (6,587,606)  $ (6,106,698)             2,512,003)  $ (7,240,527)
------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM
   NET INVESTMENT INCOME:
Class A shares . . . . . . . . . . . . . . . . .  $             (277,205)  $   (554,847)  $            (58,425)  $   (268,080)
Class B shares . . . . . . . . . . . . . . . . .  $             (223,083)  $   (342,982)  $           (193,892)  $   (665,534)
Class C shares . . . . . . . . . . . . . . . . .  $             (309,310)  $   (527,176)  $            (82,962)  $   (260,226)
Class Y shares . . . . . . . . . . . . . . . . .  $             (239,269)  $   (468,111)  $            (86,910)  $   (280,571)
------------------------------------------------------------------------------------------------------------------------------
   Total dividends from net investment income: .  $           (1,048,867)  $ (1,893,116)  $           (422,189)  $ (1,474,411)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
   OF NET CAPITAL GAINS:
Class A shares . . . . . . . . . . . . . . . . .                      --             --                     --   $   (225,860)
Class B shares . . . . . . . . . . . . . . . . .                      --             --                     --   $   (899,374)
Class C shares . . . . . . . . . . . . . . . . .                      --             --                     --   $   (360,284)
Class Y shares . . . . . . . . . . . . . . . . .                      --             --                     --   $   (269,511)
------------------------------------------------------------------------------------------------------------------------------
   Total distributions of net capital gains. . .                      --             --                     --   $ (1,755,029)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold. . . . . . . . . . . . . . . . . . .  $           15,190,667   $ 55,275,011   $          1,277,212   $  7,535,195
Reinvested dividends and distributions . . . . .  $              306,786   $    637,462   $            105,321   $    840,697
Shares redeemed. . . . . . . . . . . . . . . . .  $          (21,125,096)  $(21,513,197)  $         (8,403,356)  $(30,228,252)
------------------------------------------------------------------------------------------------------------------------------
   Net increase from capital share transactions.  $           (5,627,643)  $ 34,399,276   $         (7,020,823)  $(21,852,360)
------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets . . .  $          (13,264,116)  $ 26,399,462   $         (9,955,015)  $(32,322,327)
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period . . . . . . . . . . . . .  $           88,938,531   $ 62,539,069   $         35,278,214     67,600,541
------------------------------------------------------------------------------------------------------------------------------
   End of period . . . . . . . . . . . . . . . .  $           75,674,415   $ 88,938,531   $         25,323,199   $ 35,278,214
------------------------------------------------------------------------------------------------------------------------------
   Including undistributed net
      investment income of:. . . . . . . . . . .  $               14,357   $     55,217   $             11,294   $         --
------------------------------------------------------------------------------------------------------------------------------
                           The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report



                                                                                                   CONSECO FIXED
                                                           CONSECO HIGH YIELD FUND                  INCOME FUND
                                                  --------------------------------------    -----------------------------
                                                            2002                 2001            2002            2001
                                                  -----------------------    ------------   -------------    ------------
OPERATIONS:
Net investment income. . . . . . . . . . . . . .  $              5,557,849   $  9,770,212   $    5,446,661   $  7,597,051
Net realized gains (losses)
   on sales of investments . . . . . . . . . . .  $             (4,554,953)  $ (6,723,875)  $   (1,257,774)       909,069
Net change in unrealized appreciation
    or depreciation on investments . . . . . . .  $             (6,307,905)  $  1,112,142   $   (2,017,309)      (138,021)
-------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from operations . . .  $             (5,305,009)  $  4,158,479   $    2,171,578      8,368,099
-------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM
   NET INVESTMENT INCOME:
Class A shares . . . . . . . . . . . . . . . . .  $             (1,180,683)  $ (2,278,410)  $   (1,413,557)    (2,595,432)
Class B shares . . . . . . . . . . . . . . . . .  $             (2,388,913)  $ (4,604,265)  $   (1,073,907)    (1,210,182)
Class C shares . . . . . . . . . . . . . . . . .  $             (1,355,406)  $ (2,225,220)  $   (1,567,620)    (1,441,854)
Class Y shares . . . . . . . . . . . . . . . . .  $               (602,417)  $ (1,022,812)  $   (1,478,202)    (2,266,036)
-------------------------------------------------------------------------------------------------------------------------
   Total dividends from net investment income: .  $             (5,527,419)  $(10,130,707)  $   (5,533,286)    (7,513,504)
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
   OF NET CAPITAL GAINS:
Class A shares . . . . . . . . . . . . . . . . .                        --             --               --       (624,263)
Class B shares . . . . . . . . . . . . . . . . .                        --             --               --       (371,296)
Class C shares . . . . . . . . . . . . . . . . .                        --             --               --       (544,748)
Class Y shares . . . . . . . . . . . . . . . . .                        --             --               --       (471,212)
-------------------------------------------------------------------------------------------------------------------------
   Total distributions of net capital gains. . .                        --             --               --     (2,011,519)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold. . . . . . . . . . . . . . . . . . .  $             38,403,396   $ 82,373,412   $   50,067,939    213,063,550
Reinvested dividends and distributions . . . . .  $                653,859   $  1,372,713   $    1,342,648      2,660,839
Shares redeemed. . . . . . . . . . . . . . . . .  $            (43,059,263)  $(50,800,971)  $  (73,594,114)   (79,248,925)
-------------------------------------------------------------------------------------------------------------------------
   Net increase from capital share transactions.  $             (4,002,008)  $ 32,945,154   $  (22,183,527)   136,475,464
-------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets . . .  $            (14,834,436)  $ 26,972,926   $  (25,545,235)   135,318,540
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period . . . . . . . . . . . . .  $            114,013,156   $ 87,040,230   $  209,711,120     74,392,580
-------------------------------------------------------------------------------------------------------------------------
   End of period . . . . . . . . . . . . . . . .  $             99,178,720   $114,013,156   $  184,165,885   $209,711,120
-------------------------------------------------------------------------------------------------------------------------
   Including undistributed net
      investment income of:. . . . . . . . . . .  $               (202,083)  $   (232,511)  $      114,969   $    201,593
-------------------------------------------------------------------------------------------------------------------------
                           The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

For  the  six  months  ended  June  30,  2002 (unaudited) and for the year ended
December  31,  2001



                                                CONSECO SCIENCE &
                                                TECHNOLOGY FUND                   CONSECO 20 FUND
                                         --------------------------------  --------------------------------
                                                2002             2001            2002             2001
                                         -------------------  -----------  -----------------  -------------
SHARE DATA:
CLASS A SHARES:
Sold. . . . . . . . . . . . . . . . . .  $          293,343   $2,881,463   $      1,543,590   $ 12,497,228
Reinvested dividends and distributions.                  --           --                 --             --
Redeemed. . . . . . . . . . . . . . . .  $         (295,596)  $ (393,673)  $     (2,169,689)  $(11,431,084)
-----------------------------------------------------------------------------------------------------------
   Net increase (decrease). . . . . . .  $           (2,253)  $2,487,790   $       (626,099)  $  1,066,144
-----------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period. . . . . . . . .  $        5,348,964   $2,861,174   $      3,910,143   $  2,843,999
   End of period. . . . . . . . . . . .  $        5,346,711   $5,348,964   $      3,284,044   $  3,910,143
-----------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Sold. . . . . . . . . . . . . . . . . .  $           22,768   $  386,878   $        242,758   $  2,311,240
Reinvested dividends and distributions.                  --           --                 --             --
Redeemed. . . . . . . . . . . . . . . .  $         (263,416)  $ (278,292)  $     (1,736,657)  $ (2,317,538)
-----------------------------------------------------------------------------------------------------------
   Net increase (decrease). . . . . . .  $         (240,648)  $  108,586   $     (1,493,899)  $     (6,298)
-----------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period. . . . . . . . .  $          787,025   $  678,439   $      7,750,222   $  7,756,520
   End of period. . . . . . . . . . . .  $          546,377   $  787,025   $      6,256,323   $  7,750,222
-----------------------------------------------------------------------------------------------------------
CLASS C SHARES:
Sold. . . . . . . . . . . . . . . . . .  $          397,238   $1,214,989   $        633,285   $  3,210,968
Reinvested dividends and distributions.                  --           --                 --             --
Redeemed. . . . . . . . . . . . . . . .  $         (484,652)  $ (386,446)  $     (1,387,372)  $ (2,034,641)
-----------------------------------------------------------------------------------------------------------
   Net increase (decrease). . . . . . .  $          (87,414)  $  828,543   $       (754,087)  $  1,176,327
-----------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period. . . . . . . . .  $        1,568,566   $  740,023   $      6,754,804   $  5,578,477
   End of period. . . . . . . . . . . .  $        1,481,152   $1,568,566   $      6,000,717   $  6,754,804
-----------------------------------------------------------------------------------------------------------
CLASS Y SHARES:
Sold. . . . . . . . . . . . . . . . . .  $           74,893   $  380,284   $        864,639   $  2,172,316
Reinvested dividends and distributions.                  --           --                 --             --
Redeemed. . . . . . . . . . . . . . . .  $          (89,805)  $ (345,794)  $     (1,039,213)  $ (1,482,801)
-----------------------------------------------------------------------------------------------------------
   Net increase (decrease). . . . . . .  $          (14,912)  $   34,490   $       (174,574)  $    689,515
-----------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period. . . . . . . . .  $          356,821   $  322,331   $      3,288,581   $  2,599,066
   End of period. . . . . . . . . . . .  $          341,909   $  356,821   $      3,114,007   $  3,288,581
-----------------------------------------------------------------------------------------------------------
                           The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report



                                                CONSECO EQUITY FUND                  CONSECO LARGE CAP FUND
                                         -----------------------------------   ------------------------------------
                                                 2002               2001                2002               2001
                                         ---------------------  ------------  ------------------------  -----------
SHARE DATA:
CLASS A SHARES:
Sold. . . . . . . . . . . . . . . . . .  $          3,427,711   $ 8,551,714   $                38,118   $  194,355
Reinvested dividends and distributions.                    --   $      (114)                       --           --
Redeemed. . . . . . . . . . . . . . . .  $         (3,954,917)  $(8,470,316)  $               (67,824)  $ (396,990)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
   Net increase (decrease). . . . . . .  $           (527,206)  $    81,284   $               (29,706)  $ (202,635)
Shares Outstanding:
   Beginning of period. . . . . . . . .  $          1,623,979   $ 1,542,695   $             1,426,022   $1,628,657
   End of period. . . . . . . . . . . .  $          1,096,773   $ 1,623,979   $             1,396,316   $1,426,022
-------------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Sold. . . . . . . . . . . . . . . . . .  $            442,038   $ 1,134,182   $                28,134   $  384,095
Reinvested dividends and distributions.                    --   $     2,607                        --           --
Redeemed. . . . . . . . . . . . . . . .  $           (349,186)  $  (590,139)  $              (245,427)  $ (516,477)
-------------------------------------------------------------------------------------------------------------------
   Net increase (decrease). . . . . . .  $             92,852   $   546,650   $              (217,293)  $ (132,382)
-------------------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period. . . . . . . . .  $          2,584,425   $ 2,037,775   $               829,850   $  962,232
   End of period. . . . . . . . . . . .  $          2,677,277   $ 2,584,425   $               612,557   $  829,850
-------------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
Sold. . . . . . . . . . . . . . . . . .  $          1,127,063   $ 1,533,528   $                51,037   $  620,462
Reinvested dividends and distributions.                    --   $       114                        --           --
Redeemed. . . . . . . . . . . . . . . .  $           (402,729)  $  (619,591)  $              (184,770)  $ (777,339)
-------------------------------------------------------------------------------------------------------------------
   Net increase (decrease). . . . . . .  $            724,334   $   914,051   $              (133,733)  $ (156,877)
-------------------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period. . . . . . . . .  $          2,346,085   $ 1,432,034   $               735,322   $  892,199
   End of period. . . . . . . . . . . .  $          3,070,419   $ 2,346,085   $               601,589   $  735,322
-------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES:
Sold. . . . . . . . . . . . . . . . . .  $          2,367,080   $ 1,359,546   $               112,595   $  230,465
Reinvested dividends and distributions.                    --   $    14,765                        --           --
Redeemed. . . . . . . . . . . . . . . .  $         (2,118,847)  $(2,213,321)  $               (96,389)  $  (70,137)
-------------------------------------------------------------------------------------------------------------------
   Net increase (decrease). . . . . . .  $            248,233   $  (839,010)  $                16,206   $  160,328
-------------------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period. . . . . . . . .  $          9,646,623   $10,485,633   $               310,366   $  150,038
   End of period. . . . . . . . . . . .  $          9,894,856   $ 9,646,623   $               326,572   $  310,366
-----------------------------------------------------------------------------------------------------------
                           The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

For  the  six  months  ended  June  30,  2002 (unaudited) and for the year ended
December  31,  2001


                                                                                   CONSECO CONVERTIBLE
                                                 CONSECO BALANCED FUND               SECURITIES FUND
                                         ----------------------------------  ---------------------------------
                                                  2002              2001             2002             2001
                                         ----------------------  ----------  --------------------  -----------
SHARE DATA:
CLASS A SHARES:
Sold. . . . . . . . . . . . . . . . . .                215,999     524,794                21,929      101,138
Reinvested dividends and distributions.                  6,141      15,391                 1,899       11,033
Redeemed. . . . . . . . . . . . . . . .               (484,315)   (484,827)             (119,676)    (918,874)
--------------------------------------------------------------------------------------------------------------
   Net increase (decrease). . . . . . .               (262,175)     55,358               (95,848)    (806,703)
--------------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period. . . . . . . . .              2,250,132   2,194,774               466,077    1,272,780
   End of period. . . . . . . . . . . .              1,987,957   2,250,132               370,229      466,077
--------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Sold. . . . . . . . . . . . . . . . . .                302,727   1,119,901                28,857      312,767
Reinvested dividends and distributions.                  5,393       9,369                 5,109       38,632
Redeemed. . . . . . . . . . . . . . . .               (347,320)   (376,265)             (455,039)  (1,108,247)
--------------------------------------------------------------------------------------------------------------
   Net increase (decrease). . . . . . .                (39,200)    753,005              (421,073)    (756,848)
--------------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period. . . . . . . . .              2,031,430   1,278,425             1,871,908    2,628,756
   End of period. . . . . . . . . . . .              1,992,230   2,031,430             1,450,835    1,871,908
--------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
Sold. . . . . . . . . . . . . . . . . .                465,829   2,757,947                31,099      168,830
Reinvested dividends and distributions.                  2,616       4,431                 1,586       12,491
Redeemed. . . . . . . . . . . . . . . .               (605,623)   (655,459)             (181,504)    (420,286)
--------------------------------------------------------------------------------------------------------------
   Net increase (decrease). . . . . . .               (137,178)  2,106,919              (148,819)    (238,965)
--------------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period. . . . . . . . .              2,877,959     771,040               772,909    1,011,874
   End of period. . . . . . . . . . . .              2,740,781   2,877,959               624,090      772,909
--------------------------------------------------------------------------------------------------------------
CLASS Y SHARES:
Sold. . . . . . . . . . . . . . . . . .                549,336     764,221                54,589      138,361
Reinvested dividends and distributions.                 17,629      33,516                 2,888       23,629
Redeemed. . . . . . . . . . . . . . . .               (723,602)   (555,866)             (150,234)    (421,485)
--------------------------------------------------------------------------------------------------------------
   Net increase (decrease). . . . . . .               (156,637)    241,871               (92,757)    (259,495)
--------------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period. . . . . . . . .              1,654,964   1,413,093               569,217      828,712
   End of period. . . . . . . . . . . .              1,498,327   1,654,964               476,460      569,217
-----------------------------------------------------------------------------------------------------------
                           The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report


                                                   CONSECO HIGH YIELD FUND             CONSECO FIXED INCOME FUND
                                         -------------------------------------  ---------------------------------------
                                                   2002               2001                 2002                2001
                                         ------------------------  -----------  --------------------------  -----------
SHARE DATA:
CLASS A SHARES:
Sold                                            2,438,479           4,693,226           1,586,145            7,995,828
Reinvested dividends and distributions             22,551              68,452              23,380               53,842
Redeemed                                       (3,525,405)         (3,589,438)         (4,028,161)          (4,897,254)
----------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)                     (1,064,375)          1,172,240          (2,418,636)           3,152,416
----------------------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period                          3,572,411           2,400,171           6,442,157            3,289,741
   End of period                                2,508,036           3,572,411           4,023,521            6,442,157
----------------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Sold                                              777,691           2,353,641             782,928            3,432,812
Reinvested dividends and distributions             32,436              56,357              15,387               18,358
Redeemed                                         (605,350)         (1,137,865)           (517,912)            (552,756)
----------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)                        204,777           1,272,133             280,403            2,898,414
----------------------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period                          6,337,385           5,065,252           3,840,866              942,452
   End of period                                6,542,162           6,337,385           4,121,269            3,840,866
----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
Sold                                              936,259           2,007,709           1,299,757            5,785,427
Reinvested dividends and distributions             23,445              36,364              16,023               22,605
Redeemed                                         (528,661)         (1,017,474)         (1,066,832)            (689,546)
----------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)                        431,043           1,026,599             248,948            5,118,486
----------------------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period                          3,315,502           2,288,903           5,637,937              519,451
   End of period                                3,746,545           3,315,502           5,886,885            5,637,937
----------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES:
Sold                                              873,146           1,202,793           1,282,855            3,389,980
Reinvested dividends and distributions              8,653              11,617              77,827              164,703
Redeemed                                         (957,982)           (582,970)         (1,665,365)          (1,528,280)
----------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)                        (76,183)            631,440            (304,683)           2,026,403
----------------------------------------------------------------------------------------------------------------------
Shares Outstanding:
   Beginning of period                          1,528,323             896,883           4,751,669            2,725,266
   End of period                                1,452,140           1,528,323           4,446,986            4,751,669
-----------------------------------------------------------------------------------------------------------
                           The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------------------
CONSECO  SCIENCE  &  TECHNOLOGY  FUND

PORTFOLIO  MANAGER  REVIEW

HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  BENCHMARK?

          The Conseco Science & Technology Fund (Class A with load) returned -48.28% for the six month period ended June 30, 2002.(1) This compares to -33.33% for the benchmark NASDAQ 100 Index and -13.16% for the benchmark S&P 500 Index.

WHAT  CAUSED  THE  VARIANCE  IN  PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARK?

          The markets took a breather in the first quarter following a dramatic fourth quarter rebound. While the final results for the second quarter were a yawner, the daily action was anything but boring. Questions about accounting, cautious earnings guidance, and a beleaguered telecommunications sector were powerful countervailing forces to clearly improving macroeconomic data. Typically, market declines are associated with one of three factors. These are usually changes in interest rates, earnings or psychology. Interest rates have continued to decline, and given expected trends in inflation, we believe the pattern will continue. Earnings results are mixed in the short term, a step up from the universal downside, but nevertheless uncertain enough to preclude resurgence in confidence. The last factor - psychology - is awful. Investor sentiment is near all time highs in terms of bearishness. While this is typically an excellent reverse barometer, we would point out that the tremendous amount of negative earning restatements and fraudulent accounting announcements from the likes of WorldCom do give us pause.

WHICH  PORTFOLIO  HOLDINGS  MOST  ENHANCED  THE  FUNDS  PERFORMANCE?

          During the first half of 2002, the top performing securities were Applied Materials, Inc., Qlogic Corp., Novellus Systems, Inc. and Microsoft Corp.

WHICH  HOLDINGS  DETRACTED  FROM  PERFORMANCE?

          During the first half of 2002, the worst performing securities were Riverstone Networks, Inc., McData Corp. and JDS Uniphase Corp.

WHAT  IS  YOUR  OUTLOOK  FOR  THE  REST  OF  THE  FISCAL  YEAR?

          The economy is on a path of recovery. Unemployment claims have leveled off, inventories are down, and manufacturing activity is up due to the highest level of order growth in fifteen years. While many signs of economic recovery are evident, there remains a significant debate as to the type of recovery we will have and which groups of stocks are likely to lead the way. We believe that technology is the sector likely to perform the best over a three-year period, not just the first quarter or two of a recovery.

          Though pessimism abounds, for today, corporate governance and fraud are real issues, which must be dealt with swiftly and judiciously. Eventually, there will be some good news, a point that is easily overlooked and even thought impossible at times like these. We will eventually return to a period of market normalcy, marked by neither the excessive optimism of the late '90s nor the excessive pessimism of the current period. In a transition to normalcy, we expect the technology sector to outperform as investors focus on growth opportunities rather than defensive safe havens.

OAK  ASSOCIATES,  LTD.

          Oak Associates, ltd. ("Oak") sub-advises the Fund. Founded in 1985, Oak -- known for exceptionally low-turnover, aggressive growth performance -- has taxable and tax-exempt assets under management for more than 100 institutional clients, as well as three no-load mutual funds.

(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2003. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Science & Technology Fund is 5.75% for Class A. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The NASDAQ 100 Index is an unmanaged index considered to be representative of the technology arena in general. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general.

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report

GROWTH  OF  $10,000



DATE      CONSECO SCIENCE & TECHNOLOGY FUND (CLASS A SHARES)   NASDAQ 100   S&P 500 INDEX
--------  ---------------------------------------------------  -----------  --------------
07/01/00  $                                          9,425.07  $ 10,000.00  $    10,000.00
07/31/00  $                                         10,320.45  $  9,590.00  $     9,844.00
08/31/00  $                                         11,847.31  $ 10,833.82  $    10,455.31
09/30/00  $                                         10,989.63  $  9,487.18  $     9,903.27
10/31/00  $                                          9,830.35  $  8,721.56  $     9,861.68
11/30/00  $                                          7,426.96  $  6,660.66  $     9,084.58
12/31/00  $                                          6,541.00  $  6,222.39  $     9,129.09
01/31/01  $                                          7,115.93  $  6,890.05  $     9,453.18
02/28/01  $                                          4,307.26  $  5,071.08  $     8,591.05
03/31/01  $                                          3,364.75  $  4,180.59  $     8,046.37
04/30/01  $                                          4,297.83  $  4,929.76  $     8,671.58
05/31/01  $                                          3,967.96  $  4,782.85  $     8,729.68
06/30/01  $                                          3,713.48  $  4,863.20  $     8,517.54
07/31/01  $                                          3,364.75  $  4,473.66  $     8,434.07
08/31/01  $                                          2,714.42  $  3,905.06  $     7,906.10
09/30/01  $                                          1,837.89  $  3,104.52  $     7,268.08
10/31/01  $                                          2,516.49  $  3,626.39  $     7,406.90
11/30/01  $                                          3,016.02  $  4,241.06  $     7,975.01
12/31/01  $                                          2,836.95  $  4,190.60  $     8,045.19
01/31/02  $                                          2,874.65  $  4,119.36  $     7,927.73
02/28/02  $                                          2,148.92  $  3,611.85  $     7,774.72
03/31/02  $                                          2,563.62  $  3,860.71  $     8,067.05
04/30/02  $                                          2,148.92  $  3,393.56  $     7,578.19
05/31/02  $                                          1,903.86  $  3,210.99  $     7,522.11
06/30/02  $                                          1,555.14  $  2,793.88  $     6,986.54

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 6/30/02. Past performance does not guarantee future results.


AVERAGE ANNUAL TOTAL RETURN(1) (AS OF 6/30/02)
                                                INCEPTION   YEAR-TO-                       SINCE
                                                   DATE       DATE     1 YEAR   5 YEARS  INCEPTION
                                                ----------  ---------  -------  -------  ----------
Science & Technology Class A . . . . . . . . .   7/1/2000     -48.28%  -60.53%  n/a         -60.56%
Science & Technology Class B . . . . . . . . .   7/1/2000     -47.72%  -60.26%  n/a         -60.32%
Science & Technology Class C . . . . . . . . .   7/1/2000     -45.70%  -58.48%  n/a         -59.50%
Science & Technology Class Y . . . . . . . . .   7/1/2000     -44.88%  -57.83%  n/a         -59.13%
NASDAQ 100 Index . . . . . . . . . . . . . . .   7/1/2000     -33.33%  -42.55%  n/a         -47.14%
S&P 500 Index. . . . . . . . . . . . . . . . .   7/1/2000     -13.16%  -17.98%  n/a         -16.42%

TOP FIVE SECTORS (AS OF 6/30/02)
Semiconductors, Related Devices. . . . . . . .      26.7%
Business Services. . . . . . . . . . . . . . .      22.6%
Electronic, Other Electrical Equipment,
   except Computers. . . . . . . . . . . . . .      19.9%
Industrial, Commercial Machinery,
   Computers . . . . . . . . . . . . . . . . .      19.7%
Telephone and Telegraph Apparatus. . . . . . .       2.7%

TOP 10 HOLDINGS (AS OF 6/30/02)
Microsoft Corp.. . . . . . . . . . . . . . . .       7.5%
Novellus Systems, Inc. . . . . . . . . . . . .       6.9%
Cisco Systems, Inc.. . . . . . . . . . . . . .       6.7%
Integrated Device Technology, Inc. . . . . . .       6.7%
Brocade Communications Systems, Inc. . . . . .       6.3%
EMC Corp.. . . . . . . . . . . . . . . . . . .       6.0%
Semtech Corp.. . . . . . . . . . . . . . . . .       5.6%
VERITAS Software Corp. . . . . . . . . . . . .       5.0%
Intersil Corp. . . . . . . . . . . . . . . . .       4.9%
Maxim Integrated Products, Inc.. . . . . . . .       4.8%

--------------------------------------------------------------------------------
CONSECO  SCIENCE  &  TECHNOLOGY  FUND

SCHEDULE  OF  INVESTMENTS
June  30,  2002


SHARES OR
PRINCIPAL AMOUNT                                           VALUE
------------------------------------------------------  -----------
COMMON STOCKS (93.7%)
BUSINESS SERVICES (22.6%)
   45,600   Brocade Communications
            Systems, Inc. (a) . . . . . . . . . . . ..  $   797,088
   17,400   Microsoft Corp. (a). . . . . . . . . . . .      951,780
   86,800   TIBCO Software, Inc. (a) . . . . . . . . .      482,608
   32,230   VERITAS Software Corp. (a) . . . . . . . .      637,832
                                                        -----------
                                                          2,869,308
                                                        -----------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT,
   EXCEPT COMPUTERS (19.9%)
   62,700   Flextronics International Ltd. (a) . . . .      447,051
   16,000   Maxim Integrated Products, Inc. (a). . . .      613,280
   25,900   Novellus Systems, Inc. (a) . . . . . . . .      880,600
   15,300   QLogic Corp. (a) . . . . . . . . . . . . .      582,930
                                                        -----------
                                                          2,523,861
                                                        -----------
INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (19.7%)
   29,100   Applied Materials, Inc. (a). . . . . . . .      553,482
   60,950   Cisco Systems, Inc. (a). . . . . . . . . .      850,252
  100,700   EMC Corp. (a) . . . . . . . . . . . . . .       760,285
   60,610   Juniper Networks, Inc. (a) . . . . . . . .      342,447
                                                        -----------
                                                          2,506,466
                                                        -----------
PREPACKAGED SOFTWARE (2.1%)
   19,700   Check Point Software Technologies Ltd. (a)      267,132
                                                        -----------

SEMICONDUCTORS, RELATED DEVICES (26.7%)
   22,500   Broadcom Corp. (a) . . . . . . . . . . . .  $   394,650
   46,620   Integrated Device Technology, Inc. (a) . .      845,687
   29,400   Intersil Holdings Corp.  (a) . . . . . . .      628,572
   40,910   PMC-Sierra, Inc. (a) . . . . . . . . . . .      379,236
   26,900   Semtech Corp. (a). . . . . . . . . . . . .      718,230
   67,300   TriQuint Semiconductor, Inc. (a) . . . . .      431,393
                                                        -----------
                                                          3,397,768
                                                        -----------
TELEPHONE AND TELEGRAPH APPARATUS (2.7%)
   81,908   CIENA Corp. (a). . . . . . . . . . . . . .      343,193
                                                        -----------
      Total common stocks (cost $34,200,988) . . . . .   11,907,728
                                                        -----------
SHORT TERM INVESTMENTS (2.9%)
   372,000   Nations Treasury Reserve. . . . . . . . .      372,000
                                                        -----------
      Total short term investments
      (cost $372,000). . . . . . . . . . . . . . . . .      372,000
                                                        -----------
TOTAL INVESTMENTS (COST $34,572,988) (96.6%) . . . . .   12,279,728
                                                        -----------
OTHER ASSETS, LESS LIABILITIES (3.4%). . . . . . . . .      432,829
                                                        -----------
TOTAL NET ASSETS (100.0%). . . . . . . . . . . . . . .  $12,712,557
                                                        ===========

-----------------
(a)  Non-income  producing  security.

--------------------------------------------------------------------------------
CONSECO  20  FUND

Portfolio  Manager  Review

HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  BENCHMARK?

     The Conseco 20 Fund (Class A with load) returned -35.59% for the six month period ended June 30, 2002.(1) This compares to -13.16% for the benchmark S&P 500 Index and -3.22% for the benchmark S&P MidCap 400 Index.

WHAT  CAUSED  THE  VARIANCE  IN  PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARK?

     On the economic front, economists generally expect 2%-3% Gross Domestic Product growth for the second quarter, following a 6% gain in the first quarter, which was the fastest rate of growth in two years. Unemployment rates have likely stabilized at the 5.8% level, while recent payroll figures suggest that hiring is beginning to increase, albeit slowly. Microsoft, Inc. recently announced the decision to increase its sales force by 450, the biggest increase in years. Factory production activity improved at its fastest pace in over two years, reflecting the desire by manufacturers to increase inventories from unsustainably low levels. Throughout the downturn, consumers have remained the backbone of the economy, and even now, new home construction and related retail sales remain on the increase. Inflation is running at close to zero, providing excellent purchasing power, and productivity gains are well above historical norms. And yet, in spite of all this good news, the stock market, as measured by the S&P 500 and NASDAQ, declined significantly in the second quarter, reaching September 21, 2001, lows.

WHICH  PORTFOLIO  HOLDINGS  MOST  ENHANCED  THE  FUND'S  PERFORMANCE?

     During the first half of 2002, the Conseco 20 Fund's top performing stocks were Applied Materials, Inc., Pfizer, Inc. and Merck & Co., Inc.

WHICH  HOLDINGS  DETRACTED  FROM  PERFORMANCE?

     During the first half of 2002, the Conseco 20 Fund's worst performing stocks were Vitesse Semiconductor Corp., Ciena Corp. and Juniper Networks, Inc.

WHAT  IS  YOUR  OUTLOOK  FOR  THE  REST  OF  THE  FISCAL  YEAR?

     Corporate governance and fraud are real issues, which must be dealt with swiftly and judiciously. Eventually, there will be some good news, a point that is easily overlooked and even thought impossible at times like these. We will eventually return to a period of market normalcy, marked by neither the excessive optimism of the late '90s nor the excessive pessimism of the current period. In a transition to normalcy, we expect the technology, financial services and healthcare sectors will outperform as investors focus on growth opportunities rather than defensive safe havens.

OAK  ASSOCIATES,  LTD.

Oak Associates, ltd. ("Oak") sub-advises the Fund. Founded in 1985, Oak known for exceptionally low-turnover, aggressive growth performance has taxable and tax-exempt assets under management for more than 100 institutional clients, as well as three no-load mutual funds.
--------------------------------------------------------------------------------

1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2003. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco 20 Fund is 5.75% for Class A. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The S&P MidCap 400 Index is an unmanaged index considered to be representative of the mid cap stock arena in general. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general.

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report


GROWTH  OF  $10,000


DATE      CONSECO 20 FUND (CLASS A SHARES)   S&P 500 INDEX   S&P 400 MIDCAP INDEX
--------  ---------------------------------  --------------  ---------------------
01/01/98  $                        9,425.07  $    10,000.00  $           10,000.00
01/31/98  $                        9,905.75  $    10,111.00  $            9,810.00
02/28/98  $                       10,763.43  $    10,840.00  $           10,622.27
03/31/98  $                       11,658.81  $    11,395.01  $           11,101.33
04/30/98  $                       11,470.31  $    11,510.10  $           11,304.49
05/31/98  $                       10,725.73  $    11,312.13  $           10,795.78
06/30/98  $                       11,225.26  $    11,771.40  $           10,863.80
07/31/98  $                       10,622.06  $    11,646.62  $           10,442.28
08/31/98  $                        8,803.02  $     9,962.52  $            8,498.97
09/30/98  $                        9,302.55  $    10,601.12  $            9,292.78
10/31/98  $                        9,717.25  $    11,462.99  $           10,123.55
11/30/98  $                       10,556.08  $    12,157.65  $           10,628.72
12/31/98  $                       12,064.09  $    12,857.93  $           11,912.67
01/31/99  $                       12,111.22  $    13,395.39  $           11,449.26
02/28/99  $                       11,771.91  $    12,978.79  $           10,849.32
03/31/99  $                       12,318.57  $    13,497.94  $           11,152.02
04/30/99  $                       13,034.87  $    14,020.31  $           12,031.91
05/31/99  $                       13,327.05  $    13,689.43  $           12,083.65
06/30/99  $                       14,542.88  $    14,449.20  $           12,731.33
07/31/99  $                       14,552.31  $    13,998.38  $           12,460.16
08/31/99  $                       15,155.51  $    13,928.39  $           12,032.77
09/30/99  $                       15,221.49  $    13,546.75  $           11,660.96
10/31/99  $                       15,947.22  $    14,404.26  $           12,255.67
11/30/99  $                       18,058.44  $    14,696.67  $           12,899.09
12/31/99  $                       20,587.75  $    15,562.30  $           13,665.30
01/31/00  $                       21,334.04  $    14,781.08  $           13,279.94
02/29/00  $                       27,413.85  $    14,501.71  $           14,209.53
03/31/00  $                       25,145.12  $    15,919.98  $           15,398.87
04/30/00  $                       22,627.62  $    15,440.79  $           14,859.91
05/31/00  $                       20,846.47  $    15,124.25  $           14,674.16
06/30/00  $                       23,742.08  $    15,497.82  $           14,889.87
07/31/00  $                       23,324.16  $    15,256.06  $           15,125.13
08/31/00  $                       27,622.81  $    16,203.46  $           16,813.10
09/30/00  $                       26,866.57  $    15,347.91  $           16,697.09
10/31/00  $                       23,224.65  $    15,283.45  $           16,131.05
11/30/00  $                       17,592.63  $    14,079.12  $           14,913.16
12/31/00  $                       15,302.95  $    14,148.11  $           16,054.02
01/31/01  $                       17,007.61  $    14,650.36  $           16,412.02
02/28/01  $                       11,451.19  $    13,314.25  $           15,476.54
03/31/01  $                        9,121.91  $    12,470.13  $           14,326.63
04/30/01  $                       11,334.07  $    13,439.06  $           15,906.86
05/31/01  $                       10,540.30  $    13,529.10  $           16,277.49
06/30/01  $                       10,045.81  $    13,200.34  $           16,212.38
07/31/01  $                        9,278.06  $    13,070.98  $           15,970.81
08/31/01  $                        7,820.64  $    12,252.73  $           15,448.57
09/30/01  $                        5,959.82  $    11,263.94  $           13,526.76
10/31/01  $                        7,143.98  $    11,479.08  $           14,126.00
11/30/01  $                        8,354.16  $    12,359.52  $           15,176.97
12/31/01  $                        7,963.78  $    12,468.29  $           15,961.62
01/31/02  $                        8,093.91  $    12,286.25  $           15,878.62
02/28/02  $                        6,766.61  $    12,049.13  $           15,897.68
03/31/02  $                        7,703.52  $    12,502.17  $           17,034.36
04/30/02  $                        6,766.61  $    11,744.54  $           16,954.30
05/31/02  $                        6,389.24  $    11,657.63  $           16,667.77
06/30/02  $                        5,439.31  $    10,827.61  $           15,447.69

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 6/30/02. Past performance does not guarantee future results.



AVERAGE ANNUAL TOTAL RETURN(1) (AS OF 6/30/02)
                                                INCEPTION   YEAR-TO-                       SINCE
                                                   DATE       DATE     1 YEAR   5 YEARS  INCEPTION
                                                ----------  ---------  -------  -------  ----------
20 Class A . . . . . . . . . . . . . . . . . .   1/1/1998     -35.59%  -48.96%  n/a         -12.67%
20 Class B . . . . . . . . . . . . . . . . . .  2/18/1998     -35.34%  -48.90%  n/a         -14.88%
20 Class C . . . . . . . . . . . . . . . . . .  3/10/1998     -32.62%  -46.70%  n/a         -15.73%
20 Class Y . . . . . . . . . . . . . . . . . .   4/6/1998     -31.65%  -45.65%  n/a         -16.25%
S&P 500 Index. . . . . . . . . . . . . . . . .   1/1/1998     -13.16%  -17.98%  n/a           1.78%
S&P MidCap 400 Index . . . . . . . . . . . . .   1/1/1998      -3.22%   -4.72%  n/a          10.14%

TOP FIVE SECTORS (AS OF 6/30/02)
Industrial, Commercial Machinery,
   Computers . . . . . . . . . . . . . . . . .      24.3%
Electronic, Other Electrical Equipment,
   except Computers. . . . . . . . . . . . . .      22.5%
Chemicals and Allied Products. . . . . . . . .      11.7%
Insurance Carriers . . . . . . . . . . . . . .       8.9%
Measuring Instruments, Photo Goods, Watches. .       8.4%


TOP 10 HOLDINGS (AS OF 6/30/02)
Applied Materials, Inc.. . . . . . . . . . . .      10.2%
Maxim Integrated Products, Inc.. . . . . . . .       9.3%
American International Group, Inc. . . . . . .       8.9%
Medtronic, Inc.. . . . . . . . . . . . . . . .       8.4%
Cisco Systems, Inc.. . . . . . . . . . . . . .       6.7%
Morgan Stanley Dean Witter & Co. . . . . . . .       5.9%
Pfizer, Inc. . . . . . . . . . . . . . . . . .       4.6%
Citigroup, Inc.. . . . . . . . . . . . . . . .       4.6%
Eli Lilly & Co.. . . . . . . . . . . . . . . .       4.5%
Brocade Communications Systems, Inc. . . . . .       4.5%

--------------------------------------------------------------------------------
CONSECO 20 FUND


SCHEDULE  OF  INVESTMENTS
June  30,  2002

SHARES OR
PRINCIPAL AMOUNT                                      VALUE
-------------------------------------------------  -----------
BUSINESS SERVICES (7.7%)
   195,000   Brocade Communications
             Systems, Inc. (a). . . . . . . . . .  $ 3,408,600
   125,180    VERITAS Software Corp. (a). . . . .    2,477,312
                                                   -----------
                                                     5,885,912
                                                   -----------
CHEMICALS AND ALLIED PRODUCTS (11.7%)
   60,500   Eli Lilly & Co. . . . . . . . . . . .    3,412,200
   40,000   Merck & Co., Inc. . . . . . . . . . .    2,025,600
  100,000   Pfizer, Inc. . . . . . . . . . .  . .    3,500,000
                                                   -----------
                                                     8,937,800
                                                   -----------
COMMUNICATIONS BY PHONE, TELEVISION,
   RADIO, CABLE (0.7%)
   80,000   Foundry Networks, Inc. (a). . . . . .      562,400
                                                   -----------
DEPOSITORY INSTITUTIONS (4.5%)
   90,000   Citigroup, Inc. . . . . . . . . . . .    3,487,500
                                                   -----------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT,
   EXCEPT COMPUTERS  (22.5%)
   415,000   Atmel Corp. (a). . . . . . . . . . .    2,597,900
   185,000   Intel Corp.. . . . . . . . . . . . .    3,379,950
    35,000   Linear Technology Corp. . . . . .. .    1,100,050
   185,000   Maxim Integrated Products, Inc. (a).    7,091,050
   135,000   Xilinx, Inc. (a) . . . . . . . . . .    3,028,050
                                                   -----------
                                                    17,197,000
                                                   -----------
INDUSTRIAL, COMMERCIAL MACHINERY,
   COMPUTERS (24.3%)
   410,000   Applied Materials, Inc. (a). . . . .    7,798,200
   365,000   Cisco Systems, Inc. (a). . . . . . .    5,091,750
   275,000   EMC Corp. (a). . . . . . . . . . . .    2,076,250
   255,000   Extreme Networks, Inc. (a) . . . . .    2,491,350
   200,000   Juniper Networks, Inc. (a) . . . . .    1,130,000
                                                   -----------
                                                    18,587,550
                                                   -----------

INSURANCE CARRIERS (8.9%)
   100,000   American International Group, Inc. .  $ 6,823,000
                                                   -----------
MEASURING INSTRUMENTS, PHOTO GOODS,
   WATCHES (8.4%)
   150,000   Medtronic, Inc.. . . . . . . . . . .    6,427,500
                                                   -----------
SECURITY AND COMMODITY BROKERS (5.9%)
   105,000   Morgan Stanley Dean Witter & Co. . .    4,523,400
                                                   -----------
SEMICONDUCTORS, RELATED DEVICES (2.6%)
   160,000   PMC-Sierra, Inc. (a) . . . . . . . .    1,483,200
   160,000   Vitesse Semiconductor Corp. (a). . .      497,600
                                                   -----------
                                                     1,980,800
                                                   -----------
TELECOMMUNICATIONS EQUIPMENT, FIBER OPTICS (1.9%)
   550,000   JDS Uniphase Corp. (a) . . . . . . .    1,468,500
                                                   -----------
TELEPHONE AND TELEGRAPH APPARATUS (0.8%)
   150,000   CIENA Corp. (a). . . . . . . . . . .      628,500
                                                   -----------
      TOTAL COMMON STOCK (COST $218,775,384). . .   76,509,862
                                                   -----------
TOTAL INVESTMENTS (COST $218,775,384) (99.9%) . .   76,509,862
                                                   -----------
OTHER ASSETS, LESS LIABILITIES (0.1%) . . . . . .       18,585
                                                   -----------
TOTAL NET ASSETS (100.0%) . . . . . . . . . . . .  $76,528,447
                                                   ===========

-----------------
(a)  Non-income  producing  security.

--------------------------------------------------------------------------------
CONSECO  EQUITY  FUND

PORTFOLIO  MANAGER  REVIEW

HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  BENCHMARK?

     The Conseco Equity Fund (Class A with load) posted a return of -6.97% for the six months ended June 30, 2002.(1) Over a similar period, the benchmarks, the S&P MidCap 400 Index returned -3.22% and the S&P 500 Index returned -13.16%. The equity markets where flat during the first quarter, though they experienced a downturn in the second quarter as weak corporate profits, threat of terrorism and geopolitical instability stalled the market's recovery.

WHAT  CAUSED  THE  VARIANCE  IN  PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARK?

     The Fund's performance can be attributed to the weakness in the overall equity markets during the second quarter and the Fund's exposure to technology and telecommunication stocks. Over the last six months, the market has been divided with some stocks posting double-digit gains despite the weaker markets as companies exhibiting predictable earnings and lower price-to-earnings ratio produced the best returns. The Fund was exposed to the positive characteristics within the market but was not immune to the factors that led the market downward during the second quarter, which was a lack of future earnings growth and concerns about corporate governance.

WHICH  PORTFOLIO  HOLDINGS  ENHANCED  THE  FUND'S  PERFORMANCE?

     The best performing sectors were the financial, consumer staple and industrial sectors while stock selection in the technology and the healthcare sectors contributed the most on a relative basis. Within the financial sector, Greenpoint Financial Corp., a bank holding company benefited through the mortgage and refinancing boom due to some of the lowest interest rates in 40 years. Another strong performer in the financial sector, Fidelity National Financial, Inc., provides title insurance and services and saw a strong flow of business due to mortgage refinancing. Within the consumer staples sector, Tyson Foods, Inc. and the Pepsi Bottling Group, Inc. produced returns of 35% as investors fled to the safe defensive stocks which typically perform best during market downturns. Within the industrials sector, Apollo Group, Inc. and Rockwell Collins, Inc. performed the best.

     Other names that performed well were Fortune Brands, Inc., ITT Industries, Inc., Wendy's International, Inc., Wellpoint Health Network, Inc. and Amerada Hess Corp.

WHICH  HOLDINGS  DETRACTED  FROM  PERFORMANCE?

     The technology stocks, specifically within the software and the semiconductor industries, sold off during the year as overcapacity issues and the strong growth demonstrated during the late '90s was not sustainable. Holdings that detracted from performance were graphics processor manufacturer, NVIDIA Corp., which was last year's best performing stock. Polycom, Inc. and Brocade Communication Systems, Inc., all within the technology sector, also detracted from Fund performance. Another factor that affected the performance of technology stocks was the meltdown of the telecommunications industry which was battered by accounting scandals and bankruptcies.

WHAT  IS  YOUR  OUTLOOK  FOR  THE  REST  OF  THE  FISCAL  YEAR?

     In 2002, there has been a disconnect between the U.S. equity markets and the U.S economy. The economy is showing signs of a moderate recovery from 2001's recession as Gross Domestic Product (GDP), a measure of economic health, rose an inflation-adjusted 6.1% (annualized) in the first quarter. The forecast for the second half of the year is 3.5%. By historical standards, the growth rate is considered slower than typical in the early stages of a recovery, though it does surpass last year's anemic growth of 1.2%. The catalyst for growth in the economy is the booming housing market thanks in part to low interest rates, increased federal spending related to the war on terrorism and fiscal stimulus which is giving the economy a boost.

     The factors affecting the U.S. equity markets will be the accuracy of corporate accounting and the ethics of executives which adversely affect the financial markets and, more importantly, investor confidence. The good news is that the quality of earnings is now likely to improve dramatically as a consequence of the corporate accounting and governance crisis since officers who make false certifications will face personal liability. As investors regain confidence in the market coupled with recovering earnings and a steady economy, the U.S. equity markets will show signs of a recovery during the second half of 2002.

CHICAGO  EQUITY  PARTNERS,  LLP

Chicago Equity Partners, LLP ("CEP") sub-advises the Fund. With a history dating back to 1989, CEP -- known for low-turnover growth performance -- has taxable and tax-exempt assets under management for more than 100 institutional clients.

--------------------------------------------------------------------------------

     (1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2003. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Equity Fund is 5.75% for Class A. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The S&P MidCap 400 Index is an unmanaged index considered to be representative of the Mid-Cap stock arena in general. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general.

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report

GROWTH  OF  $10,000


DATE      CONSECO EQUITY FUND (CLASS A SHARES)   S&P 400 MIDCAP INDEX   S&P 500 INDEX
--------  -------------------------------------  ---------------------  --------------
01/02/97  $                            9,425.07  $           10,000.00  $    10,000.00
01/31/97  $                            9,679.55  $           10,375.00  $    10,625.00
02/28/97  $                            9,396.80  $           10,289.93  $    10,707.88
03/31/97  $                            8,963.24  $            9,851.57  $    10,267.78
04/30/97  $                            8,868.99  $           10,106.73  $    10,880.77
05/31/97  $                            9,792.65  $           10,990.06  $    11,543.41
06/30/97  $                           10,226.20  $           11,298.88  $    12,060.55
07/31/97  $                           10,999.06  $           12,417.47  $    13,020.57
08/31/97  $                           11,206.41  $           12,402.57  $    12,291.42
09/30/97  $                           12,271.44  $           13,115.71  $    12,964.99
10/31/97  $                           11,677.66  $           12,545.18  $    12,531.96
11/30/97  $                           11,762.49  $           12,730.85  $    13,112.19
12/31/97  $                           11,583.41  $           13,224.81  $    13,337.72
01/31/98  $                           11,740.37  $           12,973.54  $    13,485.77
02/28/98  $                           12,807.68  $           14,047.74  $    14,458.09
03/31/98  $                           13,778.71  $           14,681.30  $    15,198.34
04/30/98  $                           13,768.00  $           14,949.96  $    15,351.85
05/31/98  $                           12,835.85  $           14,277.22  $    15,087.80
06/30/98  $                           13,210.85  $           14,367.16  $    15,700.36
07/31/98  $                           12,289.41  $           13,809.72  $    15,533.94
08/31/98  $                            9,975.10  $           11,239.73  $    13,287.73
09/30/98  $                           10,500.11  $           12,289.52  $    14,139.47
10/31/98  $                           11,014.40  $           13,388.20  $    15,289.01
11/30/98  $                           11,978.70  $           14,056.27  $    16,215.53
12/31/98  $                           13,449.57  $           15,754.27  $    17,149.54
01/31/99  $                           13,160.22  $           15,141.43  $    17,866.39
02/28/99  $                           12,474.34  $           14,348.02  $    17,310.75
03/31/99  $                           13,160.22  $           14,748.33  $    18,003.18
04/30/99  $                           13,642.47  $           15,911.97  $    18,699.90
05/31/99  $                           13,588.89  $           15,980.39  $    18,258.58
06/30/99  $                           14,847.57  $           16,836.94  $    19,271.93
07/31/99  $                           15,008.61  $           16,478.32  $    18,670.65
08/31/99  $                           15,062.29  $           15,913.11  $    18,577.30
09/30/99  $                           15,180.38  $           15,421.39  $    18,068.28
10/31/99  $                           16,211.02  $           16,207.89  $    19,212.00
11/30/99  $                           17,885.80  $           17,058.80  $    19,602.00
12/31/99  $                           21,058.03  $           18,072.09  $    20,756.56
01/31/00  $                           21,303.95  $           17,562.46  $    19,714.58
02/29/00  $                           27,464.75  $           18,791.83  $    19,341.98
03/31/00  $                           26,739.95  $           20,364.71  $    21,233.62
04/30/00  $                           23,866.63  $           19,651.94  $    20,594.49
05/31/00  $                           22,028.75  $           19,406.29  $    20,172.30
06/30/00  $                           25,316.23  $           19,691.57  $    20,670.56
07/31/00  $                           24,474.95  $           20,002.69  $    20,348.10
08/31/00  $                           28,396.63  $           22,234.99  $    21,611.71
09/30/00  $                           27,529.46  $           22,081.57  $    20,470.62
10/31/00  $                           25,018.55  $           21,333.01  $    20,384.64
11/30/00  $                           20,164.98  $           19,722.36  $    18,778.33
12/31/00  $                           22,105.07  $           21,231.13  $    18,870.34
01/31/01  $                           22,060.23  $           21,704.58  $    19,540.24
02/28/01  $                           20,446.07  $           20,467.42  $    17,758.17
03/31/01  $                           18,921.58  $           18,946.69  $    16,632.30
04/30/01  $                           20,423.65  $           21,036.51  $    17,924.63
05/31/01  $                           20,759.93  $           21,526.66  $    18,044.73
06/30/01  $                           20,558.16  $           21,440.55  $    17,606.24
07/31/01  $                           20,020.11  $           21,121.09  $    17,433.70
08/31/01  $                           19,302.70  $           20,430.43  $    16,342.35
09/30/01  $                           17,307.42  $           17,888.88  $    15,023.52
10/31/01  $                           17,800.63  $           18,681.36  $    15,310.47
11/30/01  $                           18,921.58  $           20,071.26  $    16,484.78
12/31/01  $                           19,688.16  $           21,108.94  $    16,629.85
01/31/02  $                           19,800.28  $           20,999.17  $    16,387.05
02/28/02  $                           19,777.86  $           21,024.37  $    16,070.78
03/31/02  $                           20,786.93  $           22,527.61  $    16,675.05
04/30/02  $                           20,697.24  $           22,421.73  $    15,664.54
05/31/02  $                           20,473.00  $           22,042.81  $    15,548.62
06/30/02  $                           19,441.50  $           20,429.27  $    14,441.56

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 6/30/02. Past performance does not guarantee future results.




AVERAGE ANNUAL TOTAL RETURN(1) (AS OF 6/30/02)
                                                INCEPTION   YEAR-TO-                      SINCE
                                                DATE        DATE       1 YEAR   5 YEARS   INCEPTION
                                                ----------  ---------  -------  --------  ----------
Equity Class A . . . . . . . . . . . . . . . .   1/2/1997      -6.97%  -10.87%    12.38%      12.86%
Equity Class B . . . . . . . . . . . . . . . .  1/28/1998      -6.56%  -10.72%      n/a       11.57%
Equity Class C . . . . . . . . . . . . . . . .  2/19/1998      -2.62%   -6.85%      n/a       10.18%
Equity Class Y . . . . . . . . . . . . . . . .   1/2/1997      -1.10%   -5.01%    14.31%      14.68%
S&P MidCap 400 Index . . . . . . . . . . . . .   1/2/1997      -3.22%   -4.72%    12.57%      13.87%
S&P 500 Index. . . . . . . . . . . . . . . . .   1/2/1997     -13.16%  -17.98%     3.67%       6.91%

TOP FIVE SECTORS (AS OF 6/30/02)
Depository Institutions. . . . . . . . . . . .       8.0%
Business Services. . . . . . . . . . . . . . .       7.3%
Insurance Carriers . . . . . . . . . . . . . .       7.1%
Electric, Gas, Water, Cogeneration,
   Sanitary Services . . . . . . . . . . . . .       6.8%
Electronic, Other Electrical Equipment,
   except Computers. . . . . . . . . . . . . .       6.7%

TOP 10 HOLDINGS (AS OF 6/30/02)
Midcap SPDR Trust Series 1 . . . . . . . . . .       2.0%
North Fork Bancorp., Inc.. . . . . . . . . . .       1.2%
Associated Banc-Corp.. . . . . . . . . . . . .       1.1%
Entergy Corp.. . . . . . . . . . . . . . . . .       1.1%
Scana Corp.. . . . . . . . . . . . . . . . . .       1.1%
Countrywide Credit Industries, Inc.. . . . . .       1.1%
Northrop Grumman Corp. . . . . . . . . . . . .       1.1%
Fortune Brands, Inc. . . . . . . . . . . . . .       1.0%
General Growth Industries. . . . . . . . . . .       1.0%
First Tennessee National Corp. . . . . . . . .       1.0%

--------------------------------------------------------------------------------
CONSECO  EQUITY  FUND
SCHEDULE  OF  INVESTMENTS
June  30,  2002

SHARES OR
PRINCIPAL AMOUNT                                      VALUE
-------------------------------------------------  -----------


COMMON STOCKS (99.1%)
AMUSEMENT AND RECREATION SERVICES (0.4%)
   15,400   Westwood One, Inc. (a). . . . . . . . . . .  $    514,668
                                                         ------------
Apparel and Accessory Stores (0.4%)
   24,300   Abercrombie & Fitch Co. - Class A (a) . . .       586,116
                                                         ------------
Apparel and Other Finished Products
   Made from Fabrics and Similar Materials (1.0%)
   27,600   Jones Apparel Group, Inc. (a) . . . . . . .     1,035,000
   11,200   Ross Stores, Inc. . . . . . . . . . . . . .       456,400
                                                         ------------
                                                            1,491,400
                                                         ------------
AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (0.4%)
   36,200   AutoNation, Inc. (a). . . . . . . . . . . .       524,900
                                                         ------------
Building Construction, General Contractors
   and Operative Builders (1.8%)
   42,950   D.R. Horton, Inc. . . . . . . . . . . . . .     1,117,988
   16,500   Lennar Corp.. . . . . . . . . . . . . . . .     1,009,800
    8,800   Pulte Homes, Inc.. . . . . . . . . . .  . .       505,824
                                                         ------------
                                                            2,633,612
                                                         ------------
BUSINESS SERVICES (7.3%)
   21,800   Adobe Systems, Inc. . . . . . . . . . . . .       621,300
   22,600   Brocade Communications Systems, Inc. (a) . . . .. 395,048
   26,900   Cadence Design Systems, Inc. (a). . . . . .       433,628
   18,000   Computer Sciences Corp. (a) . . . . . . . .       860,400
    7,500   Deluxe Corp. . . . . . . . . . . . . .. . .       291,675
   12,100   Electronic Arts, Inc. (a) . . . . . . . . .       799,205
    3,700   Expedia, Inc. - Class A (a). . . . . . .. .       219,373
   17,200   Fiserv, Inc. (a). . . . . . . . . . . . . .       631,412
    5,300   Hotels.com - Class A (a) . . . . . . . . . .      223,819
   26,200   Interpublic Group Companies, Inc. . . . . .       648,712
   27,800   Intuit, Inc. (a). . . . . . . . . . . . . .     1,382,216
    3,600   Pixar, Inc. (a). . . . . . . . . . . . . ..       158,760
    8,900   SLM Corp.. . . . . . . . . . . . . . . . .        862,410
   16,000   Sabre Group Holdings, Inc. (a). . . . . . .       572,800
   27,200   SunGard Data Systems, Inc. (a). . . . . . .       720,256
   30,500   Sybase, Inc. (a). . . . . . . . . . . . . .       321,775
   30,000   Symantec Corp. (a). . . . . . . . . . . . .       985,500
   26,500   United Rentals, Inc. (a). . . . . . . . . .       577,700
                                                         ------------
                                                           10,705,989
                                                         ------------
CHEMICALS AND ALLIED PRODUCTS (5.2%)
   15,700   Ashland, Inc. . . . . . . . . . . . . . . .       635,850
    3,200   Barr Laboratories, Inc. (a). . . . . . . ..       203,296
   11,900   Cabot Corp. . . . . . . . . . . . . . . . .       340,935
   16,300   Chiron Corp. (a). . . . . . . . . . . . . .       576,205
   26,100   Clorox Co.. . . . . . . . . . . . . . . . .     1,079,235
   25,000   Gilead Sciences, Inc. (a) . . . . . . . . .       822,000
   32,000   Immunex Corp. (a) . . . . . . . . . . . . .       714,880
        1   King Pharmaceuticals, Inc. (a) . . . . . . .           22
   18,800   Lubrizol Corp.. . . . . . . . . . . . . . .       629,800
   18,000   Mylan Laboratories, Inc.. . . . . . . . . .       564,300
   20,400   PPG Industries, Inc.. . . . . . . . . . . .     1,262,760
   13,200   Praxair, Inc. . . . . . . . . . . . . . . .       752,004
                                                         ------------
                                                            7,581,287
                                                         ------------
COAL MINING (0.4%)
   22,600   Peabody Energy Corp.. . . . . . . . . . . .       639,580
                                                         ------------
Communications by Phone, Television,
   Radio, Cable (1.7%)
    5,800   Centurytel, Inc. . . . . . . . . . . . . .   $    171,100
   16,700   Cinergy Corp. . . . . . . . . . . . . . . .       601,033
   11,000   Cox Radio, Inc. (a) . . . . . . . . . . . .       265,100
   14,700   Hispanic Broadcasting Corp. (a) . . . . . .       383,670
    7,440   Telephone and Data Systems, Inc. . . . . . .      450,492
   13,300   USA Interactive (a). . . . . . . . . . . . .      311,885
   10,400   West Corp. (a). . . . . . . . . . . . . . .       229,424
                                                         ------------
                                                            2,412,704
                                                         ------------
DEPOSITORY INSTITUTIONS (8.0%)
   43,450   Associated Banc Corp. . . . . . . . . . . .     1,638,499
   21,300   Astoria Financial Corp. . . . . . . . . . .       682,665
   40,300   Bancorpsouth, Inc.. . . . . . . . . . . . .       814,060
   26,200   Compass Bancshares, Inc.. . . . . . . . . .       880,320
   36,800   First Tennessee National Corp.. . . . . . .     1,409,440
   26,800   GreenPoint Financial Corp.. . . . . . . . .     1,315,880
    9,800   M & T Bank Corp. . . . . . . . . . . . .  .       840,448
   44,200   North Fork Bancorporation, Inc. . . . . . .     1,759,602
   28,100   Regions Financial Corp. . . . . . . . . . .       987,715
   23,700   Union Planters Corp.. . . . . . . . . . . .       767,169
   15,500   Webster Financial Corp. . . . . . . . . . .       592,720
                                                         ------------
                                                           11,688,518
                                                         ------------
EATING AND DRINKING PLACES (2.1%)
    4,300   Applebee's International, Inc. . . . .. . .        98,685
   28,200   Viad Corp.. . . . . . . . . . . . . . . . .       733,200
   22,600   Wendy's International, Inc. . . . . . . . .       900,158
   47,000   Yum! Brands, Inc. (a) . . . . . . . . . . .     1,374,750
                                                         ------------
                                                            3,106,793
                                                         ------------
EDUCATIONAL SERVICES (0.6%)
   23,632   Apollo Group, Inc.  (a) . . . . . . . . . .       931,573
                                                         ------------
ELECTRIC, GAS, WATER, COGENERATION,
   SANITARY SERVICES (6.8%)
   23,600   Allete, Inc.. . . . . . . . . . . . . . . .       639,560
    4,600   American Water Works, Inc. . . . . . . . ..       198,766
   15,700   DTE Energy Co.. . . . . . . . . . . . . . .       700,848
   37,800   Entergy Corp. . . . . . . . . . . . . . . .     1,604,232
   39,700   Equitable Resources, Inc. . . . . . . . . .     1,361,710
   31,465   FirstEnergy Corp. . . . . . . . . . . . . .     1,050,302
   14,470   FPL Group, Inc. . . . . . . . . . . . . . .       868,055
   17,300   Nicor, Inc. . . . . . . . . . . . . . . . .       791,475
   18,900   Pinnacle West Capital, Inc. . . . . . . . .       746,550
   35,400   Republic Services, Inc. (a) . . . . . . . .       675,078
   59,500   Sempra Energy, Inc. . . . . . . . . . . . .     1,316,735
                                                         ------------
                                                            9,953,311
                                                         ------------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT,
   EXCEPT COMPUTERS (6.7%)
   31,200   Altera Corp. (a). . . . . . . . . . . . . .       424,320
   25,800   American Power Conversion Co. (a) . . . . .       325,854
    5,800   Eastman Kodak Co.. . . . . . . . . . . . .        169,186
   12,700   Energizer Holdings, Inc. (a). . . . . . . .       348,234
   10,400   Fairchild Semiconductor Intl. - Class A (a)       252,720
   8,500   Integrated Device Technology (a) . . . . . .       154,190
   13,900   International Rectifier Corp. (a) . . . . .       405,185
   12,100   Intersil Holding Corp. (a). . . . . . . . .       258,698
   13,900   Kemet Corp. (a) . . . . . . . . . . . . . .       248,254
   35,550   Microchip Technology, Inc. (a). . . . . . .       975,137

                                      24

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report
SHARES OR
PRINCIPAL AMOUNT                                      VALUE
-------------------------------------------------  -----------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT,
   EXCEPT COMPUTERS (CONT.)
   24,500   Molex, Inc. . . . . . . . . . . . . . . . .  $    821,485
   18,600   National Semiconductor Corp. (a). . . . . .       542,562
    9,000   Network Appliance, Inc. (a). . . . . . . . .      111,960
   12,600   NVIDIA Corp. (a). . . . . . . . . . . . . .       216,468
    4,500   Polycom, Inc. (a). . . . . . . . . . . . . .       53,955
    9,400   QLogic Corp. (a) . . . . . . . . . . . . . .      358,140
   36,000   Rockwell Collins, Inc.. . . . . . . . . . .       987,120
   50,600   Scana Corp. . . . . . . . . . . . . . . . .     1,562,022
   16,500   Scientific-Atlanta, Inc.. . . . . . . . . .       271,425
   17,600   UTStarcom, Inc. (a) . . . . . . . . . . . .       354,992
   20,800   Vishay Intertechnology, Inc. (a). . . . . .       457,600
    8,200   Whirlpool Corp.. . . . . . . . . . . . . . .      535,952
                                                         ------------
                                                            9,835,459
                                                         ------------
ENGINEERING, ACCOUNTING, RESEARCH,
   MANAGEMENT SERVICES (1.2%)
   10,400   Cephalon, Inc. (a). . . . . . . . . . . . .       470,080
   16,200   The Dun & Bradstreet Corp. (a). . . . . . .       535,410
    9,600   DST Systems, Inc. (a). . . . . . . . . . . .      438,816
   11,000   Pharmaceutical Product
Development, Inc. (a) . . . . . . . . . . . . . . . . .       289,740
                                                         ------------
                                                            1,734,046
                                                         ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
   AND TRANSPORTATION EQUIPMENT (1.0%)
   25,900   Fortune Brands, Inc.. . . . . . . . . . . .     1,450,400
                                                         ------------
FOOD AND KINDRED PRODUCTS (3.3%)
    7,400   Adolph Coors Co. - Class B . . . . . . . . .      461,020
   41,000   Conagra, Inc. . . . . . . . . . . . . . . .     1,133,650
   30,000   McCormick & Co., Inc. . . . . . . . . . . .       772,500
   24,400   The Pepsi Bottling Group, Inc.. . . . . . .       751,520
   77,400   Tyson Foods, Inc. - Class A . . . . . . . .     1,200,474
    9,600   Wm. Wrigley Jr. Co.. . . . . . . . . . . . .      531,360
                                                         ------------
                                                            4,850,524
                                                         ------------
FOOD STORES (0.7%)
   35,700   Albertson's, Inc. . . . . . . . . . . . . .     1,087,422
                                                         ------------
FURNITURE AND FIXTURES (2.3%)
   17,670   Hillenbrand Industries, Inc.. . . . . . . .       992,171
   13,900   Johnson Controls, Inc.. . . . . . . . . . .     1,134,379
   25,500   Lear Corp. (a). . . . . . . . . . . . . . .     1,179,375
                                                         ------------
                                                            3,305,925
                                                         ------------
GENERAL MERCHANDISE STORES (1.8%)
   20,900   Dillard's, Inc. - Class A . . . . . . . . .       549,461
   27,300   Family Dollar Stores, Inc.. . . . . . . . .       962,325
   22,000   Federated Department Stores, Inc. (a) . . .       873,400
   17,400   Foot Locker, Inc. (a) . . . . . . . . . . .       251,430
                                                         ------------
                                                            2,636,616
                                                         ------------
HEALTH SERVICES (2.4%)
   18,000   Coventry Health Care, Inc. (a). . . . . . .       511,560
   29,300   Davita, Inc. (a). . . . . . . . . . . . . .       697,340
    8,200   Express Scripts, Inc. (a). . . . . . . . . .      410,902
   20,200   First Health Group Corp. (a). . . . . . . .       566,408
    9,800   Quest Diagnostics, Inc. (a). . . . . . . . .      843,290
   10,900   Triad Hospitals, Inc. (a) . . . . . . . . .       461,942
                                                         ------------
                                                            3,491,442
                                                         ------------
HOME FURNITURE AND EQUIPMENT STORES (0.9%)
   29,700   Pier 1 Imports, Inc.. . . . . . . . . . . .  $    623,700
   24,200   Williams-Sonoma, Inc. (a) . . . . . . . . .       741,972
                                                         ------------
                                                            1,365,672
                                                         ------------
HOTELS, OTHER LODGING PLACES (0.8%)
   13,900   Marriott International, Inc.. . . . . . . .       528,895
   62,000   Park Place Entertainment (a). . . . . . . .       635,500
                                                         ------------
                                                            1,164,395
                                                         ------------
INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (4.4%)
   12,200   Diebold, Inc. . . . . . . . . . . . . . . .       454,328
    6,900   Emulex Corp. (a) . . . . . . . . . . . . . .      155,319
   23,542   FMC Technologies, Inc. (a) . . . . . . . . .      488,732
   12,900   Harris Corp.. . . . . . . . . . . . . . . .       467,496
   14,000   Lexmark International, Inc. (a) . . . . . .       761,600
   17,000   Novellus Systems, Inc. (a). . . . . . . . .       578,000
   21,800   Pentair, Inc. . . . . . . . . . . . . . . .     1,048,144
        1   Riverstone Networks, Inc. (a). . . . . . . .            3
    9,500   The Stanley Works. . . . . . . . . . . . . .      389,595
   21,800   Storage Technology Corp. (a). . . . . . . .       348,146
   51,400   Unisys Corp. (a). . . . . . . . . . . . . .       462,600
   20,200   Varian Medical Systems, Inc. (a). . . . . .       819,110
   10,800   Zebra Technologies Corp. - Class A  (a) . .       520,776
                                                         ------------
                                                            6,493,849
                                                         ------------
INSURANCE CARRIERS (7.1%)
   11,630   Ambac Financial Group, Inc. . . . . . . . .       781,536
    9,600   Anthem, Inc. (a) . . . . . . . . . . . . . .      647,808
   23,540   Fidelity National Financial, Inc. . . . . .       743,864
   36,600   Old Republic International Corp.. . . . . .     1,152,900
   21,700   Oxford Health Plans (a) . . . . . . . . . .     1,008,182
   17,600   The PMI Group, Inc. . . . . . . . . . . . .       672,320
   37,100   Protective Life Corp. . . . . . . . . . . .     1,228,010
   22,000   Radian Group, Inc.. . . . . . . . . . . . .     1,074,700
   12,200   Stancorp Financial Group. . . . . . . . . .       677,100
   29,200   Torchmark Corp. . . . . . . . . . . . . . .     1,115,440
    3,900   Trigon Healthcare, Inc. (a). . . . . . . . .      392,262
   12,600   Wellpoint Health Networks, Inc. (a) . . . .       980,406
                                                         ------------
                                                           10,474,528
                                                         ------------
LUMBER AND WOODS PRODUCTS, EXCEPT FURNITURE (0.2%)
   13,500   Georgia-Pacific Corp. . . . . . . . . . . .       331,830
                                                         ------------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (2.7%)
    7,680   Allergan, Inc. . . . . . . . . . . . . . . .      512,640
   36,500   Becton  Dickinson & Co. . . . . . . . . . .     1,257,425
    7,800   Dentsply International . . . . . . . . . . .      287,898
   17,400   KLA-Tencor Corp. (a). . . . . . . . . . . .       765,426
   16,400   St. Jude Medical, Inc. (a). . . . . . . . .     1,211,140
                                                         ------------
                                                            4,034,529
                                                         ------------
METAL MINING (0.4%)
   33,900   Freeport-McMoRan
            Copper & Gold, Inc. (a) . . . . . . . . . . .     605,115
                                                         ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (1.1%)
   19,400   Callaway Golf Co. . . . . . . . . . . . . .       307,296
   48,700   Mattel, Inc.. . . . . . . . . . . . . . . .     1,026,596
   10,100   Reebok International Ltd. (a) . . . . . . .       297,950
                                                         ------------
                                                            1,631,842
                                                         ------------

                                      25

--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS
June  30,  2002

SHARES OR
PRINCIPAL AMOUNT                                      VALUE
-------------------------------------------------  -----------
MISCELLANEOUS RETAIL (1.7%)
   29,200   Borders Group, Inc. (a) . . . . . . . . . .  $    537,280
   21,500   Dollar Tree Stores, Inc. (a). . . . . . . .       847,315
   14,200   Michaels Stores, Inc. (a) . . . . . . . . .       553,800
   35,600   Office Depot, Inc. (a). . . . . . . . . . .       598,080
                                                         ------------
                                                            2,536,475
                                                         ------------
MOTION PICTURES (0.1%)
   5,700   Blockbuster, Inc.. . . . . . . . . . . . . .       153,330
                                                         ------------
NON-DEPOSITORY CREDIT INSTITUTIONS (3.4%)
   15,900   Americredit Corp. (a) . . . . . . . . . . .       445,995
   32,000   Countrywide Credit Industries, Inc. . . . .     1,544,000
   33,000   Midcap SPDR Trust Series 1. . . . . . . . .     2,955,150
                                                         ------------
                                                            4,945,145
                                                         ------------
OIL AND GAS EXTRACTION (3.7%)
   23,960   Apache Corp.. . . . . . . . . . . . . . . .     1,377,221
   20,200   BJ Services Co. (a) . . . . . . . . . . . .       684,376
   20,300   Ensco International, Inc. . . . . . . . . .       553,378
   12,040   Helmerich & Payne, Inc. . . . . . . . . . .       430,069
   20,300   Newfield Exploration Co. (a). . . . . . . .       754,551
   23,200   Tidewater, Inc. . . . . . . . . . . . . . .       763,744
   42,500   XTO Energy Corp.. . . . . . . . . . . . . .       875,500
                                                         ------------
                                                            5,438,839
                                                         ------------
PAPER AND ALLIED PRODUCTS (1.1%)
   43,200   Pactive Corp. (a) . . . . . . . . . . . . .     1,028,160
   10,700   Temple-Inland, Inc. . . . . . . . . . . . .       619,102
                                                         ------------
                                                            1,647,262
                                                         ------------
PERSONAL SERVICES (0.5%)
   16,800   H&R Block, Inc. . . . . . . . . . . . . . .       775,320
                                                         ------------
PETROLEUM REFINING AND RELATED PRODUCTS (1.2%)
   15,300   Amerada Hess Corp.. . . . . . . . . . . . .     1,262,250
   13,400   Unocal Corp.. . . . . . . . . . . . . . . .       494,996
                                                            1,757,246
                                                         ------------
PRIMARY METAL INDUSTRIES (1.0%)
   23,600   Engelhard Corp. . . . . . . . . . . . . . .       668,352
   13,100   Nucor Corp. . . . . . . . . . . . . . . . .       852,024
                                                         ------------
                                                            1,520,376
                                                         ------------
PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (1.0%)
   16,400   The New York Times Co. - Class A. . . . . .       844,600
    7,600   E.W. Scripps Co. - Class A . . . . . . . . .      585,200
                                                         ------------
                                                            1,429,800
                                                         ------------
RAILROAD TRANSPORTATION (0.4%)
   26,300   Norfolk Southern Corp.. . . . . . . . . . .       614,894
                                                         ------------
REAL ESTATE INVESTMENT TRUST (REIT(3.8%)
   28,200   General Growth Properties, Inc. . . . . . .     1,438,200
   38,600   Hospitality Properties Trust Corp.. . . . .     1,408,900
   66,000   Host Marriott Corp. (a) . . . . . . . . . .       745,800
   33,200   Prologis Trust. . . . . . . . . . . . . . .       863,200
   28,700   Public Storage, Inc.. . . . . . . . . . . .     1,064,770
                                                         ------------
                                                            5,520,870
                                                         ------------
REAL ESTATE OPERATORS, AGENTS, MANAGERS (0.2%)
   10,970   Starwood Hotels & Resorts
            Worldwide, Inc.. . . . . . . . . . . . . . .      360,803
                                                         ------------
SECURITY AND COMMODITY BROKERS (0.8%)
   18,500   Bear Stearns Companies, Inc.. . . . . . . .     1,132,200
                                                         ------------
STONE, CLAY, GLASS, AND CONCRETE PRODUCTS (0.4%)
   14,800   Lafarge North America, Inc. . . . . . . . .       520,220
                                                         ------------
TOBACCO PRODUCTS (0.4%)
   10,200   R.J. Reynolds Tobacco Holdings, Inc.. . . .       548,250
                                                         ------------
TEXTILE MILL PRODUCTS (0.5%)
   12,310   Mohawk Industries, Inc. (a) . . . . . . . .       757,434
                                                         ------------
TRANSPORTATION BY AIR (0.1%)
   9,500   Continental Airlines - Class B (a) . . . . .       149,910
                                                         ------------
TRANSPORTATION EQUIPMENT (2.9%)
   19,300   ITT Industries, Inc.. . . . . . . . . . . .     1,362,580
   12,338   Northrop Grumman Corp.. . . . . . . . . . .     1,542,250
   15,150   Paccar, Inc.. . . . . . . . . . . . . . . .       672,509
    5,900   SPX Corp. (a). . . . . . . . . . . . . . . .      693,250
                                                         ------------
                                                            4,270,589
                                                         ------------
TRANSPORTATION SERVICES (1.0%)
   19,800   C.H. Robinson Worldwide, Inc. . . . . . . .       663,894
                                                         ------------
   11,400   Expeditors International
            of Washington, Inc. . . . . . . . . . . . .       756,048
                                                         ------------
                                                            1,419,942
                                                         ------------
WHOLESALE TRADE-DURABLE GOODS (0.5%)
   14,300   Grainger (W.W.), Inc. . . . . . . . . . . .       716,430
                                                         ------------
WHOLESALE TRADE-NON-DURABLE GOODS (1.3%)
    9,900   AmerisourceBergen Corp.. . . . . . . .. . .       752,400
   27,400   McKesson Corp.. . . . . . . . . . . . . . .       895,980
    6,600   Sigma-Aldrich Corp.. . . . . . . . . . .  .       330,990
                                                            1,979,370
                                                         ------------
TOTAL COMMON STOCK (COST $137,276,399). . . . . . . . .   145,458,750
                                                         ------------
SHORT-TERM INVESTMENTS (0.3%)
   360,000   Nations Treasury Reserve . . . . . . . . .       360,000
                                                         ------------
TOTAL SHORT-TERM INVESTMENTS
   (cost $360,000). . . . . . . . . . . . . . . . . . .       360,000
                                                         ------------
TOTAL INVESTMENTS (COST $137,636,399) (99.4%) . . . . .   145,818,750
                                                         ------------
OTHER ASSETS, LESS LIABILITIES (0.6%) . . . . . . . . .       941,948
                                                         ------------
TOTAL NET ASSETS (100.0%) . . . . . . . . . . . . . . .  $146,760,698
                                                         ============
-----------------
(a)  Non-income  producing  security.

--------------------------------------------------------------------------------
CONSECO  LARGE-CAP  FUND

PORTFOLIO  MANAGER  REVIEW

HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  BENCHMARK?

     The Conseco Large-Cap Fund posted a return of -23.71% (Class A with load) for the six months ended June 30, 2002.(1) The benchmarks, the S&P 500 Index and the Russell 1000 Index, returned -13.16% and -12.81%, respectively.

WHAT  CAUSED  THE  VARIANCE  IN  PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARK?

     Our ability to neutralize the risks where investors are not compensated over the long-term (i.e., sector rotation, market timing and capitalization bets) worked well for the Fund over the last six months, though the Fund was not immune to stock-specific risk. Stocks within the technology, telecommunications and utilities sectors were the worst performing over the last six months as issues surrounding accounting-related issues and corporate governance led some of these companies into bankruptcy. Investors confidence waned, which battered some of the best performing stocks of the late 1990s.

WHICH  PORTFOLIO  HOLDINGS  ENHANCED  THE  FUNDS  PERFORMANCE?

     The healthcare stocks showed positive returns in the managed care and health equipment industries while the major drug companies continued to come under pressure from excess inventories and expiring patents. Health equipment manufacturers Zimmer Holdings, Inc. and Varian Medical Systems, Inc. produced strong returns while managed healthcare providers, United Healthcare and Tenet Healthcare Corp. continued their strong performance from last year as increasing healthcare rates and increased efficiency produced better than expected earnings.

WHICH  HOLDINGS  DETRACTED  FROM  PERFORMANCE?

     The technology, telecommunication and utilities stocks suffered the heaviest damage as investors fled the former highfliers as well as, stocks connected to accounting related issues which were primarily associated with the above mentioned sectors.

WHAT  IS  YOUR  OUTLOOK  FOR  THE  REST  OF  THE  FISCAL  YEAR?

     In 2002, there has been a disconnect between the U.S. equity markets and the U.S economy. The economy is showing signs of a moderate recovery from 2001's recession as Gross Domestic Product (GDP), a measure of economic health, rose an inflation-adjusted 6.1% (annualized) in the first quarter. The forecast for the second half of the year is 3.5%. By historical standards, the growth rate is considered slower than typical in the early stages of a recovery though it does surpass last years anemic growth of 1.2%. The catalyst for growth in the economy is the booming housing market thanks in part to low interest rates, increased federal spending related to the war on terrorism and fiscal stimulus which is giving the economy a boost.

     The factors affecting the U.S. equity markets will be the accuracy of corporate accounting and the ethics of executives that adversely affect the financial markets and, more importantly, investor confidence. The good news is that the quality of earnings is now likely to improve dramatically as a consequence of the corporate accounting and governance crisis since officers who make false certifications will face personal liability. As investors regain confidence in the market, coupled with recovering earnings and a steady economy, the U.S. equity markets will show signs of a recovery during the second half of 2002.

CHICAGO  EQUITY  PARTNERS,  LLP

Chicago Equity Partners, LLP ("CEP") sub-advises the Fund. With a history dating back to 1989, CEP -- known for low-turnover growth performance -- has taxable and tax-exempt assets under management for more than 100 institutional clients.

--------------------------------------------------------------------------------
     (1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2003. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Large-Cap Fund is 5.75% for Class A. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general. The Russell 1000 Index is an unmanaged index considered to be representative of the large-cap arena in general.

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report


GROWTH  OF  $10,000


DATE      CONSECO LARGE CAP FUND (CLASS A SHARES)   S&P 500 INDEX   RUSSELL 1000
--------  ----------------------------------------  --------------  -------------
07/01/00  $                               9,425.07  $    10,000.00  $   10,000.00
07/31/00  $                               9,330.82  $     9,844.00  $    9,834.00
08/31/00  $                              10,593.78  $    10,455.31  $   10,561.72
09/30/00  $                              10,216.78  $     9,903.27  $   10,071.65
10/31/00  $                               9,462.77  $     9,861.68  $    9,949.79
11/30/00  $                               8,086.71  $     9,084.58  $    9,039.38
12/31/00  $                               7,945.34  $     9,129.09  $    9,148.76
01/31/01  $                               8,350.61  $     9,453.18  $    9,449.75
02/28/01  $                               6,993.40  $     8,591.05  $    8,568.09
03/31/01  $                               6,220.55  $     8,046.37  $    7,999.17
04/30/01  $                               7,002.83  $     8,671.58  $    8,641.50
05/31/01  $                               6,908.58  $     8,729.68  $    8,700.26
06/30/01  $                               6,757.78  $     8,517.54  $    8,503.64
07/31/01  $                               6,559.85  $     8,434.07  $    8,387.14
08/31/01  $                               6,041.47  $     7,906.10  $    7,876.36
09/30/01  $                               5,494.82  $     7,268.08  $    7,208.45
10/31/01  $                               5,739.87  $     7,406.90  $    7,358.38
11/30/01  $                               6,239.40  $     7,975.01  $    7,924.98
12/31/01  $                               6,220.55  $     8,045.19  $    8,009.77
01/31/02  $                               6,145.15  $     7,927.73  $    7,908.05
02/28/02  $                               5,909.52  $     7,774.72  $    7,750.68
03/31/02  $                               6,079.17  $     8,067.05  $    8,069.23
04/30/02  $                               5,626.77  $     7,578.19  $    7,606.87
05/31/02  $                               5,504.24  $     7,522.11  $    7,539.92
06/30/02  $                               5,032.99  $     6,986.54  $    6,983.48

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 6/30/02. Past performance does not guarantee future results.




AVERAGE ANNUAL TOTAL RETURN(1) (AS OF 6/30/02)
                                                INCEPTION   YEAR-TO-                     SINCE
                                                DATE        DATE       1 YEAR   5 YEARS  INCEPTION
                                                ----------  ---------  -------  -------  ----------
Large-Cap Class A. . . . . . . . . . . . . . .   7/1/2000     -23.71%  -29.83%  n/a         -29.06%
Large-Cap Class B. . . . . . . . . . . . . . .   7/1/2000     -23.27%  -29.52%  n/a         -28.74%
Large-Cap Class C. . . . . . . . . . . . . . .   7/1/2000     -20.17%  -26.65%  n/a         -27.27%
Large-Cap Class Y. . . . . . . . . . . . . . .   7/1/2000     -18.95%  -25.14%  n/a         -26.58%
S&P 500 Index. . . . . . . . . . . . . . . . .   7/1/2000     -13.16%  -17.98%  n/a         -16.42%
Russell 1000 Index . . . . . . . . . . . . . .   7/1/2000     -12.81%  -17.88%  n/a         -16.43%

TOP FIVE SECTORS (AS OF 6/30/02)
Chemicals and Allied Products. . . . . . . . .      16.5%
Electronic, Other Electrical Equipment,
   except Computers. . . . . . . . . . . . . .      14.1%
Business Services. . . . . . . . . . . . . . .      12.9%
Industrial, Commercial Machinery,
   Computers . . . . . . . . . . . . . . . . .       8.8%
Food and Kindred Products. . . . . . . . . . .       5.0%

TOP 10 HOLDINGS (AS OF 6/30/02)
General Electric Co. . . . . . . . . . . . . .       6.4%
Pfizer, Inc. . . . . . . . . . . . . . . . . .       5.8%
Microsoft Corp.. . . . . . . . . . . . . . . .       5.0%
Johnson & Johnson. . . . . . . . . . . . . . .       3.6%
Cisco Systems, Inc.. . . . . . . . . . . . . .       2.8%
Wal-Mart Stores, Inc.. . . . . . . . . . . . .       2.8%
Intel Corp.. . . . . . . . . . . . . . . . . .       2.6%
American International Group, Inc. . . . . . .       2.4%
The Home Depot, Inc. . . . . . . . . . . . . .       1.9%
PepsiCo, Inc.. . . . . . . . . . . . . . . . .       1.8%

--------------------------------------------------------------------------------
CONSECO LARGE-CAP FUND

SCHEDULE  OF  INVESTMENTS
June  30,  2002


SHARES OR
PRINCIPAL AMOUNT                                           VALUE
------------------------------------------------------  -----------

COMMON STOCKS (100.1%)
APPAREL AND ACCESSORY STORES (0.3%)
   2,200  Abercrombie & Fitch Co. - Class A (a) .   $    53,064
                                                    ------------
APPAREL AND OTHER FINISHED PRODUCTS (0.1%)
     600  Jones Apparel Group, Inc. (a) . . . . . .      22,500
                                                    ------------
BUILDING MATERIALS, HARDWARE, GARDEN-RETAIL (3.0%)
   8,160   The Home Depot, Inc.. . . . . . . . . .      299,717
   3,800   Lowe's Companies, Inc.. . . . . . . . .      172,520
                                                    ------------
                                                        472,237
                                                    ------------
BUSINESS SERVICES (12.9%)
  17,750   AOL Time Warner, Inc. (a) . . . . . . .      261,102
   2,600   Adobe Systems, Inc. . . . . . . . . . .       74,100
   1,200   Automatic Data Processing, Inc. . . . .       52,260
   1,100   Brocade Communications System (a) . . .       19,228
   6,400   Cendant Corp. (a) . . . . . . . . . . .      101,632
   1,200   Certegy, Inc. (a) . . . . . . . . . . .       44,532
   1,900   Computer Sciences Corp. (a) . . . . . .       90,820
   1,100   eBay, Inc. (a). . . . . . . . . . . . .       67,782
   4,400   First Data Corp.. . . . . . . . . . . .      163,680
     300   Hotels.com - Class A (a) . . . . . . . .      12,669
   2,100   Intuit, Inc. (a). . . . . . . . . . . .      104,412
  14,250   Microsoft Corp. (a). . . . . . . . . .       779,475
   7,980   Oracle Corp. (a). . . . . . . . . . . .       75,571
   1,300   Sungard Data Systems, Inc. (a). . . . .       34,424
   2,500   Symantec Corp. (a) . . . . . . . . . .        82,125
   2,100   United Rentals, Inc. (a). . . . . . . .       45,780
                                                    ------------
                                                      2,009,592
                                                    ------------
CHEMICALS AND ALLIED PRODUCTS (16.5%)
   1,400   Abbott Laboratories. . . . . . . . . .        52,710
   1,900   Albemarle Corp. . . . . . . . . . . . .       58,425
   5,700   Amgen, Inc. (a) . . . . . . . . . . . .      238,715
     300   Barr Laboratories, Inc. (a). . . . . . .      19,059
   1,400   Electronic Arts, Inc. (a) . . . . . . .       92,470
     900   Eli Lilly & Co. . . . . . . . . . . . . .     50,760
   2,000   Forest Laboratories, Inc. (a) . . . . .      141,600
   1,100   Genetech, Inc. (a). . . . . . . . . . .       36,850
     900   Gilead Sciences, Inc. (a). . . . . . . .      29,592
   1,800   King Pharmaceuticals, Inc. (a). . . . .       40,050
   5,400   Merck & Co., Inc. . . . . . . . . . . .      273,456
     700   Mylan Laboratories, Inc. . . . . . . . .      21,945
  25,990   Pfizer, Inc. . . . . . . . . . . . . .       906,500
   4,400   Pharmacia Corp. . . . . . . . . . . . .      164,780
   2,100   The Procter & Gamble Co.. . . . . . . .      187,530
   5,400   Schering-Plough Corp. . . . . . . . . .      132,840
   2,500   Wyeth . . . . . . . . . . . . . . . . .      128,000
                                                    ------------
                                                      2,575,282
                                                    ------------
COMMUNICATIONS BY PHONE, TELEVISION,
    RADIO, CABLE (2.0%)
   1,800   Clear Channel Communications, Inc. (a).       57,636
   4,100   SBC Communications, Inc.. . . . . . . .      125,050
   1,000   3M Co.. . . . . . . . . . . . . . . . .      123,000
                                                    ------------
                                                        305,686
                                                    ------------
DEPOSITORY INSTITUTIONS (1.8%)
   1,900   Citigroup, Inc. . . . . . . . . . . . .       73,625
   2,000   North Fork Bancorporation, Inc. . . . .       79,620
   3,300   Washington Mutual, Inc. . . . . . . . .      122,463
                                                    ------------
                                                        275,708
                                                    ------------
EATING AND DRINKING PLACES (0.7%)
   2,600   Darden Restaurants, Inc.. . . . . . . .       64,220
   1,800   Viad Corp.. . . . . . . . . . . . . . .       46,800
                                                    ------------
                                                        111,020
                                                    ------------
EDUCATIONAL SERVICES - (0.7%)
   2,875   Apollo Group, Inc. (a). . . . . . . . .      113,333
                                                    ------------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT,
   EXCEPT COMPUTERS (14.1%)
   1,400   Altera Corp. (a). . . . . . . . . . . .       19,040
  34,360   General Electric Co. . . . . . . . . .       998,158
  22,100   Intel Corp.. . . . . . . . . . . . . .       403,767
     800   International Rectifier Corp. (a). . . .      23,320
   1,100   Intersil Holding Corp. (a). . . . . . .       23,518
   1,800   Linear Technology Corp. . . . . . . . .       56,574
   2,050   Microchip Technology, Inc. (a). . . . .       56,232
   2,100   National Semiconductor Corp. (a). . . .       61,257
   3,300   Network Appliance, Inc. (a) . . . . . .       41,052
     800   QLogic Corp. (a) . . . . . . . . . .. .       30,480
   1,800   Rockwell Collins, Inc.. . . . . . . . .       49,356
   4,800   Scientific-Atlanta, Inc.. . . . . . . .       78,960
   1,100   Synopsys, Inc. (a). . . . . . . . . . .       60,291
   9,700   Texas Instruments, Inc. . . . . . . . .      229,890
     300   UTStarcom, Inc. (a). . . . . . . . .. .        6,051
     400   Whirlpool Corp.. . . . . . . . . . . ..       26,144
   2,100   Xilinx, Inc. (a). . . . . . . . . . . .       47,103
                                                    ------------
                                                      2,211,193
                                                    ------------
ENGINEERING, ACCOUNTING, RESEARCH,
   MANAGEMENT SERVICES (0.4%)
     800   Cephalon, Inc. (a). . . . . . . . . . . .     36,160
     600   Medicis Pharmaceutical. . . . . . . . . .     25,656
                                                    ------------
                                                         61,816
                                                    ------------
FOOD AND KINDRED PRODUCTS (5.0%)
   2,100   Anheuser-Busch Companies, Inc.. . . . .      105,000
   4,420   The Coca-Cola Co. . . . . . . . . . . .      247,520
   1,000   Coca-Cola Enterprises . . . . . . . . .       22,080
   2,000   Kraft Foods, Inc. . . . . . . . . . . .       81,900
   1,100   McCormick & Co., Inc. . . . . . . . . .       28,325
     900   The Pepsi Bottling Group, Inc. . . . . .      27,720
   5,680   PepsiCo, Inc. . . . . . . . . . . . . .      273,776
                                                    ------------
                                                        786,321
                                                    ------------
FOOD STORES (0.9%)
   3,100   Albertson's, Inc. . . . . . . . . . . .       94,426
   1,300   Safeway, Inc. (a) . . . . . . . . . . .       37,947
                                                    ------------
                                                        132,373
                                                    ------------
GENERAL MERCHANDISE STORES (4.7%)
   2,200   Family Dollar Stores, Inc.. . . . . . .       77,550
   5,000   Limited Brands. . . . . . . . . . . . .      106,500
   3,600   TJX Companies, Inc. . . . . . . . . . .       70,596
   1,100   Target Corp.. . . . . . . . . . . . . .       41,910
   7,990   Wal-Mart Stores, Inc. . . . . . . . . .      439,530
                                                    ------------
                                                        736,086
                                                    ------------
HEALTH SERVICES (1.1%)
   2,100   Laboratory Corporation of America
           Holdings (a). . . . . . . . . . . . . . .     95,865
   1,100   Tenet Healthcare Corp. (a). . . . . . .       78,705
                                                    ------------
                                                        174,570
                                                    ------------

                                      30

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report
SHARES OR
PRINCIPAL AMOUNT                                      VALUE
-------------------------------------------------  -----------
HOME FURNITURE AND EQUIPMENT STORES (1.0%)
   2,300   Bed Bath & Beyond, Inc. (a) . . . . . .  $    86,802
   1,850   Best Buy Co., Inc. (a). . . . . . . . .       67,155
                                                    ------------
                                                        153,957
                                                    ------------
INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (8.8%)
   7,140   Applied Materials, Inc. (a) . . . . . .      135,803
  31,700   Cisco Systems, Inc. (a). . . . . . . .       442,215
  10,100   Dell Computer Corp. (a). . . . . . . .       264,014
     700   Emulex Corp. (a) . . . . . . . . . . ..       15,757
     800   Harris Corp. . . . . . . . . . . . . . .      28,992
   3,025   Hewlett-Packard Co. . . . . . . . . . .       46,222
   3,300   International Business Machines Corp. .      237,600
   2,800   abil Circuit, Inc. (a). . . . . . . . .       59,108
   1,200   Lexmark International, Inc. (a) . . . .       65,280
   1,400   Storage Technology Corp. (a). . . . . .       22,358
   2,100   Unisys Corp. (a). . . . . . . . . . . .       18,900
     900   Varian Medical Systems, Inc. (a) . . . .      36,495
                                                    ------------
                                                      1,372,744
                                                    ------------
INSURANCE CARRIERS (4.2%)
   5,600   American International Group, Inc.. . .      382,088
     900   Cigna Corp.. . . . . . . . . . . . . . .      87,678
   2,300   Radian Group, Inc.. . . . . . . . . . .      112,355
   1,000   Wellpoint Health Networks, Inc. (a) . .       77,810
                                                    ------------
                                                        659,931
                                                    ------------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (3.9%)
   1,300   Allergan, Inc.. . . . . . . . . . . . .       86,775
   2,200   Becton Dickinson & Co.. . . . . . . . .       75,790
   1,200   Dentsply International, Inc.. . . . . .       44,292
   1,700   KLA-Tencor Corp. (a). . . . . . . . . .       74,783
   4,100   Medtronic, Inc. . . . . . . . . . . . .      175,685
   1,500   St. Jude Medical, Inc. (a). . . . . . .      110,775
   1,200   Zimmer Holdings, Inc. (a) . . . . . . .       42,792
                                                    ------------
                                                        610,892
                                                    ------------
Metal Mining (0.5%)
   4600   Freeport-McMoRan
          Copper & Gold, Inc. (a). . . . . . . . . . .   82,110
                                                    ------------
MISCELLANEOUS RETAIL (1.3%)
   3,400   CVS Corp. . . . . . . . . . . . . . . .      104,040
   1,000   Michaels Stores, Inc. (a) . . . . . . .       39,000
   1,700   Walgreen Co.. . . . . . . . . . . . . .       65,671
                                                    ------------
                                                        208,711
                                                    ------------
NON-DEPOSITORY CREDIT INSTITUTIONS (3.4%)
   1,300   American Express Co.. . . . . . . . . .       47,216
   1,600   Capital One Financial Corp. . . . . . .       97,680
   1,100   Fannie Mae. . . . . . . . . . . . . . .       81,125
   2,500   Freddie Mac . . . . . . . . . . . . . .      153,000
   4,500   MBNA Corp.. . . . . . . . . . . . . . .      148,815
                                                    ------------
                                                        527,836
                                                    ------------
OIL AND GAS EXTRACTION (1.6%)
   2,100   Apache Corp.. . . . . . . . . . . . . .      120,708
   1,500   Noble Corp. (a) . . . . . . . . . . . .       57,900
   2,400   Tidewater, Inc. . . . . . . . . . . . .       79,008
                                                    ------------
                                                        257,616
                                                    ------------
PAPER AND ALLIED PRODUCTS (0.6%)
   1,400   Kimberly-Clark Corp.. . . . . . . . . .       86,800
                                                    ------------
PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (1.5%)
   2,800   Harte-Hanks, Inc. . . . . . . . . . . .       57,540
   1,200   The McGraw-Hill Companies, Inc. . . . .       71,640
   2,500   Viacom, Inc. - Class B (a). . . . . . .      110,925
                                                    ------------
                                                        240,105
                                                    ------------
RAILROAD TRANSPORTATION (0.4%)
    900   Union Pacific Corp.. . . . . . . . . . .       56,952
                                                    ------------
SECURITY & COMMODITY BROKERS (0.4%)
   200   NVR, Inc. (a) . . . . . . . . . . . . . .       64,600
                                                    ------------
TOBACCO PRODUCTS (1.1%)
   3,800   Philip Morris Companies, Inc. . . . . .      165,984
                                                    ------------
TRANSPORTATION EQUIPMENT (1.0%)
   1,600   Harley-Davidson, Inc. . . . . . . . . .       82,032
   1,100   United Technologies Corp. . . . . . . .       74,690
                                                    ------------
                                                        156,722
                                                    ------------
TRANSPORTATION SERVICES (0.3%)
   2,000   USA Interactive (a) . . . . . . . . . .       46,900
                                                    ------------
WHOLESALE TRADE-DURABLE GOODS (4.1%)
   1,200   Grainger (W.W.), Inc. . . . . . . . . .       60,120
   10,640   Johnson & Johnson. . . . . . . . . . .      556,046
   600   Tech Data Corp. (a) . . . . . . . . . . .       22,710
                                                    ------------
                                                        638,876
                                                    ------------
Wholesale Trade - Non-Durable Goods (1.8%)
     500   Amerisourcebergen Corp. . . . . . . . . .     38,000
   3,250   Cardinal Health, Inc. . . . . . . . . .      199,583
   1,300   McKesson Corp.. . . . . . . . . . . . .       42,509
                                                    ------------
                                                        280,092
                                                    ------------
      TOTAL COMMON STOCK (COST $18,985,625). . . .   15,651,609
                                                    ------------
TOTAL INVESTMENTS (COST $18,985,625) (100.1%). . .   15,651,609
                                                    ------------
LIABILITIES, LESS OTHER ASSETS (-0.1%) . . . . . .      (17,801)
                                                    ------------
TOTAL NET ASSETS (100.0%). . . . . . . . . . . . .  $15,633,808
                                                    ============

-----------------
(a)  Non-income  producing  security.

--------------------------------------------------------------------------------
CONSECO  BALANCED  FUND

PORTFOLIO  MANAGER  REVIEW

HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  BENCHMARK?

     The Conseco Balanced Fund (Class A with load) posted a return of -12.79% for the six months ended June 30, 2002.(1) Over the same period, the benchmarks, the Lehman Brothers Aggregate Bond Index returned 3.80% and the S&P MidCap 400 Index returned -3.22%. The equity markets where flat during the first quarter, though they experienced a downturn in the second quarter as weak corporate profits, threat of terrorism and geopolitical instability stalled the markets recovery.

WHAT  CAUSED  THE  VARIANCE  IN  PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARK?

     The Fund's performance can be attributed to its broadly diversified holdings among economic sectors and stock selection within those sectors. Over the last six months, the market has been divided with some stocks posting double-digit gains despite the weaker markets. We've seen companies exhibiting predictable earnings and lower price-to-earnings ratio produce the best returns. Our strategy is to identify and own quality companies which we believe will outperform their peers, display positive earnings momentum and sell at reasonable valuations.

WHICH  PORTFOLIO  HOLDINGS  ENHANCED  THE  FUND'S  PERFORMANCE?

     Stock selection within the financial and the healthcare sectors contributed the most to performance over the six months. Within the banking sector, Bank of America Corp., GreenPoint Financial Corp. and Golden State Bancorp, Inc. were the top performers. Diversified financial providers Countrywide Credit Industries, Inc., Capital One Financial Corp. and MGIC Investment Corp. performed well as the financial sector continued to benefit from lower interest rates.

     Once again, the structured securities sectors provided some of the best returns in the fixed-income markets as investors fled to the safety of AAA rated bonds. Commercial mortgage-backed securities, in particular, performed very well as investors sought out incremental yield without taking on credit risk.

WHICH  HOLDINGS  DETRACTED  FROM  PERFORMANCE?

     The WorldCom fraud cast doubt on other companies with large capital expenditures. Every company in the telecommunications and cable/media sectors widened as a result. Prices of our bond holdings in AOL Time Warner, Inc., Comcast Corp. and Dynegy, Inc. declined significantly. This reaction also stung a wide range of stocks with the biggest impact on technology and telecommunications companies including Computer Associates International, Inc., Sprint Corp., NVIDIA Corp. and AT&T Wireless Group, all held in the Fund. We continue to hold our investment in these securities, believing that the recent price deterioration is an overreaction to the WorldCom scandal.

WHAT  IS  YOUR  OUTLOOK  FOR  THE  REST  OF  THE  FISCAL  YEAR?

     In 2002, there has been a disconnect between the U.S. equity markets and the U.S. economy. The economy is showing signs of a moderate recovery from 2001's recession as Gross Domestic Product (GDP), a measure of economic health, rose an inflation-adjusted 6.1% (annualized) in the first quarter. The GDP forecast for the second half of the year is 3.5%. By historical standards, the growth rate is considered slower than typical in the early stages of a recovery though it does surpass last year's anemic annual growth of 1.2%. The catalyst for growth in the economy is the booming housing market. This is a result of low interest rates, increased federal spending related to the war on terrorism and fiscal stimulus which is giving the economy a boost.

     At CCM, our investment style is to invest in those fixed-income securities that, through our research, we believe are undervalued. We tend to overweight corporate bonds, given our focus on proprietary research, and the long-term propensity of the credit sector to outperform all other sectors. With the corporate bond sector providing some of the worst returns for the bond market over the past three quarters, our style has been challenged over this recent period. Similar to the year 2000, as corporate bonds underperformed the general market, this is a market that will ultimately reward patience. We are not deviating from our investment strategy.

     The accuracy of corporate accounting and the ethics of executives continue to affect the U.S. markets, and more importantly, investor confidence. The good news is the quality of earnings is likely to improve dramatically as a consequence of the increased corporate accounting and governance vigilance. Officers of corporations who make false certifications will now begin to face personal liability. As investors regain confidence in the market, coupled with recovering earnings and a steady economy, we expect the U.S. equity markets to show signs of a recovery during the second half of 2002.

CHICAGO EQUITY PARTNERS, LLP                                GREGORY J. HAHN, CFA
                                                        Chief Investment Officer
                                                               Portfolio Manager
                                                Conseco Capital Management, Inc.
--------------------------------------------------------------------------------

     (1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2003. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Balanced Fund is 5.75% for Class A. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The Lehman Brothers Aggregate Bond ("LBA") Index is an unmanaged index considered to be representative of the bond market in general. The S&P MidCap 400 Index is an unmanaged index considered to be representative of the mid-cap stock arena in general.

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report


GROWTH  OF  $10,000


DATE      CONSECO BALANCED FUND (CLASS A SHARES)   LEHMAN BROTHERS AGGREGATE BOND INDEX   S&P 400 MIDCAP INDEX
--------  ---------------------------------------  -------------------------------------  ---------------------
01/02/97  $                              9,425.07  $                           10,000.00  $           10,000.00
01/31/97  $                              9,557.02  $                           10,031.00  $           10,375.00
02/28/97  $                              9,434.50  $                           10,056.08  $           10,289.93
03/31/97  $                              9,123.47  $                            9,944.46  $            9,851.57
04/30/97  $                              9,123.47  $                           10,093.62  $           10,106.73
05/31/97  $                              9,720.33  $                           10,189.51  $           10,990.06
06/30/97  $                             10,051.92  $                           10,310.77  $           11,298.88
07/31/97  $                             10,623.59  $                           10,589.16  $           12,417.47
08/31/97  $                             10,709.35  $                           10,499.15  $           12,402.57
09/30/97  $                             11,447.76  $                           10,653.49  $           13,115.71
10/31/97  $                             11,083.73  $                           10,807.96  $           12,545.18
11/30/97  $                             11,112.47  $                           10,857.68  $           12,730.85
12/31/97  $                             11,045.41  $                           10,967.34  $           13,224.81
01/31/98  $                             11,261.58  $                           11,107.72  $           12,973.54
02/28/98  $                             11,920.39  $                           11,098.84  $           14,047.74
03/31/98  $                             12,508.18  $                           11,136.57  $           14,681.30
04/30/98  $                             12,570.82  $                           11,194.48  $           14,949.96
05/31/98  $                             12,153.19  $                           11,300.83  $           14,277.22
06/30/98  $                             12,450.75  $                           11,396.89  $           14,367.16
07/31/98  $                             11,968.25  $                           11,420.82  $           13,809.72
08/31/98  $                             10,678.07  $                           11,606.98  $           11,239.73
09/30/98  $                             10,992.75  $                           11,878.58  $           12,289.52
10/31/98  $                             11,172.26  $                           11,815.63  $           13,388.20
11/30/98  $                             11,710.81  $                           11,882.98  $           14,056.27
12/31/98  $                             12,420.43  $                           11,918.63  $           15,754.27
01/31/99  $                             12,335.43  $                           12,003.25  $           15,141.43
02/28/99  $                             11,952.94  $                           11,793.19  $           14,348.02
03/31/99  $                             12,360.93  $                           11,858.05  $           14,748.33
04/30/99  $                             12,670.76  $                           11,896.00  $           15,911.97
05/31/99  $                             12,553.24  $                           11,791.31  $           15,980.39
06/30/99  $                             13,321.92  $                           11,753.58  $           16,836.94
07/31/99  $                             13,343.38  $                           11,704.22  $           16,478.32
08/31/99  $                             13,364.83  $                           11,698.37  $           15,913.11
09/30/99  $                             13,443.66  $                           11,834.07  $           15,421.39
10/31/99  $                             13,960.73  $                           11,877.85  $           16,207.89
11/30/99  $                             14,714.78  $                           11,876.66  $           17,058.80
12/31/99  $                             16,088.18  $                           11,819.66  $           18,072.09
01/31/00  $                             16,064.36  $                           11,780.65  $           17,562.46
02/29/00  $                             18,946.18  $                           11,923.20  $           18,791.83
03/31/00  $                             18,621.42  $                           12,080.58  $           20,364.71
04/30/00  $                             17,497.92  $                           12,045.55  $           19,651.94
05/31/00  $                             16,732.98  $                           12,039.53  $           19,406.29
06/30/00  $                             18,196.09  $                           12,289.95  $           19,691.57
07/31/00  $                             18,148.08  $                           12,401.79  $           20,002.69
08/31/00  $                             19,852.46  $                           12,581.61  $           22,234.99
09/30/00  $                             19,480.62  $                           12,660.88  $           22,081.57
10/31/00  $                             18,673.45  $                           12,744.44  $           21,333.01
11/30/00  $                             16,962.72  $                           12,953.45  $           19,722.36
12/31/00  $                             17,260.90  $                           13,194.38  $           21,231.13
01/31/01  $                             17,556.89  $                           13,409.45  $           21,704.58
02/28/01  $                             16,933.75  $                           13,526.11  $           20,467.42
03/31/01  $                             16,263.89  $                           13,593.74  $           18,946.69
04/30/01  $                             17,016.70  $                           13,536.65  $           21,036.51
05/31/01  $                             17,079.44  $                           13,617.87  $           21,526.66
06/30/01  $                             16,821.67  $                           13,669.62  $           21,440.55
07/31/01  $                             16,821.67  $                           13,975.82  $           21,121.09
08/31/01  $                             16,317.18  $                           14,136.54  $           20,430.43
09/30/01  $                             15,522.94  $                           14,300.52  $           17,888.88
10/31/01  $                             15,681.66  $                           14,599.40  $           18,681.36
11/30/01  $                             16,157.82  $                           14,397.93  $           20,071.26
12/31/01  $                             16,161.41  $                           14,305.79  $           21,108.94
01/31/02  $                             16,065.69  $                           14,421.66  $           20,999.17
02/28/02  $                             15,874.24  $                           14,561.55  $           21,024.37
03/31/02  $                             16,164.44  $                           14,319.83  $           22,527.61
04/30/02  $                             15,747.09  $                           14,597.64  $           22,421.73
05/31/02  $                             15,714.99  $                           14,721.72  $           22,042.81
06/30/02  $                             14,957.65  $                           14,849.79  $           20,429.27

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 6/30/02. Past performance does not guarantee future results.




AVERAGE ANNUAL TOTAL RETURN(1) (AS OF 6/30/02)
                                                INCEPTION   YEAR-TO-                      SINCE
                                                DATE        DATE       1 YEAR   5 YEARS   INCEPTION
                                                ----------  ---------  -------  --------  ----------
Balanced Class A . . . . . . . . . . . . . . .   1/2/1997     -12.79%  -16.19%     7.01%       7.60%
Balanced Class B . . . . . . . . . . . . . . .  2/10/1998     -12.24%  -15.81%      n/a        5.18%
Balanced Class C . . . . . . . . . . . . . . .  2/13/1998      -8.64%  -12.35%      n/a        5.35%
Balanced Class Y . . . . . . . . . . . . . . .   1/2/1997      -7.24%  -10.61%     8.82%       9.31%
LBA Index. . . . . . . . . . . . . . . . . . .   1/2/1997       3.80%    8.63%     7.57%       7.45%
S&P MidCap 400 Index . . . . . . . . . . . . .   1/2/1997      -3.22%   -4.72%    12.57%      13.87%

TOP FIVE SECTORS (AS OF 6/30/02)
Electric, Gas, Water, Cogeneration,
   Sanitary Services . . . . . . . . . . . . .      11.0%
Communications by Phone, Television,
   Radio, Cable. . . . . . . . . . . . . . . .       7.2%
Depository Institutions. . . . . . . . . . . .       7.0%
Chemicals and Allied Products. . . . . . . . .       7.0%
Business Services. . . . . . . . . . . . . . .       5.3%

TOP 10 HOLDINGS (AS OF 6/30/02)
Pfizer, Inc. . . . . . . . . . . . . . . . . .       1.7%
General Electric Co. . . . . . . . . . . . . .       1.6%
Tennessee Gas Pipeline . . . . . . . . . . . .       1.5%
Bank of America Corp.. . . . . . . . . . . . .       1.3%
Microsoft Corp.. . . . . . . . . . . . . . . .       1.3%
Johnson & Johnson. . . . . . . . . . . . . . .       1.2%
Union Planters Bank, National Association. . .       1.1%
Citigroup, Inc.. . . . . . . . . . . . . . . .       1.1%
Exxon Mobil Corp.. . . . . . . . . . . . . . .       1.1%
Sempra Energy. . . . . . . . . . . . . . . . .       1.0%

Chicago Equity Partners, LLP ("CEP") and Gregory J. Hahn, CFA, chief fixed income investment officer and senior vice president at Conseco Capital Management, Inc. ("CCM"), share responsibility for managing this Fund.

In business since 1989, CEP -- known for low-turnover growth performance -- has taxable and tax-exempt assets under management for more than 100 institutional clients.

Hahn is the portfolio manager for the fixed-income portion of the Fund, as well as $2 billion in institutional fixed-income accounts.

--------------------------------------------------------------------------------
CONSECO  BALANCED  FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2002


SHARES OR
PRINCIPAL AMOUNT                                                    VALUE
-------------------------------------------------                -----------
COMMON  STOCKS  (56.7%)
AMUSEMENT  AND  RECREATION  SERVICES  (0.1%)

     2,400    Westwood One, Inc. (a). . . . . . . . . . . . . .  $    80,208
                                                                 -----------
APPAREL AND OTHER FINISHED PRODUCTS (0.2%)
     2,500    Jones Apparel Group, Inc. (a) . . . . . . . . . .       93,750
     1,900    Newell Rubbermaid, Inc. . . . . . . . . . . . . .       66,614
                                                                 -----------
                                                                     160,364
                                                                 -----------
BUILDING CONSTRUCTION, GENERAL CONSTRUCTION (0.2%)
     2,700    Centex Corp.. . . . . . . . . . . . . . . . . . .      156,033
                                                                 -----------
BUILDING MATERIALS, HARDWARE, GARDEN-RETAIL (0.8%)
    10,770    The Home Depot, Inc.. . . . . . . . . . . . . . .      395,582
     5,500    Lowe's Companies, Inc.. . . . . . . . . . . . . .      249,700
                                                                 -----------
                                                                     645,282
                                                                 -----------
BUSINESS SERVICES (4.4%)
     4,500    Adobe Systems, Inc. . . . . . . . . . . . . . . .      128,250
    24,560    AOL Time Warner, Inc. (a) . . . . . . . . . . . .      361,278
     2,200    Brocade Communications Systems, Inc. (a). . . . .       38,456
     3,500    Cadence Design Systems, Inc. (a). . . . . . . . .       56,420
    16,500    Cendant Corp. (a) . . . . . . . . . . . . . . . .      262,020
     4,200    Computer Sciences Corp. (a) . . . . . . . . . . .      200,760
     1,600    eBay, Inc. (a). . . . . . . . . . . . . . . . . .       98,592
     2,500    Electronic Arts, Inc. (a) . . . . . . . . . . . .      165,125
     8,260    First Data Corp.. . . . . . . . . . . . . . . . .      307,272
       600    Hotels.com - Class A (a). . . . . . . . . . . . .       25,338
     3,300    Intuit, Inc. (a). . . . . . . . . . . . . . . . .      164,076
     9,000    JP Morgan Chase & Co. . . . . . . . . . . . . . .      305,280
    17,400    Microsoft Corp. (a) . . . . . . . . . . . . . . .      951,780
     6,000    Symantec Corp. (a). . . . . . . . . . . . . . . .      197,100
     5,000    United Rentals, Inc. (a). . . . . . . . . . . . .      109,000
                                                                 -----------
                                                                   3,370,747
                                                                 -----------
CHEMICALS AND ALLIED PRODUCTS (5.9%)
     3,900    Albemarle Corp. . . . . . . . . . . . . . . . . .      119,925
     6,600    Amgen, Inc. (a) . . . . . . . . . . . . . . . . .      276,408
     5,400    Cabot Corp. . . . . . . . . . . . . . . . . . . .      154,710
     1,800    Clorox Corp.. . . . . . . . . . . . . . . . . . .       74,430
     2,200    Cytec Industries, Inc. (a). . . . . . . . . . . .       69,168
     2,600    Forest Laboratories, Inc. (a) . . . . . . . . . .      184,080
     2,400    Genetech, Inc. (a). . . . . . . . . . . . . . . .       80,400
     2,733    King Pharmaceuticals, Inc. (a). . . . . . . . . .       60,809
     4,700    Lubrizol Corp.. . . . . . . . . . . . . . . . . .      157,450
       800    Medicis Pharmaceutical - Class A (a). . . . . . .       34,208
    10,970    Merck & Co., Inc. . . . . . . . . . . . . . . . .      555,521
     2,600    Mylan Laboratories, Inc.. . . . . . . . . . . . .       81,510
    36,800    Pfizer, Inc.. . . . . . . . . . . . . . . . . . .    1,288,000
     8,400    Pharmacia Corp. . . . . . . . . . . . . . . . . .      314,580
     1,500    PPG Industries, Inc.. . . . . . . . . . . . . . .       92,850
     8,100    The Procter & Gamble Co.. . . . . . . . . . . . .      723,330
     6,800    Schering-Plough Corp. . . . . . . . . . . . . . .      167,280
                                                                 -----------
                                                                   4,434,659
                                                                 -----------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (2.9%)
     4,600    Alltel Corp.. . . . . . . . . . . . . . . . . . .      216,200
    14,399    AT&T  Wireless Group (a). . . . . . . . . . . . .       84,234
     3,200    BellSouth Corp. . . . . . . . . . . . . . . . . .      100,800
     3,500    Clear Channel Communications, Inc. (a). . . . . .      112,070
    20,400    SBC Communications, Inc.. . . . . . . . . . . . .      622,200
    10,600    Sprint Corp.. . . . . . . . . . . . . . . . . . .      112,466
     2,700    3M Co.. . . . . . . . . . . . . . . . . . . . . .      332,100
    14,990    Verizon Communications, Inc.. . . . . . . . . . .      601,849
                                                                 -----------
                                                                   2,181,919
                                                                 -----------
DEPOSITORY INSTITUTIONS (5.9%)
    13,600    Bank of America Corp. . . . . . . . . . . . . . .      956,896
    21,500    Citigroup, Inc. . . . . . . . . . . . . . . . . .      833,125
     4,800    First Tennessee National Corp.. . . . . . . . . .      183,840
     5,800    Golden State Bancorp, Inc.. . . . . . . . . . . .      210,250
     5,100    GreenPoint Financial Corp.. . . . . . . . . . . .      250,410
     8,600    National City Corp. . . . . . . . . . . . . . . .      285,950
     6,400    North Fork Bancorporation, Inc. . . . . . . . . .      254,784
     7,700    Regions Financial Corp. . . . . . . . . . . . . .      270,655
     9,700    Union Planters Corp.. . . . . . . . . . . . . . .      313,989
    12,250    Washington Mutual, Inc. . . . . . . . . . . . . .      454,597
     9,200    Wells Fargo & Co. . . . . . . . . . . . . . . . .      460,552
                                                                 -----------
                                                                   4,475,048
                                                                 -----------
EATING AND DRINKING PLACES (0.6%)
     5,950    Darden Restaurants, Inc.. . . . . . . . . . . . .      146,965
     2,900    Viad Corp.. . . . . . . . . . . . . . . . . . . .       75,400
     8,400    Yum! Brands, Inc. (a) . . . . . . . . . . . . . .      245,700
                                                                 -----------
                                                                     468,065
                                                                 -----------
EDUCATIONAL SERVICES (0.2%)
     3,675    Apollo Group, Inc. (a). . . . . . . . . . . . . .      144,869
                                                                 -----------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (1.9%)
     7,000    Entergy Corp. . . . . . . . . . . . . . . . . . .      297,080
     7,800    Equitable Resources, Inc. . . . . . . . . . . . .      267,540
     4,000    FPL Group, Inc. . . . . . . . . . . . . . . . . .      239,960
     5,800    Pinnacle West Capital, Inc. . . . . . . . . . . .      229,100
     8,700    Sempra Energy, Inc. . . . . . . . . . . . . . . .      192,531
     3,800    TXU Corp. . . . . . . . . . . . . . . . . . . . .      195,890
                                                                 -----------
                                                                   1,422,101
                                                                 -----------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (4.3%)
     2,100    Altera Corp. (a). . . . . . . . . . . . . . . . .       28,560
     3,100    American Power Conversion Co. (a) . . . . . . . .       39,153
     2,500    Eastman Kodak Co. . . . . . . . . . . . . . . . .       72,925
    41,890    General Electric Co.. . . . . . . . . . . . . . .    1,216,904
    26,260    Intel Corp. . . . . . . . . . . . . . . . . . . .      479,770
     1,600    International Rectifier Corp. (a) . . . . . . . .       46,640
     3,000    Intersil Holding Corp. (a). . . . . . . . . . . .       64,140
     1,600    Linear Technology Corp. . . . . . . . . . . . . .       50,288
     1,910    Maxim Integrated Products, Inc. (a) . . . . . . .       73,210
     4,950    Microchip Technology, Inc. (a). . . . . . . . . .      135,779
     5,100    National Semiconductor Corp. (a). . . . . . . . .      148,767
     6,200    Network Appliance, Inc. (a) . . . . . . . . . . .       77,128
     1,500    Polycom, Inc. (a) . . . . . . . . . . . . . . . .       17,985
       900    QLogic Corp. (a). . . . . . . . . . . . . . . . .       34,290
     5,000    Scientific-Atlanta, Inc.. . . . . . . . . . . . .       82,250
     2,000    Synopsys, Inc. (a). . . . . . . . . . . . . . . .      109,620
    12,700    Texas Instruments, Inc. . . . . . . . . . . . . .      300,990
     2,000    UTStarcom, Inc. (a) . . . . . . . . . . . . . . .       40,340
     1,900    Whirlpool Corp. . . . . . . . . . . . . . . . . .      124,184
     3,700    Xilinx, Inc. (a). . . . . . . . . . . . . . . . .       82,991
                                                                 -----------
                                                                   3,225,914
                                                                 -----------

                                      34

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report

ENGINEERING, ACCOUNTING, RESEARCH,  MANAGEMENT SERVICES (0.1%)
       900    Cephalon, Inc. (a). . . . . . . . . . . . . . . .  $    40,680
     1,600    The Dun & Bradstreet Corp. (a). . . . . . . . . .       52,880
     1,800    Millennium Pharmaceuticals, Inc. (a). . . . . . .       21,870
                                                                 -----------
                                                                     115,430
                                                                 -----------
FABRICATED METAL PRODUCTS (0.4%)
     1,600    Danaher Corp. . . . . . . . . . . . . . . . . . .      106,160
     1,900    Fortune Brands, Inc.. . . . . . . . . . . . . . .      106,400
     1,600    Lockheed Martin Corp. . . . . . . . . . . . . . .      111,200
                                                                 -----------
                                                                     323,760
                                                                 -----------
FOOD AND KINDRED PRODUCTS (2.4%)
       700    Adolph Coors Co. - Class B. . . . . . . . . . . .       43,610
     4,500    Anheuser-Busch Companies, Inc.. . . . . . . . . .      225,000
     5,550    The Coca-Cola Co. . . . . . . . . . . . . . . . .      310,800
     3,500    Coca-Cola Enterprises . . . . . . . . . . . . . .       77,280
     4,900    Conagra, Inc. . . . . . . . . . . . . . . . . . .      135,485
     1,600    Constellation Brands, Inc. - Class A (a). . . . .       51,200
     2,100    Kellogg Co. . . . . . . . . . . . . . . . . . . .       75,306
     5,000    Kraft Foods, Inc. . . . . . . . . . . . . . . . .      204,750
     5,300    McCormick & Co., Inc. . . . . . . . . . . . . . .      136,475
     1,600    The Pepsi Bottling Group, Inc.. . . . . . . . . .       49,280
    10,230    PepsiCo, Inc. . . . . . . . . . . . . . . . . . .      493,086
                                                                 -----------
                                                                   1,802,272
                                                                 -----------
FOOD STORES (0.3%)
     7,900    Albertson's, Inc. . . . . . . . . . . . . . . . .      240,634
                                                                 -----------
FURNITURE AND FIXTURES (0.2%)
     3,100    Lear Corp. (a). . . . . . . . . . . . . . . . . .      143,375
                                                                 -----------
GENERAL MERCHANDISE STORES (1.7%)
     6,100    Family Dollar Stores, Inc.. . . . . . . . . . . .      215,025
     6,000    Federated Department Stores, Inc. (a) . . . . . .      238,200
     7,000    Sears Roebuck & Co. . . . . . . . . . . . . . . .      380,100
     8,640    Wal-Mart Stores, Inc. . . . . . . . . . . . . . .      475,286
                                                                 -----------
                                                                   1,308,611
                                                                 -----------
HEALTH SERVICES (0.6%)
     2,600    Laboratory Corporation
                of America Holdings (a) . . . . . . . . . . . .      118,690
     3,000    Tenet Healthcare Corp. (a). . . . . . . . . . . .      214,650
     2,800    Universal Health Services, Inc. (a) . . . . . . .      137,200
                                                                 -----------
                                                                     470,540
                                                                 -----------
HOME FURNITURE AND EQUIPMENT STORES (0.5%)
     6,900    Bed Bath & Beyond, Inc. (a) . . . . . . . . . . .      260,406
     3,700    Best Buy Co., Inc. (a). . . . . . . . . . . . . .      134,310
                                                                 -----------
                                                                     394,716
                                                                 -----------
INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (3.3%)
     4,820    Applied Materials, Inc. (a) . . . . . . . . . . .       91,676
    41,640    Cisco Systems, Inc. (a) . . . . . . . . . . . . .      580,878
    14,000    Dell Computer Corp. (a) . . . . . . . . . . . . .      365,960
     1,700    Eaton Corp. . . . . . . . . . . . . . . . . . . .      123,675
     1,400    Emulex Corp. (a). . . . . . . . . . . . . . . . .       31,514
     2,000    Harris Corp.. . . . . . . . . . . . . . . . . . .       72,480
    17,943    Hewlett-Packard Co. . . . . . . . . . . . . . . .      274,169
     2,800    Ingersoll-Rand Co. - Class A. . . . . . . . . . .      127,848
     5,080    International Business Machines Corp. . . . . . .      365,760
     3,800    Jabil Circuit, Inc. (a) . . . . . . . . . . . . .       80,218
     2,100    Lexmark International, Inc. (a) . . . . . . . . .      114,240
     1,400    Novellus Systems, Inc. (a). . . . . . . . . . . .       47,600
     1,800    Pitney Bowes, Inc.. . . . . . . . . . . . . . . .       71,496
         1    Riverstone Networks, Inc. . . . . . . . . . . . .            3
     3,200    Storage Technology Corp. (a). . . . . . . . . . .       51,104
     8,000    Unisys Corp. (a). . . . . . . . . . . . . . . . .       72,000
     1,400    Varian Medical Systems, Inc. (a). . . . . . . . .       56,770
                                                                 -----------
                                                                   2,527,391
                                                                 -----------
INSURANCE CARRIERS (2.9%)
     8,200    The Allstate Corp.. . . . . . . . . . . . . . . .      303,236
     5,216    American International Group, Inc.. . . . . . . .      355,854
     2,600    Cigna Corp. . . . . . . . . . . . . . . . . . . .      253,292
     2,600    The Hartford Financial Services Group, Inc. . . .      154,622
     2,800    MGIC Investment Corp. . . . . . . . . . . . . . .      189,840
     6,800    Metlife, Inc. . . . . . . . . . . . . . . . . . .      195,840
     4,900    Old Republic International Corp.. . . . . . . . .      154,350
     3,700    The PMI Group, Inc. . . . . . . . . . . . . . . .      141,340
     4,000    Torchmark Corp. . . . . . . . . . . . . . . . . .      152,800
     5,300    Unumprovident Corp. . . . . . . . . . . . . . . .      134,885
     1,900    WellPoint Health Networks, Inc. (a) . . . . . . .      147,839
                                                                 -----------
                                                                   2,183,898
                                                                 -----------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (1.4%)
     1,760    Allergan, Inc.. . . . . . . . . . . . . . . . . .      117,480
     4,600    Becton Dickinson & Co.. . . . . . . . . . . . . .      158,470
     3,550    Dentsply International, Inc.. . . . . . . . . . .      131,030
     2,300    KLA-Tencor Corp. (a). . . . . . . . . . . . . . .      101,177
     5,900    Medtronic, Inc. . . . . . . . . . . . . . . . . .      252,815
     2,500    St. Jude Medical, Inc. (a). . . . . . . . . . . .      184,625
     2,900    Zimmer Holdings, Inc. (a) . . . . . . . . . . . .      103,414
                                                                 -----------
                                                                   1,049,011
                                                                 -----------
METAL MINING (0.2%)
     7,000    Freeport-McMoRan
                Copper & Gold, Inc. (a) . . . . . . . . . . . .      124,950
                                                                 -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.2%)
     6,700    Mattel, Inc.. . . . . . . . . . . . . . . . . . .      141,236
                                                                 -----------
MISCELLANEOUS RETAIL (0.4%)
     4,400    Borders Group, Inc. (a) . . . . . . . . . . . . .       80,960
     6,100    CVS Corp. . . . . . . . . . . . . . . . . . . . .      186,660
                                                                 -----------
                                                                     267,620
                                                                 -----------
MOTION PICTURES (0.4%)
    17,100    Walt Disney Co. . . . . . . . . . . . . . . . . .      323,190
                                                                 -----------
NON-DEPOSITORY CREDIT INSTITUTIONS (2.1%)
     8,000    American Express Co.. . . . . . . . . . . . . . .      290,560
     4,700    Capital One Financial Corp. . . . . . . . . . . .      286,935
     4,800    Countrywide Credit Industries, Inc. . . . . . . .      231,600
     4,300    Fannie Mae. . . . . . . . . . . . . . . . . . . .      317,125
     3,450    Federal Home Loan Mortgage Corp.. . . . . . . . .      211,140
     5,100    Household International, Inc. . . . . . . . . . .      253,470
                                                                 -----------
                                                                   1,590,830
                                                                 -----------

                                      35

--------------------------------------------------------------------------------
CONSECO  BALANCED  FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2002

SHARES OR
PRINCIPAL AMOUNT                                                    VALUE
-------------------------------------------------                -----------
OIL AND GAS EXTRACTION (1.2%)
     6,300    Apache Corp.. . . . . . . . . . . . . . . . . . .  $   362,124
     2,500    Noble Corp. (a) . . . . . . . . . . . . . . . . .       96,500
     7,900    Occidental Petroleum Corp.. . . . . . . . . . . .      236,921
     5,400    Tidewater, Inc. . . . . . . . . . . . . . . . . .      177,768
                                                                 -----------
                                                                     873,313
                                                                 -----------
PAPER AND ALLIED PRODUCTS (0.8%)
     3,300    Kimberly-Clark Corp.. . . . . . . . . . . . . . .      204,600
     7,600    Pactiv Corp. (a). . . . . . . . . . . . . . . . .      180,880
     3,300    Temple-Inland, Inc. . . . . . . . . . . . . . . .      190,938
                                                                 -----------
                                                                     576,418
                                                                 -----------
PETROLEUM REFINING AND RELATED INDUSTRIES (2.4%)
     4,600    Amerada Hess Corp.. . . . . . . . . . . . . . . .      379,500
     7,110    Chevron Corp. . . . . . . . . . . . . . . . . . .      629,235
    20,220    Exxon Mobil Corp. . . . . . . . . . . . . . . . .      827,402
                                                                 -----------
                                                                   1,836,137
                                                                 -----------
PRIMARY METAL INDUSTRIES (0.2%)
     4,700    Engelhard Corp. . . . . . . . . . . . . . . . . .      133,104
                                                                 -----------
PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (1.2%)
     4,350    Harte-Hanks, Inc. . . . . . . . . . . . . . . . .       89,393
     4,400    The McGraw-Hill Companies, Inc. . . . . . . . . .      262,680
     1,900    The New York Times Co. - Class A. . . . . . . . .       97,850
    10,100    Viacom, Inc. - Class B (a). . . . . . . . . . . .      448,137
                                                                 -----------
                                                                     898,060
                                                                 -----------
RAILROAD TRANSPORTATION (0.4%)
     4,600    Union Pacific Corp. . . . . . . . . . . . . . . .      291,088
                                                                 -----------
REAL ESTATE INVESTMENT TRUSTS (REITS) (0.6%)
     5,000    General Growth Properties, Inc. . . . . . . . . .      255,000
     4,600    Public Storage, Inc.. . . . . . . . . . . . . . .      170,660
                                                                 -----------
                                                                     425,660
                                                                 -----------
SECURITY AND COMMODITY BROKERS (0.6%)
     3,200    Bear Stearns Companies, Inc.. . . . . . . . . . .      195,840
     2,200    Merrill Lynch & Co., Inc. . . . . . . . . . . . .       89,100
     3,890    Morgan Stanley Dean Witter & Co.. . . . . . . . .      167,581
                                                                 -----------
                                                                     452,521
                                                                 -----------
TOBACCO PRODUCTS (0.7%)
    12,020    Philip Morris Companies, Inc. . . . . . . . . . .      525,034
                                                                 -----------
TRANSPORTATION BY AIR (0.3%)
     3,600    Federal Express Corp. (a) . . . . . . . . . . . .      192,240
                                                                 -----------
TRANSPORTATION EQUIPMENT (1.6%)
     2,760    General Dynamics Corp.. . . . . . . . . . . . . .      293,526
     5,600    General Motors Corp.. . . . . . . . . . . . . . .      299,320
     1,900    Harley-Davidson, Inc. . . . . . . . . . . . . . .       97,413
     1,800    ITT Industries, Inc.. . . . . . . . . . . . . . .      127,080
     1,600    Northrop Grumman Corp.. . . . . . . . . . . . . .      200,000
     2,840    United Technologies Corp. . . . . . . . . . . . .      192,836
                                                                 -----------
                                                                   1,210,175
                                                                 -----------
WHOLESALE TRADE-DURABLE GOODS (1.6%)
     5,200    Grainger (W.W.), Inc. . . . . . . . . . . . . . .      260,520
    17,180    Johnson & Johnson . . . . . . . . . . . . . . . .      897,827
     1,400    Tech Data Corp. (a) . . . . . . . . . . . . . . .       52,990
                                                                 -----------
                                                                   1,211,337
                                                                 -----------
WHOLESALE TRADE NON-DURABLE GOODS (0.6%)
     2,300    Amerisourcebergen Corp. . . . . . . . . . . . . .      174,800
     3,800    Cardinal Health, Inc. . . . . . . . . . . . . . .      233,358
     2,500    McKesson Corp.. . . . . . . . . . . . . . . . . .       81,750
                                                                 -----------
                                                                     489,908
                                                                 -----------
              TOTAL COMMON STOCKS (cost $47,215,731). . . . . .   42,887,668
                                                                 -----------
PREFERRED STOCKS (0.0%)
COMMUNICATIONS BY PHONE, TELEVISION,
     RADIO, CABLE (0.0%)
        20    Broadwing Communications, 12.500%,
                Series B, due 8/15/2009 . . . . . . . . . . . .        3,081
                                                                 -----------
              TOTAL PREFERRED STOCK (cost $20,800). . . . . . .        3,081
                                                                 -----------
CORPORATE BONDS (35.6%)
BUSINESS SERVICES (0.8%)
$   90,000    AOL Time Warner, Inc., 7.700%,
                due 05/01/2032. . . . . . . . . . . . . . . . .       80,054
   170,000    Cendant Corp., 7.750%,
                due 12/01/2003. . . . . . . . . . . . . . . . .      174,613
   350,000    Cendant Corp., 6.875%,
                due 08/15/2006. . . . . . . . . . . . . . . . .      352,324
                                                                 -----------
                                                                     606,991
                                                                 -----------
CHEMICALS AND ALLIED PRODUCTS (1.1%)
   310,000    Lyondell Chemical Co., Series A, 9.625%,
                due 05/01/2007. . . . . . . . . . . . . . . . .      296,825
   225,000    Millennium America, Inc., 7.625%,
                due 11/15/2026. . . . . . . . . . . . . . . . .      185,625
   370,000    Union Carbide Corp., 6.250%,
                due 06/15/2003. . . . . . . . . . . . . . . . .      378,270
                                                                 -----------
                                                                     860,720
                                                                 -----------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (4.3%)
   100,000    AT&T Wireless Services, Inc., 7.875%,
                due 03/01/2011. . . . . . . . . . . . . . . . .       80,915
   355,000    AT&T Wireless Services, Inc., 8.750%,
                due 03/01/2031. . . . . . . . . . . . . . . . .      274,873
   225,000    Charter Communications Holdings,
                LLC, 10.250%,  due 01/15/2010 . . . . . . . . .      154,125
   300,000    Crown Castle International Corp.,
                9.375%, due 08/01/2011. . . . . . . . . . . . .      190,500
   300,000    Nextel Communications, Inc.,
                9.375% due 11/15/2009 . . . . . . . . . . . . .      153,000
   415,000    Sprint Capital Corp., 7.900%,
                due 03/15/2005, (b) Cost - $414,672;
                Acquired - 03/08/2002 . . . . . . . . . . . . .      357,755
   185,000    Sprint Capital Corp., 6.900%,
                due 05/01/2019. . . . . . . . . . . . . . . . .      123,791
   605,000    Sprint Capital Corp., 8.750%,
                due 03/15/2032, (b) Cost - $585,035;
                Acquired - 03/08/2002, 04/22/2002 . . . . . . .      455,962
   215,000    Sprint Capital Corp., 8.750%,
                due 03/15/2032. . . . . . . . . . . . . . . . .      162,036
   390,000    TCI Communications, Inc., 6.875%,
                due 02/15/2006. . . . . . . . . . . . . . . . .      375,795
   435,000    Telus Corp., 8.000%, due 06/01/2011 . . . . . . .      362,094
   335,000    US West Capital Funding, 6.875%,
                due 07/15/2028. . . . . . . . . . . . . . . . .      172,525

                                      36

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report

SHARES OR
PRINCIPAL AMOUNT                                                    VALUE
-------------------------------------------------                -----------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (cont.)
$  435,000    Verizon New York, Inc., 7.375%,
                due 04/01/2032. . . . . . . . . . . . . . . . .  $   411,742
                                                                 -----------
                                                                   3,275,113
                                                                 -----------
DEPOSITORY INSTITUTIONS (1.1%)
   840,000    Union Planters Bank, National Association,
                6.500%, due 03/15/2008. . . . . . . . . . . . .      846,045
                                                                 -----------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (9.1%)
   535,000    Allied Waste North America, 8.875%,
                due 04/01/2008. . . . . . . . . . . . . . . . .      526,975
   345,000    Avon Energy Partners Holdings, 7.050%,
                due 12/11/2007, (b) Cost - $339,211;
                Acquired - 01/14/2002 . . . . . . . . . . . . .      348,643
   395,000    Calpine Corp., 8.500%,
                due 02/15/2011. . . . . . . . . . . . . . . . .      266,625
   550,000    Cinergy Corp., 6.250%,
                due 09/01/2004. . . . . . . . . . . . . . . . .      559,030
   481,693    East Coast Power LLC, 6.737%,
                due 03/31/2008. . . . . . . . . . . . . . . . .      481,591
   300,000    Energy East Corp., 5.750%,
                due 11/15/2006. . . . . . . . . . . . . . . . .      302,912
   827,438    Mirant Mid-Atlantic LLC, 9.125%,
                due 06/30/2017. . . . . . . . . . . . . . . . .      749,522
   340,000    PSEG Energy Holdings, 8.625%,
                due 02/15/2008. . . . . . . . . . . . . . . . .      330,317
   650,000    PSEG Energy Holdings, 9.125%,
                due 02/10/2004. . . . . . . . . . . . . . . . .      661,735
   750,000    Sempra Energy, Inc., 6.800%,
                due 07/01/2004. . . . . . . . . . . . . . . . .      781,095
    90,000    Tennessee Gas Pipeline, 7.000%,
                due 10/15/2028. . . . . . . . . . . . . . . . .       81,115
 1,105,000    Tennessee Gas Pipeline, 8.375%,
                due 06/15/2032. . . . . . . . . . . . . . . . .    1,145,930
   600,000    TXU Corp., Series J, 6.375%,
                due 06/15/2006. . . . . . . . . . . . . . . . .      617,748
                                                                 -----------
                                                                   6,853,238
                                                                 -----------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT,  EXCEPT COMPUTERS (0.4%)
   175,000    EchoStar Broadband Corp., 10.375%,
                due 10/01/2007. . . . . . . . . . . . . . . . .      168,000
   195,000    Nortel Networks, 6.125%,
                due 02/15/2006. . . . . . . . . . . . . . . . .      112,125
                                                                 -----------
                                                                     280,125
                                                                 -----------
FOOD AND KINDRED PRODUCTS (0.6%)
   265,000    Ahold Finance USA, Inc., 6.875%,
                due 05/01/2029. . . . . . . . . . . . . . . . .      250,144
   170,000    Smithfield Foods, Inc., 8.000%,
                due 10/15/2009. . . . . . . . . . . . . . . . .      173,400
                                                                 -----------
                                                                     423,544
                                                                 -----------
HEALTH SERVICES (1.0%)
   700,000    HEALTHSOUTH Corp., 8.500%,
                due 02/01/2008. . . . . . . . . . . . . . . . .      738,500
                                                                 -----------
HOTELS, OTHER LODGING PLACES (1.2%)
   200,000    Hyatt Equities LLC, 6.875%,
                due 06/15/2007, (b) Cost - $199,526;
                Acquired - 06/12/2002 . . . . . . . . . . . . .      201,071
   550,000    Park Place Entertainment, 8.875%,
                due 09/15/2008. . . . . . . . . . . . . . . . .      568,563
   135,000    Vail Resorts, Inc.,  8.750%,
                due 05/15/2009, (b) Cost - $128,795;
                Acquired 11/16/2001 . . . . . . . . . . . . . .      135,675
                                                                 -----------
                                                                     905,309
                                                                 -----------
INSURANCE CARRIERS (0.9%)
   650,000    RenaissanceRe Holdings, Ltd., 7.000%,
                due 07/15/2008. . . . . . . . . . . . . . . . .      666,669
                                                                 -----------
LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (0.7%)
   375,000    Georgia-Pacific Corp., 7.750%,
                due 11/15/2029. . . . . . . . . . . . . . . . .      311,459
   245,000    Georgia-Pacific Corp., 8.875%,
                due 05/15/2031. . . . . . . . . . . . . . . . .      231,195
                                                                 -----------
                                                                     542,654
MEASURING, ANALYZING, AND CONTROLLING INSTRUMENTS (0.7%)
   520,000    Raytheon Co., 6.300%,
                due 03/15/2005. . . . . . . . . . . . . . . . .      541,891
                                                                 -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES (2.6%)
   565,000    CIT Group, Inc., 7.375%,
                due 04/02/2007. . . . . . . . . . . . . . . . .      565,618
   645,000    CIT Group Holdings, 7.750%,
                due 04/02/2012. . . . . . . . . . . . . . . . .      651,450
 1,080,000    Tyco International Group, 6.875%,
                due 01/15/2029. . . . . . . . . . . . . . . . .      768,539
                                                                 -----------
                                                                   1,985,607
                                                                 -----------
NONDEPOSITORY CREDIT INSTITUTIONS (0.7%)
   500,000    MBNA Corp., 6.250%,
                due 01/17/2007. . . . . . . . . . . . . . . . .      512,216
                                                                 -----------
PAPER AND ALLIED PRODUCTS (0.7%)
   660,000    Abitibi Consolidated, Inc., 7.500%,
                due 04/01/2028. . . . . . . . . . . . . . . . .      564,452
                                                                 -----------
PIPE LINES, EXCEPT NATURAL GAS (1.2%)
   950,000    Dynegy-Roseton Danskamme, 7.670%,
                due 11/08/2016. . . . . . . . . . . . . . . . .      717,844
   265,000    Williams Gas Pipeline Center, 7.375%,
                due 11/15/2006, (b) Cost - $270,091;
                Acquired - 05/01/2002 . . . . . . . . . . . . .      220,785
                                                                 -----------
                                                                     938,629
                                                                 -----------
PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (0.4%)
   315,000    Quebecor Media, Inc., 11.125%,
                due 07/15/2011. . . . . . . . . . . . . . . . .      311,850
                                                                 -----------
REAL ESTATE INVESTMENT TRUSTS (REITS) (2.9%)
   425,000    Corporate Property Investors, Inc., 7.000%,
                due 06/15/2028. . . . . . . . . . . . . . . . .      429,187
   295,000    EOP Operating, LP, 8.375%,
                due 03/15/2006. . . . . . . . . . . . . . . . .      326,283
   300,000    Health Care REIT, Inc., 7.500%,
                due 08/15/2007. . . . . . . . . . . . . . . . .      315,069
   315,000    Host Marriott LP, 9.500%,
                due 01/15/2007, (b) Cost - $315,000;
                Acquired 12/06/2001 . . . . . . . . . . . . . .      319,331

                                      37

--------------------------------------------------------------------------------
CONSECO  BALANCED  FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2002

SHARES OR
PRINCIPAL AMOUNT                                                    VALUE
-------------------------------------------------                -----------

REAL ESTATE INVESTMENT TRUSTS (REITS) (cont.)
$  130,000    ISTAR Financial, Inc., 8.750%,
                due 08/15/2008. . . . . . . . . . . . . . . . .  $   129,073
   365,000    Senior Housing Trust, 8.625%,
                due 01/15/2012. . . . . . . . . . . . . . . . .      377,775
   255,000    Ventas Realty LP/Capital Corp., 9.000%,
                due 05/01/2012, (b) Cost - $255,000;
                Acquired - 04/12/2002 . . . . . . . . . . . . .      262,650
                                                                 -----------
                                                                   2,159,368
                                                                 -----------
REAL ESTATE OPERATORS, AGENTS, MANAGERS (1.4%)
   500,000    Regency Centers, LP, 7.400%,
                due 04/01/2004. . . . . . . . . . . . . . . . .      526,935
   535,000    Regency Centers, LP, 6.750%,
                due 01/15/2012. . . . . . . . . . . . . . . . .      547,963
                                                                 -----------
                                                                   1,074,898
                                                                 -----------
STONE, CLAY, GLASS AND CONCRETE PRODUCTS (0.6%)
   475,000    Owens-Brockway, 8.875%,
                due 02/15/2009, (b) Cost - $475,000;
                Acquired - 01/16/2002 . . . . . . . . . . . . .      477,375
                                                                 -----------
TEXTILE MILL PRODUCTS (0.2%)
   110,000    The William Carter Co., 10.875%,
                due 8/15/2011 . . . . . . . . . . . . . . . . .      121,000
                                                                 -----------
TOBACCO PRODUCTS (0.6%)
   250,000    RJ Reynolds Tobacco Holdings, Inc.,
                7.750%, due 05/15/2006. . . . . . . . . . . . .      269,190
   175,000    Universal Corp., Series B, 7.500%,
                due 01/26/2004. . . . . . . . . . . . . . . . .      184,263
                                                                 -----------
                                                                     453,453
                                                                 -----------
TRANSPORTATION BY AIR (1.3%)
   495,580    Continental Airlines, 7.256%,
                due 03/15/2020. . . . . . . . . . . . . . . . .      498,115
   430,985    Northwest Airlines, 8.072%,
                due 04/01/2021. . . . . . . . . . . . . . . . .      464,051
                                                                 -----------
                                                                     962,166
                                                                 -----------
TRANSPORTATION EQUIPMENT (0.2%)
   215,000    Dana Corp., 7.000%,
                due 03/15/2028. . . . . . . . . . . . . . . . .      158,025
                                                                 -----------
WHOLESALE TRADE - NON-DURABLE GOODS (0.9%)
   450,000    Bergen Brunswig Corp., 7.375%,
                due 01/15/2003. . . . . . . . . . . . . . . . .      451,125
   190,000    Terra Capital, Inc., 12.875%,
                due 10/15/2008. . . . . . . . . . . . . . . . .      195,700
                                                                 -----------
                                                                     646,825
                                                                 -----------
              TOTAL CORPORATE BONDS (cost $28,026,248). . . . .   26,906,663
                                                                 -----------
INTERNATIONAL/YANKEE
            (U.S. $Denominated) (1.5%)
   625,000    PanAmerican Beverage, Inc., 8.125%,
                due 04/01/2003. . . . . . . . . . . . . . . . .      638,488
   500,000    West Frasier Mill, 7.250%,
                due 09/15/2002, (b) Cost - $499,920;
                Acquired - 01/06/1997 . . . . . . . . . . . . .      503,614
                                                                 -----------
              TOTAL INTERNATIONAL/YANKEE (cost $1,133,259). . .    1,142,102
                                                                 -----------
MUNICIPAL BONDS (1.6%)
   300,000    California County, 7.500%,
                due 06/01/2019. . . . . . . . . . . . . . . . .      319,950
   350,000    Mississippi Development Bank,
                Special Obligation, Series 1998,
                8.500%, due 12/01/2018. . . . . . . . . . . . .      330,250
   270,000    Tobacco Settlement Fin. Corp., 5.920%,
                due 06/01/2013. . . . . . . . . . . . . . . . .      269,125
   320,000    Tobacco Settlement Fin. Corp., 6.360%,
                due 05/15/2025. . . . . . . . . . . . . . . . .      323,030
                                                                 -----------
              TOTAL MUNICIPAL BONDS (cost $1,239,086) . . . . .    1,242,355
                                                                 -----------
ASSET-BACKED SECURITIES (1.4%)
   245,847    First Union National Bank Commercial
                Mortgage, 99-C4 A1, 7.184%,
                due 12/15/2031. . . . . . . . . . . . . . . . .      262,967
    68,715    Countrywide Home Loans, Series 2001-11,
                Class A2, 6.500%, due 07/25/2031. . . . . . . .       70,230
   230,000    Residential Asset Securitization Trust,
                6.750%, due 05/25/2032. . . . . . . . . . . . .      236,213
   483,715    Wells Fargo Mortgage Backed Securities
                Trust, Series 2001-17, Class A8,
                6.750%, due 08/25/2031. . . . . . . . . . . . .      495,462
                                                                 -----------
              TOTAL ASSET-BACKED SECURITIES
                (cost $1,031,900) . . . . . . . . . . . . . . .    1,064,872
                                                                 -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (0.4%)
    25,000    U.S. Treasury Bond, 4.875%,
                due 02/15/2012. . . . . . . . . . . . . . . . .       25,102
   255,000    Federal Home Loan Mortgage Corp.,
                #2422CD, 6.000%,
                due 02/01/2032. . . . . . . . . . . . . . . . .      261,061
                                                                 -----------
              TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS (cost $282,600 ). . . . . . . . . .      286,163
                                                                 -----------
TOTAL INVESTMENTS (cost $78,949,624) (97.2%). . . .               73,532,904
                                                                 -----------
OTHER ASSETS, LESS LIABILITIES (2.8%) . . . . .             . .    2,141,511
                                                                 -----------
TOTAL NET ASSETS (100.0%) . . . . . . . . . .             . . .  $75,674,415
                                                                 ===========

-----------------
(a)  Non-income  producing  security.
(b)  Restricted  under  Rule  144A  of  the  Securities  Act  of  1933.

--------------------------------------------------------------------------------
CONSECO  CONVERTIBLE  SECURITIES  FUND

PORTFOLIO  MANAGER  REVIEW

HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  BENCHMARK?

     The Conseco Convertible Securities Fund (Class A with load) returned -13.47% through June 30, 2002.(1) The benchmark, Merrill Lynch Convertible Securities Index, returned -6.06% for the same period.

WHAT  CAUSED  THE  VARIANCE  IN  PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARK?

     The past six-month period has been difficult for the equities market, and particularly unfavorable for technology companies. The S&P 500 Index returned -13.16% and the NASDAQ 100 Index returned -33.33% for the six month period ended June 30, 2002. Convertible bonds, with mostly high yield bond floors, did not escape the negative onslaught. Crisis in confidence led by accounting irregularities, greater focus on valuation of companies rather than anticipation of growth, lack of visibility in earnings growth, and political and terrorist risks have been the driving force for the down market.

     Our overweighted position in the technology sector and underweighted position in the consumer sector represent the two most notable culprits for the under performance of the Fund relative to the benchmark.

WHICH  PORTFOLIO  HOLDINGS  MOST  ENHANCED  THE  FUND'S  PERFORMANCE?

     Financials such as Sovereign Capital Trust and Washington Mutual, Inc. have shown strong performance over the six months ended June 30, 2002. Consumer discretionary companies such as Ford Motor Co. and General Motors Corp. have also been strong performers. Historically we have been generally underweight in the consumer sector, but a modest overweighting in Ford and General Motors offset the deficiency.

     To enhance performance during the first half of 2002, we continued a strategy of maintaining significant positions in defensive companies with strong fundamentals. Verizon Global is one of these companies. We believe the valuation, financial strength and dominant market position of the company to be particularly attractive. Healthcare was also one of the more defensive sectors and we positioned the Fund to be overweight in this sector relative to the Index. We continue to believe that the regulatory environment for healthcare providers is improving and reimbursement levels have stabilized.

     To pursue performance, we also exited or reduced various high-tech names in the Fund in preference of being overweight in cash. This action enabled us to avert significant declines from companies such as DDI Corp. (one of the top 10 holdings at 12/31/01), TranSwitch Corp., Siebel Systems, Inc. and RF Micro Devices, Inc.

WHICH  HOLDINGS  DETRACTED  FROM  PERFORMANCE?

     As mentioned earlier, most of the performance detractors were in the technology sector. Peregrine Systems, Inc., Nortel Networks, Adelphia Communications Corp., Charter Communications Holdings, LLC, Corning, Inc. and Liberty Media Group (PCS) underperformed. We also sold Adelphia several weeks prior to its Chapter 11 bankruptcy action.

WHAT  IS  YOUR  OUTLOOK  FOR  THE  REST  OF  THE  FISCAL  YEAR?

     Looking ahead, confidence in the markets remains a major issue. There appears to be a disconnect between the economic recovery and equity market performance. If further accounting and irregularities or fraud in major corporations surface, consumer confidence will suffer, pulling down consumer spending and hampering the overall economic recovery.

     Excluding unpredictable political and terrorist risk and assuming we are at the peak of accounting irregularities, we generally expect confidence to return over time. Another factor that will impact consumer confidence is the ability of corporations to meet or exceed earnings expectations. We feel we are invested in market sectors that should benefit from an improved investing atmosphere.

     Currently, most existing convertible issues have very high conversion premium. These securities are trading more like debt instruments than equities given the depressed equity valuations. Returning to value with reasonable growth cannot be emphasized more. Such a principle will be applied specifically to our technology holdings and other sectors. Finally, we believe that the consumer sector will remain strong but bruised, as we come out of this economic recovery. Regardless, we will continue focusing on this particular sector of the market.

ROBERT  L.  COOK,  CFA                       HIROUYE  TESHOME
Vice  President                              Senior  Securities  Analyst
Portfolio  Manager                           Portfolio  Manager
Conseco  Capital  Management,  Inc.          Conseco  Capital  Management,  Inc.

Robert Cook, CFA, vice president at Conseco Capital Management, Inc. ("CCM"), and Hirouye Teshome, Senior Securities Analyst, comanage the Fund.

Cook joined CCM in 1994 and has a bachelor's degree in finance from Indiana University. He previously served as a financial analyst at PNC Securities Corp.

Teshome is responsible for trading and analyzing derivatives instruments in CCM's investment process. Hirouye has his BSEE and MSEE from Purdue University and MBA from Indiana University. He is currently a candidate for Level III of the  CFA  program.
--------------------------------------------------------------------------------
     (1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2003. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Convertible Securities Fund is 5.75% for Class A. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. Our benchmark index, the Merrill Lynch Broad Convertible ("MLBC") Index is an unmanaged index considered to be representative of the convertible securities market in general. Investors cannot actually invest in an index.

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report

GROWTH  OF  $10,000


DATE      CONSECO CONVERTIBLE SECURITIES FUND (CLASS A SHARES)   MERRILL LYNCH CONVERTIBLE BOND INDEX
--------  -----------------------------------------------------  -------------------------------------
09/28/98  $                                            9,425.07  $                           10,000.00
09/30/98  $                                            9,321.40  $                            9,791.00
10/31/98  $                                            9,472.20  $                           10,025.00
11/30/98  $                                            9,885.78  $                           10,469.11
12/31/98  $                                           10,465.83  $                           11,085.74
01/31/99  $                                           11,175.99  $                           11,603.45
02/28/99  $                                           10,783.16  $                           11,189.20
03/31/99  $                                           10,958.29  $                           11,669.22
04/30/99  $                                           11,480.24  $                           12,180.33
05/31/99  $                                           11,457.47  $                           12,091.42
06/30/99  $                                           12,212.17  $                           12,554.52
07/30/99  $                                           12,416.15  $                           12,476.68
08/31/99  $                                           12,429.30  $                           12,396.83
09/30/99  $                                           12,403.05  $                           12,497.24
10/31/99  $                                           12,901.31  $                           12,950.89
11/30/99  $                                           13,873.66  $                           13,928.69
12/31/99  $                                           14,665.40  $                           16,001.27
01/31/00  $                                           15,533.75  $                           15,868.46
02/29/00  $                                           17,419.22  $                           17,479.11
03/31/00  $                                           17,157.87  $                           17,099.82
04/30/00  $                                           16,110.69  $                           16,020.82
05/31/00  $                                           15,284.74  $                           15,213.37
06/30/00  $                                           16,549.54  $                           16,120.09
07/31/00  $                                           16,020.65  $                           15,623.59
08/31/00  $                                           16,888.52  $                           16,956.28
09/30/00  $                                           16,127.22  $                           16,498.46
10/31/00  $                                           15,171.87  $                           15,648.79
11/30/00  $                                           12,959.17  $                           13,695.82
12/31/00  $                                           14,143.64  $                           14,129.98
01/31/01  $                                           14,439.58  $                           15,037.12
02/28/01  $                                           13,416.73  $                           13,909.34
03/30/01  $                                           12,650.93  $                           13,279.24
04/30/01  $                                           13,596.21  $                           14,137.08
05/31/01  $                                           13,427.56  $                           14,089.02
06/30/01  $                                           13,016.02  $                           13,915.72
07/31/01  $                                           12,629.33  $                           13,715.34
08/31/01  $                                           12,428.97  $                           13,493.15
09/30/01  $                                           11,341.40  $                           12,648.48
10/31/01  $                                           11,904.88  $                           12,967.22
11/30/01  $                                           12,515.18  $                           13,330.30
12/31/01  $                                           12,550.46  $                           13,574.25
01/31/02  $                                           12,492.22  $                           13,475.15
02/28/02  $                                           11,920.69  $                           13,138.27
03/31/02  $                                           12,506.16  $                           13,606.00
04/30/02  $                                           12,187.55  $                           13,430.48
05/31/02  $                                           12,013.97  $                           13,367.36
06/30/02  $                                           11,526.07  $                           12,752.46

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 6/30/02. Past performance does not guarantee future results.





AVERAGE ANNUAL TOTAL RETURN(1) (AS OF 6/30/02)
                                                 INCEPTION   YEAR-TO-                      SINCE
                                                   DATE       DATE     1 YEAR   5 YEARS  INCEPTION
                                                ---------   ---------  -------  ------  ---------
Convertible Securities Class A . . . . . . . .  9/28/1998     -13.47%  -16.52%  n/a        3.86%
Convertible Securities Class B . . . . . . . .  9/28/1998     -12.86%  -15.94%  n/a        4.35%
Convertible Securities Class C . . . . . . . .  9/28/1998      -9.31%  -12.66%  n/a        5.00%
Convertible Securities Class Y . . . . . . . .  9/28/1998      -7.93%  -10.99%  n/a        6.04%
MLBC Index . . . . . . . . . . . . . . . . . .  9/28/1998      -6.06%   -8.36%  n/a        6.55%

TOP FIVE SECTORS (AS OF 6/30/02)
Business Services. . . . . . . . . . . . . . .       11.6%
Communications by Phone, Television,
   Radio, Cable. . . . . . . . . . . . . . . .        9.7%
Insurance Carriers . . . . . . . . . . . . . .        8.8%
Measuring Instruments, Photo Goods,
   Watches . . . . . . . . . . . . . . . . . .        8.5%
Electronic, Other Electrical Equipment,
   except Computers. . . . . . . . . . . . . .        6.7%

TOP 10 HOLDINGS (AS OF 6/30/02)
Ford Motor Co. Capital Trust II. . . . . . . .        3.3%
Verizon Global . . . . . . . . . . . . . . . .        3.2%
General Motors . . . . . . . . . . . . . . . .        3.1%
Tyco International Group . . . . . . . . . . .        2.7%
Health Management Associates, Inc. . . . . . .        2.7%
Allergan, Inc. . . . . . . . . . . . . . . . .        2.5%
Devon Energy Corp. . . . . . . . . . . . . . .        2.5%
Universal Health Services, Inc.. . . . . . . .        2.5%
First American Corp. . . . . . . . . . . . . .        2.0%
Medtronic, Inc.. . . . . . . . . . . . . . . .        2.0%

--------------------------------------------------------------------------------
CONSECO CONVERTIBLE SECURITIES FUND

SCHEDULE  OF  INVESTMENTS
June  30,  2002


SHARES OR
PRINCIPAL AMOUNT                                                   VALUE
------------------------------------------------------          -----------
COMMON  STOCKS  (0.9%)
ELECTRONIC,  OTHER  ELECTRICAL  EQUIPMENT,
EXCEPT  COMPUTERS  (0.4%)
     1,373    Magna International. . . . . . . . . . . . . . .  $    94,531
                                                                -----------
PIPE LINES, EXCEPT NATURAL GAS (0.5%)
     3,500    Northern Border Partners . . . . . . . . . . . .      125,230
                                                                -----------
              TOTAL COMMON STOCKS (cost $229,245 ) . . . . . .      219,761
                                                                -----------
PREFERRED STOCKS - CONVERTIBLE (10.6%)
DEPOSITORY INSTITUTIONS (3.2%)
     5,000    Sovereign Capital Trust II, 7.500%,
                conv into SVRN common stock. . . . . . . . . .      410,000
     7,500    Washington Mutual, Inc., 5.375%,
                conv into WM common stock. . . . . . . . . . .      398,438
                                                                -----------
                                                                    808,438
                                                                -----------
INSURANCE CARRIERS (1.0%)
    10,500    Travelers Property Casualty,
                4.500%, due 04/15/2032,
                conv into C common stock . . . . . . . . . . .      248,062
                                                                -----------
TRANSPORTATION EQUIPMENT (6.4%)
    15,000    Ford Motor Co. Capital Trust II,
                6.500%, due 01/15/2032,
                conv into F common stock . . . . . . . . . . .      843,750
    30,000    General Motors Corp., 5.250%,
                due 03/06/2032,
                conv into GM common stock. . . . . . . . . . .      788,100
                                                                -----------
                                                                  1,631,850
                                                                -----------
              TOTAL PREFERRED STOCKS - CONVERTIBLE
                (cost $2,436,228). . . . . . . . . . . . . . .    2,688,350
                                                                -----------
CONVERTIBLE BONDS (86.5%)
AUTO REPAIR, SERVICES, PARKING (1.0%)
$  250,000    Pep Boys - Manny Moe Jack, 4.250%,
                due 06/01/2007, conv into PBY
                common stock, (a) Cost - $250,000;
                Acquired - 06/15/2002. . . . . . . . . . . . .      253,125
            Building Construction General Contractors
            and Operative Builders - (0.9%)
   500,000    Masco Corp., 0.000% (b),
                due 07/20/2031, conv into MAS
                common stock . . . . . . . . . . . . . . . . .      215,625
                                                                -----------
BUSINESS SERVICES (11.6%)
   500,000    America Online, Inc., 0.000% (b),
                due 12/06/2019,
                conv into AOL common stock . . . . . . . . . .      256,250
   500,000    BEA Systems, Inc., 4.000%,
                due 12/15/2006, conv into BEAS
                common stock . . . . . . . . . . . . . . . . .      408,125
   375,000    Cendant Corp., 0.000% (b),
                due 05/04/2021, conv into CD
                common stock . . . . . . . . . . . . . . . . .      369,375
   250,000    Cendant Corp., 3.875%, due 11/27/2011,
                conv into CD common stock,
                (a) Cost - $251,565;
                Acquired - 01/29/2002. . . . . . . . . . . . .      246,563
   500,000    Computer Associates International,
                5.000%, due 03/15/2007, conv into CA
                common stock, (a) Cost - $500,000;
                Acquired - 03/13/2002. . . . . . . . . . . . .      501,875
   200,000    Interpublic Group, 0.000% (b),
                due 12/14/2021, conv into IPG
                common stock, (a) Cost - $179,927;
                Acquired - 04/23/2002. . . . . . . . . . . . .      162,000
   250,000    IOS Capital LLC, 5.000%, due 05/01/2007,
                conv into IKN common stock,
                (a) Cost - $254,250;
                Acquired - 05/09/2002. . . . . . . . . . . . .      220,625
   250,000    Omnicom Group, 0.000% (b),
                due 02/07/2031,
                conv into OMC common stock . . . . . . . . . .      238,437
   500,000    Peregrine Systems, Inc., 5.500%,
                due 11/15/2007, conv into PRGN
                common stock, (a) Cost - $686,875;
                Acquired - 01/29/2001. . . . . . . . . . . . .      181,875
   250,000    Symantec Corp., 3.000%, due 11/01/2006,
                conv into STMC common stock,
                (a) Cost - $250,000;
                Acquired - 10/18/2001. . . . . . . . . . . . .      303,438
    50,000    Young & Rubicon, Inc., 3.000%,
                due 01/15/2005,
                conv into WPPLN common stock . . . . . . . . .       47,000
                                                                -----------
                                                                  2,935,563
                                                                -----------
CHEMICALS AND ALLIED PRODUCTS (3.1%)
   250,000    Amgen, Inc., 0.000% (b), due 03/01/2032,
                conv into AMGN common stock,
                (a) Cost - $178,735;
                Acquired - 02/22/2002. . . . . . . . . . . . .      171,250
   500,000    IDEC Pharmaceutical Corp., 0.000% (b),
                due 04/29/2032, conv into IDPH
                common stock, (a) Cost - $297,348;
                Acquired - 4/24/2002 . . . . . . . . . . . . .      259,375
    50,000    IVAX Corp., 5.500%, due 05/15/2007,
                conv into IVX common stock . . . . . . . . . .       40,937
   375,000    King Pharmaceuticals, Inc., 2.750%,
                due 11/15/2021, conv into KG
                common stock, (a) Cost - $365,625;
                Acquired - 02/12/2002. . . . . . . . . . . . .      324,844
                                                                -----------
                                                                    796,406
                                                                -----------
COMMUNICATIONS BY PHONE, TELEVISION,
   RADIO, CABLE (9.7%)
   250,000    American Tower, 5.000%,
                due 02/15/2010, conv into AMT
                 common stock. . . . . . . . . . . . . . . . .      112,188
   250,000    Charter Communications Holdings, LLC,
                5.750%, due 10/15/2005,
                conv into CHTR common stock,
                (a) Cost - $251,250;
                Acquired - 10/25/2000. . . . . . . . . . . . .      130,625
   200,000    Clear Channel Communications, Inc.,
                2.625%, due 04/01/2003, conv into
                CCU common stock . . . . . . . . . . . . . . .      190,000
   250,000    Comcast Corp., 0.000% (b),
                due 12/19/2020,
                conv into CMCSA common stock . . . . . . . . .      190,938

                                      42

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report
SHARES OR
PRINCIPAL AMOUNT                                                   VALUE
------------------------------------------------------          -----------
COMMUNICATIONS BY PHONE, TELEVISION,
   RADIO, CABLE (CONT.)
$  250,000    Cox Communications, Inc., 0.348%,
                due 02/23/2021, conv into COX
                common stock, (a) Cost - $358,369;
                Acquired - 03/27/2001. . . . . . . . . . . . .  $   173,436
   500,000    Extreme Networks, Inc., 3.500%,
                due 12/01/2006, conv into EXTR
                common stock, (a) Cost - $259,375;
                Acquired - 12/04/2001. . . . . . . . . . . . .      419,375
   500,000    Nextel Communications, Inc., 5.250%,
                due 01/15/2010,
                conv into NXTL common stock. . . . . . . . . .      209,375
   250,000    Nextel Communications, Inc., 6.000%,
                due 06/01/2011,
                conv into NXTL common stock. . . . . . . . . .      115,938
   250,000    Spectrasite Holdings, Inc., 6.750%,
                due 11/15/2010,
                conv into SITE common stock. . . . . . . . . .       88,750
 1,500,000    Verizon Global, 0.000% (b),
                due 05/15/2021,
                conv into VZ common stock. . . . . . . . . . .      817,500
                                                                -----------
                                                                  2,448,125
                                                                -----------
COURIER SERVICES, EXCEPT AIR (1.5%)
   375,000    United Parcel Service, Inc., 1.750%,
                due 09/27/2007,
                conv into UPS common stock . . . . . . . . . .      385,781
            Electric, Gas, Water, Cogeneration,
            Sanitary Services (2.6%)
   500,000    AES Corp., 4.500%, due 08/15/2005,
                conv into AES common stock . . . . . . . . . .      293,125
   500,000    Calpine Corp., 4.000%, due 12/26/2006,
                conv into CPN common stock,
                (a) Cost - $513,750;
                Acquired - 12/20/2001. . . . . . . . . . . . .      374,375
                                                                -----------
                                                                    667,500
                                                                -----------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT,
   EXCEPT COMPUTERS (6.3%)
   250,000    Advanced Micro Devices, 4.750%,
                due 02/01/2022, conv into AMD
                common stock, (a) Cost - $226,965;
                Acquired - 2/21/2002 . . . . . . . . . . . . .      196,563
   500,000    Celestica, Inc., 0.000% (b),
                due 08/01/2020,
                conv into CLS common stock . . . . . . . . . .      213,125
   350,000    Echostar Communications, 5.750%,
                due 05/15/2008,
                conv into DISH common stock. . . . . . . . . .      273,436
   250,000    International Rectifier Corp.,  4.250%,
                due 07/15/2007,
                conv into IRF common stock . . . . . . . . . .      209,063
   250,000    LSI Logic, 4.000%, due 11/01/2006,
                conv into LSI common stock,
                (a) Cost - $248,438;
                Acquired - 03/06/2002. . . . . . . . . . . . .      204,063
   375,000    Nortel Networks, 4.250%, due 09/01/2008,
                conv into NT common stock,
                (a) Cost - $452,688;
                Acquired - 09/05/2001 & 11/06/2001 . . . . . .      172,031
   250,000    Nortel Networks, 4.250%, due 09/01/2008,
                conv into NT common stock. . . . . . . . . . .      114,688
   250,000    Phototronics, Inc., 4.750%, due 12/15/2006,
                conv into PLAB common stock,
                (a) Cost - $250,000;
                Acquired - 12/06/2001. . . . . . . . . . . . .      221,875
                                                                -----------
                                                                  1,604,844
                                                                -----------
GENERAL MERCHANDISE STORES (1.6%)
   200,000    Barnes and Noble, 5.250%,
                due 03/15/2009,
                conv into BKS common stock . . . . . . . . . .      211,750
   200,000    JC Penney Co., 5.000%, due 10/15/2008,
                conv into JCP common stock . . . . . . . . . .      200,250
                                                                -----------
                                                                    412,000
                                                                -----------
HEALTH SERVICES (6.2%)
 1,000,000    Health Management Associates, Inc.,
                0.250%, due 08/16/2020,
                conv into HMA common stock,
                (a) Cost - $763,818;
                Acquired - 11/17/2000. . . . . . . . . . . . .      692,500
   250,000    Lifepoint Hospital, 4.500%, due 06/01/2009,
                conv into LPNT common stock,
                (a) Cost - $250,000;
                Acquired - 05/17/2002. . . . . . . . . . . . .      260,000
 1,000,000    Universal Health Services, Inc.,
                0.426%, due 06/23/2020,
                conv into UHS common stock . . . . . . . . . .      621,250
                                                                -----------
                                                                  1,573,750
                                                                -----------
HOME FURNITURE & EQUIPMENT STORE (0.9%)
   250,000    Best Buy Co., Inc., 2.250%, due 01/15/2022,
                conv into BBY common stock,
                (a) Cost - $250,000;
                Acquired - 01/10/2002. . . . . . . . . . . . .      221,875
                                                                -----------
INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (2.5%)
   375,000    Lam Research Corp., 4.000%,
                due 06/01/2006,
                conv into LRCX common stock. . . . . . . . . .      317,344
   500,000    Riverstone Networks, Inc., 3.750%,
                due 12/01/2006, conv into RSTN
                common stock, (a) Cost - $394,718;
                Acquired - 02/26/2002. . . . . . . . . . . . .      326,875
                                                                -----------
                                                                    644,219
                                                                -----------
INSURANCE CARRIERS - (7.8%)
   500,000    First American Corp., 4.500%,
                due 04/15/2008, conv into FAF
                common stock, (a) Cost - $753,125;
                Acquired - 04/19/2001 & 06/15/2001 . . . . . .      513,125
   300,000    Horace Mann Educators, 1.425%,
                due 05/14/2032, conv into HMN
                common stock, (a) Cost - $142,443;
                Acquired - 5/9/2002. . . . . . . . . . . . . .      136,125
   250,000    Ohio Casualty Corp., 5.000%,
                due 03/19/2022, conv into OCAS
                common stock, (a) Cost - $250,000;
                Acquired - 3/13/2002 . . . . . . . . . . . . .      289,063

                                      43

--------------------------------------------------------------------------------
CONSECO CONVERTIBLE SECURITIES FUND

SCHEDULE  OF  INVESTMENTS
June  30,  2002

SHARES OR
PRINCIPAL AMOUNT                                                   VALUE
------------------------------------------------------          -----------
INSURANCE CARRIERS (CONT.)
$  250,000    The PMI Group, Inc., 2.500%,
                due 07/15/2021, conv into PMI
                common stock, (a) Cost - $250,000;
                Acquired - 07/10/2001. . . . . . . . . . . . .  $   276,250
   250,000    Radian Group, Inc., 2.250%, due 01/01/2022,
                conv into RDN common stock,
                (a) Cost - $250,000;  -
                Acquired 01/08/2002. . . . . . . . . . . . . .      267,187
   300,000    XL Capital Ltd., 0.000% (b),
                due 05/23/2021,
                conv into XL common stock. . . . . . . . . . .      188,250
   500,000    Solectron Corp., 0.000% (b),
                due 05/08/2020,
                conv into SLR common stock . . . . . . . . . .      295,000
                                                                -----------
                                                                  1,965,000
                                                                -----------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (8.5%)
   300,000    Agilent Technologies, Inc., 3.000%,
                due 12/01/2021, conv into A common
                stock, (a) Cost - $316,313;
                Acquired 11/20/2001. . . . . . . . . . . . . .      307,875
 1,000,000    Allergan, Inc., 0.000% (b), due 11/01/2020,
                conv into AGN common stock,
                (a) Cost - $613,536;
                Acquired - 10/26/2000. . . . . . . . . . . . .      633,750
   250,000    Baxter International, Inc., 1.250%,
                due 06/01/2021,
                conv into BAX common stock . . . . . . . . . .      249,375
   500,000    FEI Company, 5.500%, due 08/15/2008,
                conv to FEIC common stock,
                (a) Cost - $522,500;
                Acquired - 08/01/2001. . . . . . . . . . . . .      443,750
   500,000    Medtronic, Inc., 1.250%, due 09/15/2021,
                conv into MDT common stock,
                (a) Cost - $525,400;
                Acquired - 01/15/2002. . . . . . . . . . . . .      505,625
                                                                -----------
                                                                  2,140,375
                                                                -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES (3.3%)
   250,000    Tyco International Group, 0.000% (b),
                due 11/17/2020,
                conv into TYC common stock . . . . . . . . . .      144,688
 1,000,000    Tyco International Group, 0.000% (b),
                due 02/12/2021,
                conv into TYC common stock . . . . . . . . . .      695,000
                                                                -----------
                                                                    839,688
                                                                -----------
MOTION PICTURES (1.7%)
   625,000    Liberty Media Group, 4.000%,
                due 11/15/2029, conv into PCS
                common stock, (a) Cost - $625,000;
                Acquired - 11/10/1999. . . . . . . . . . . . .      311,719
   125,000    Liberty Media Group, 3.250%,
                due 03/15/2031, conv into VIA/B
                common stock, (a) Cost - $126,390;
                Acquired - 03/01/2001. . . . . . . . . . . . .      118,750
                                                                -----------
                                                                    430,469
                                                                -----------
NONDEPOSITORY CREDIT INSTITUTIONS (2.5%)
   250,000    Countrywide Credit, 0.000% (b),
                due 02/08/2031,
                conv into CCR common stock . . . . . . . . . .      190,312
   500,000    Elan Finance, 0.000% (b),
                due 12/14/2018,
                conv into ELN common stock . . . . . . . . . .      230,625
   250,000    Household International, Inc., 0.000% (b),
                due 08/02/2021,
                conv into HI common stock. . . . . . . . . . .      207,188
                                                                -----------
                                                                    628,125
                                                                -----------
OIL AND GAS EXTRACTION (5.8%)
   375,000    Anadarko Petroleum Corp., 0.000% (b),
                due 03/07/2020,
                conv into APC common stock . . . . . . . . . .      240,937
   250,000    Kerr-McGee Corp., 5.250%,
                due 02/15/2010,
                conv into KMG common stock . . . . . . . . . .      277,500
   750,000    Nabors Industries, Inc., 0.000% (b),
                due 06/20/2020,
                conv into NBR common stock . . . . . . . . . .      480,000
   500,000    Pride International, Inc. 0.000% (b),
                due 04/24/2018,
                conv into PDE common stock . . . . . . . . . .      236,250
   250,000    Transocean Sedco Forex, Inc., 1.500%,
                due 05/15/2021,
                conv to RIG common stock . . . . . . . . . . .      225,313
                                                                -----------
                                                                  1,460,000
                                                                -----------
PERSONAL SERVICES (2.7%)
   500,000    Res-Care, Inc., 6.000%, due 12/01/2004,
                conv into RSCR common stock. . . . . . . . . .      415,625
   300,000    Service Corp. International, 6.750%,
                due 06/22/2008,
                conv into SRV common stock . . . . . . . . . .      297,000
                                                                -----------
                                                                    712,625
                                                                -----------
PETROLEUM REFINING AND RELATED INDUSTRIES (2.5%)
   625,000    Devon Energy Corp., 4.950%,
                due 08/15/2008,
                conv into CHV common stock . . . . . . . . . .      625,000
                                                                -----------
REAL ESTATE INVESTMENT TRUSTS (REITS) (1.1%)
   250,000    EOP Operating LP,  7.250%,
                due 11/15/2008, conv into EOP
                common stock, (a) Cost - $251,875;
                Acquired - 11/30/2000. . . . . . . . . . . . .      270,625
                                                                -----------
STONE, CLAY, GLASS, CONCRETE PRODUCTS (1.7%)
   625,000    Corning, Inc., 3.500%, due 11/01/2008,
                conv into GLW common stock . . . . . . . . . .      426,562
                                                                -----------
TRANSPORTATION SERVICES (1.0%)
   250,000    Carnival Corp., 2.000%, due 04/15/2021,
                conv into CCL common stock . . . . . . . . . .      255,312
                                                                -----------
              TOTAL CONVERTIBLE BONDS
                (cost $24,674,704) . . . . . . . . . . . . . .   21,912,594
                                                                -----------

                                      44

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report
SHARES OR
PRINCIPAL AMOUNT                                                   VALUE
------------------------------------------------------          -----------
SHORT-TERM INVESTMENTS (0.5%)
$  119,000    Nations Treasury Reserve . . . . . . . . . . . .  $   119,000
                                                                -----------
              TOTAL SHORT-TERM INVESTMENTS
                (cost $119,000). . . . . . . . . . . . . . . .      119,000
                                                                -----------
TOTAL INVESTMENTS (cost $27,459,178) (98.5%) . . .               24,939,705
                                                                -----------
OTHER ASSETS, LESS LIABILITIES (1.5%). . . . . . .                  383,494
                                                                -----------
TOTAL NET ASSETS (100.0%). . . . . . . . . . . . .              $25,323,199
                                                                ===========

-----------------
(a)  Restricted  under  Rule  144A  of  the  Securities  Act  of  1933.
(b)  Zero  Coupon  Bonds  that  make  no  interest  payments.

--------------------------------------------------------------------------------
CONSECO  HIGH  YIELD  FUND

PORTFOLIO  MANAGER  REVIEW

HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  BENCHMARK?

     The Conseco High Yield Fund (Class A with load) returned -10.67% for the six month period ended June 30, 2002.(1) This compares to -5.37% for the Merrill Lynch High Yield Master II Index and -4.30% for the Merrill Lynch High Yield Master I Index.

WHAT  CAUSED  THE  VARIANCE  IN  PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARK?

     The negative performance variance was due to the inclusion of the load in the return calculation. It is important to note that Fund performance is reduced by the inclusion of shareholder expenses, including sales loads and fees. Without these expenses, returns would have been more closely correlated with the respective benchmark.

WHICH  PORTFOLIO  HOLDINGS  MOST  ENHANCED  THE  FUND'S  PERFORMANCE?

     Positive contributions to the Fund were derived from holding securities in the general industrial segment of the market. Crown Cork & Seal Co., Inc., Huntsman ICI Chemicals, U.S. Industries, Inc., Unova, Inc., and Laidlaw, Inc. all made material positive return impacts to the Fund.

WHICH  HOLDINGS  DETRACTED  FROM  PERFORMANCE?

     Fund holdings within the telecommunications and cable sectors most negatively impacted performance during the period. Our holdings in the wireless space including Alamosa Delaware, Inc., Airgate PCS, Inc., Rural Cellular Corp. and Nextel Communications, Inc. negatively impacted performance. The cable sector was also weaker during the first half of the year, resulting in declines in our investments in Cablevision Systems Corp. and Charter Communications, Inc. Additionally, the telecommunications equipment suppliers, Lucent Technologies, Inc. and Nortel Networks, were also weaker during this same period.

WHAT  IS  YOUR  OUTLOOK  FOR  THE  REMAINDER  OF  THE  FISCAL  YEAR?

     The market continues to be driven more by fear than rational fundamental analysis. As a result, it is difficult to determine when investor sentiment will change and securities will begin to trade at levels more consistent with their "fundamentals." Over the next twelve to eighteen months, we are optimistic performance of the overall market may improve. We continue to see value in certain pockets of the market and believe fundamentals will ultimately prevail. As a result, we are opportunistically adding to portfolio holdings where we believe there is a disconnect between the company's fundamentals and current trading levels.

ROBERT  L.  COOK,  CFA                       R.  ANTHONY  JASINSKI,  JR.,  CFA
Vice  President                              Vice  President
Portfolio  Manager                           Portfolio  Manager
Conseco  Capital  Management,  Inc.          Conseco  Capital  Management,  Inc.

Robert Cook, CFA, vice president at Conseco Capital Management, Inc. ("CCM"), and R. Anthony Jasinski, Jr., CFA, vice president at CCM, comanage the Fund, as well as help manage institutional and affiliated high-yield portfolios for CCM.

Cook joined CCM in 1994 and has a bachelor's degree in finance from Indiana University. He previously served as a financial analyst at PNC Securities Corp.

Jasinski oversees high-yield trading and is a comanager on the privately placed high-yield portfolios. He came to CCM in September of 2000 from PPM America where he was a Managing Director and co-head of fixed-income trading. Tony received his B.S. from the University of Michigan and has earned his MBA from Northwestern University's J.L. Kellogg Graduate School of Management.

--------------------------------------------------------------------------------
(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2003. If the expense reimbursements were not in place, the fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco High Yield Fund is 5.75% for Class A. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The Merrill Lynch High Yield ("MLHY") Index is representative of the high-yield arena with the following restrictions:
     Issues must be in the form of publicly placed, nonconvertible, coupon-bearing U.S. domestic debt, and must carry a term to maturity of at least one year; par amounts outstanding must not be less than $10 million at the start and the close of the performance measurement period; and issues must be rated by Standard & Poor's or Moody's as less than investment grade (i.e., BBB or Baa) but not in default (i.e., DDD1 or less). The index excludes floating-rate debt, equipment trust certificates, and Title 11 securities. On January 1, 2002, the benchmark was changed to the MLHY Master II Index from the MLHY Index. The Fund actively invests in, and currently holds, discount notes and preferred securities. The benchmark change was made because the MLHY Index does not include discount notes nor preferred securities, while the MLHY Master II Index includes these securities.

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report

GROWTH  OF  $10,000


DATE      Conseco High Yield Fund (Class A Shares)   ML High Yield Master II Index   MLh High Yield Master I Index
--------  -----------------------------------------  ------------------------------  ------------------------------
01/02/98  $                                9,425.07  $                    10,000.00  $                    10,000.00
01/31/98  $                                9,686.62  $                    10,159.00  $                    10,149.00
02/28/98  $                                9,918.38  $                    10,200.65  $                    10,190.61
03/31/98  $                               10,194.84  $                    10,297.56  $                    10,278.25
04/30/98  $                               10,309.39  $                    10,341.84  $                    10,327.59
05/31/98  $                               10,338.13  $                    10,403.89  $                    10,399.88
06/30/98  $                               10,458.23  $                    10,457.99  $                    10,451.88
07/31/98  $                               10,559.72  $                    10,524.92  $                    10,511.45
08/31/98  $                                9,845.04  $                     9,993.41  $                    10,057.36
09/30/98  $                                9,876.88  $                    10,019.39  $                    10,077.47
10/31/98  $                                9,479.73  $                     9,805.98  $                     9,912.20
11/30/98  $                                9,971.60  $                    10,314.91  $                    10,363.21
12/31/98  $                               10,043.22  $                    10,296.34  $                    10,366.32
01/31/99  $                               10,348.83  $                    10,435.35  $                    10,468.94
02/28/99  $                               10,436.44  $                    10,364.39  $                    10,389.38
03/31/99  $                               10,546.91  $                    10,484.61  $                    10,478.73
04/30/99  $                               10,819.65  $                    10,676.48  $                    10,642.20
05/31/99  $                               10,568.78  $                    10,578.26  $                    10,568.77
06/30/99  $                               10,557.96  $                    10,551.81  $                    10,548.69
07/31/99  $                               10,652.20  $                    10,565.53  $                    10,564.51
08/31/99  $                               10,508.06  $                    10,453.53  $                    10,457.81
09/30/99  $                               10,504.87  $                    10,411.72  $                    10,418.07
10/31/99  $                               10,587.73  $                    10,355.50  $                    10,357.64
11/30/99  $                               10,835.64  $                    10,490.12  $                    10,475.72
12/31/99  $                               10,950.08  $                    10,553.06  $                    10,530.19
01/31/00  $                               10,894.52  $                    10,516.12  $                    10,477.54
02/29/00  $                               11,062.21  $                    10,538.21  $                    10,486.97
03/31/00  $                               10,893.88  $                    10,383.30  $                    10,340.15
04/30/00  $                               10,607.82  $                    10,383.30  $                    10,344.29
05/31/00  $                               10,220.95  $                    10,252.47  $                    10,230.50
06/30/00  $                               10,619.07  $                    10,450.34  $                    10,405.44
07/31/00  $                               10,666.97  $                    10,506.77  $                    10,480.36
08/31/00  $                               10,580.05  $                    10,609.74  $                    10,608.22
09/30/00  $                               10,522.37  $                    10,518.49  $                    10,546.70
10/31/00  $                               10,304.09  $                    10,184.00  $                    10,237.68
11/30/00  $                                9,583.45  $                     9,793.96  $                     9,917.24
12/31/00  $                                9,773.99  $                    10,017.26  $                    10,132.44
01/31/01  $                               10,339.75  $                    10,651.35  $                    10,736.34
02/28/01  $                               10,435.59  $                    10,813.25  $                    10,905.97
03/31/01  $                               10,252.95  $                    10,596.99  $                    10,762.01
04/30/01  $                               10,137.20  $                    10,452.87  $                    10,644.71
05/31/01  $                               10,260.48  $                    10,636.84  $                    10,849.08
06/30/01  $                               10,071.32  $                    10,357.09  $                    10,625.59
07/31/01  $                               10,165.40  $                    10,525.91  $                    10,790.29
08/31/01  $                               10,305.38  $                    10,609.07  $                    10,894.96
09/30/01  $                                9,538.32  $                     9,875.98  $                    10,196.59
10/31/01  $                                9,839.52  $                    10,192.01  $                    10,496.37
11/30/01  $                               10,205.02  $                    10,550.77  $                    10,837.50
12/31/01  $                               10,241.35  $                    10,467.42  $                    10,760.55
01/31/02  $                               10,234.38  $                    10,524.99  $                    10,820.81
02/28/02  $                               10,060.07  $                    10,386.06  $                    10,716.93
03/31/02  $                               10,404.07  $                    10,647.79  $                    10,972.00
04/30/02  $                               10,479.77  $                    10,818.15  $                    11,146.45
05/31/02  $                               10,484.67  $                    10,735.93  $                    11,086.26
06/30/02  $                                9,702.57  $                     9,904.97  $                    10,298.03

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 6/30/02. Past performance does not guarantee future results.




AVERAGE ANNUAL TOTAL RETURN(1) (AS OF 6/30/02)
                                                INCEPTION      YEAR-TO-                       SINCE
                                                   DATE         DATE   1 YEAR    5 YEARS    INCEPTION
                                                ---------     -------  -------   -------    ---------
High Yield Class A . . . . . . . . . . . . . .   1/2/1998     -10.67%  -9.18%      n/a       -0.67%
High Yield Class B . . . . . . . . . . . . . .  2/19/1998      -9.88%  -8.35%      n/a       -1.25%
High Yield Class C . . . . . . . . . . . . . .  2/19/1998      -6.28%  -4.88%      n/a       -0.96%
High Yield Class Y . . . . . . . . . . . . . .   3/2/1998      -4.86%  -3.14%      n/a       -0.02%
MLHY Index . . . . . . . . . . . . . . . . . .   1/2/1998      -4.30%  -3.08%      n/a        0.66%
MLHY Master II Index . . . . . . . . . . . . .   1/2/1998      -5.37%  -4.36%      n/a       -0.22%

TOP FIVE SECTORS (AS OF 6/30/02)
Communications by Phone, Television,
   Radio, Cable. . . . . . . . . . . . . . . .       15.7%
Chemicals and Allied Products. . . . . . . . .        5.4%
Real Estate Investment Trusts (REITS). . . . .        6.0%
Electric, Gas, Water, Cogeneration,
   Sanitary Services . . . . . . . . . . . . .        5.3%
Electronic, Other Electrical Equipment,
except Computers . . . . . . . . . . . . . . .        4.4%

TOP 10 HOLDINGS (AS OF 6/30/02)
Laidlaw, Inc.. . . . . . . . . . . . . . . . .        2.5%
RFS Partnership. . . . . . . . . . . . . . . .        1.5%
Phelps Dodge Corp. . . . . . . . . . . . . . .        1.4%
B&G Foods, Inc.. . . . . . . . . . . . . . . .        1.4%
Rotech Healthcare, Inc.. . . . . . . . . . . .        1.4%
Coinmach Corp. . . . . . . . . . . . . . . . .        1.4%
Georgia Pacific Corp.. . . . . . . . . . . . .        1.3%
Burns Phil . . . . . . . . . . . . . . . . . .        1.3%
Crown Castle International Corp. . . . . . . .        1.3%
Owens-Brockway . . . . . . . . . . . . . . . .        1.3%

--------------------------------------------------------------------------------
CONSECO  HIGH YIELD  FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2002


SHARES OR
PRINCIPAL AMOUNT                                                    VALUE
-------------------------------------------------                -----------
CORPORATE  BONDS  (90.1%)
AGRICULTURAL  SERVICES  (0.4%)
$  500,000  Royster Clark, Inc., 10.250%,
               due 04/01/2009 . . . . . . . . . . . . . .  . .  $   352,500
                                                                ------------
AMUSEMENT AND RECREATION SERVICES (4.4%)
   975,000  Boca Resorts, Inc., 9.875%,
               due 04/15/2009 . . . . . . . . . . . . . . .  .    1,014,000
 1,000,000  Hockey Co./Sport Maska, 11.250%,
               due 04/15/2009, (a) Cost - $988,060;
               Acquired 03/26/2002. . . . . . . . . . . . . . .   1,005,000
   500,000  Premier Parks, Inc., 9.750%,
               due 06/15/2007 . . . . . . . . . . . . . . . . .     515,000
 1,000,000  Six Flags, Inc., 8.875%,
               due 02/01/2010, (a) Cost - $996,440;
               Acquired 02/01/2002. . . . . . . . . . . . . . .   1,000,000
 1,060,000  Trump Atlantic City Associates,
               11.250%, due 05/01/2006 (c). . . . . .  . . . .      802,950
                                                                ------------
                                                                  4,336,950
                                                                ------------
APPAREL AND OTHER FINISHED PRODUCTS (0.9%)
   880,000  Russell Corp., 9.250%,
               due 05/01/2010, (a) Cost - $880,000;
               Acquired 04/11/2002. . . . . . . . . . . . . .       910,800
                                                                ------------
BUSINESS SERVICES (2.5%)
   880,000  Athena Neuro Fin LLC, 7.250%,
               due 02/21/2008 . . . . . . . . . . . . . . . ..      761,365
   880,000  H&E Equipment/Finance, 11.125%,
               due 06/15/2012, (a) Cost - $873,514;
               Acquired 06/03/2002. . . . . . . . . . . . . . .     840,400
   900,000  IPC Acquisition Corp., 11.500%,
               due 12/15/2009, (a) Cost - $945,000;
               Acquired - 12/14/2001. . . . . . . . . . . . . . .   868,500
                                                                ------------
                                                                  2,470,265
                                                                ------------
CABLE AND OTHER PAY TELEVISION STATIONS (0.7%)
 1,500,000  Insight Communications Co., Inc.,
               STEP (b) 0.000%/12.250%,
              due 02/15/2011 . . . . . . . . . . . . . . . . .      652,500
                                                                ------------
CHEMICALS AND ALLIED PRODUCTS (5.4%)
   950,000  Elizabeth Arden, Inc., 11.750%,
               due 02/01/2011 . . . . . . . . . . . . . . .. .      978,500
   470,000  Huntsman ICI Chemicals, 10.125%,
               due 07/01/2009 . . . . . . . . . . . . . . . .       423,000
   470,000  Huntsman ICI Chemicals, 0.000% (d),
              due 12/31/2009 . . . . . . . . . . . . . . .. .       115,150
   700,000  Lyondell Chemical Co., 10.875%,
               due 05/01/2009 . . . . . . . . . . . . . . . .       623,000
   710,000  Lyondell Chemical Co., 11.125%,
               due 07/15/2012 . . . . . . . . . . . . . . . . .     708,225
 1,000,000  Millennium America, Inc., 7.625%,
               due 11/15/2026 . . . . . . . . . . . .. . . . .      825,000
 1,040,000  Polyone Corp., 8.875%,
               due 05/01/2012 . . . . . . . . . .  . . . . . .    1,074,802
   825,000  Witco Corp., 6.875%,
               due 02/01/2026 . . . . . . . . . . . . . . . ..      629,654
                                                                ------------
                                                                  5,377,331
                                                                ------------
COMMUNICATIONS BY PHONE, TELEVISION,
RADIO, CABLE (12.3%)
 1,310,000  AirGate PCS, Inc., STEP (b)
               0.000%/13.500%, due 10/01/2009 . . . . . . . ..      268,550
 1,070,000  Allegiance Telecom, Inc., STEP (b)
               0.000%/11.750%, due 02/15/2008 . . . . . . . .       123,050
 1,100,000  American Tower, 5.000%,
               due 02/15/2010 . . . . . . . . . . . . . . . . .     493,625
   880,000  Block Communications, Inc., 9.250%,
               due 04/15/2009, (a) Cost - $880,000;
               Acquired 04/11/2002. . . . . . . . . . . . . .       884,400
   500,000  Charter Communications Holdings, LLC,
               8.625%, due 04/01/2009 . . . . . . . . . . . . .     337,500
   880,000  Charter Communications Holdings, LLC,
               STEP (b) 0.000%/11.750%,
               due 01/15/2010 . . . . . . . . . . . . . . . . .     400,400
   660,000  Crown Castle International Corp.,
               9.375%, due 08/01/2011 . . . . . . . . . . . ..      419,100
 1,100,000  EchoStar DBS Corp., 9.375%,
               due 02/01/2009 . . . . . . . . . . . . .  . . .    1,023,000
 1,130,000  Fairpoint Communications, 12.500%,
               due 05/01/2010 . . . . . . . . . . . . .. . . .    1,079,150
   705,000  Intermedia Communications, 8.600%,
               due 06/01/2008 . . . . . . . . . . . . . . . . .     215,025
 1,050,000  Liberty Media Group, 8.250%,
               due 02/01/2030 . . . . . . . . . . . . . . .  .      981,152
 1,325,000  Madison River Capital, LLC, 13.250%,
               due 03/01/2010 . . . . . . . . . . . . . . . . .   1,066,625
 1,875,000  Nextel Communications, Inc., STEP (b)
               0.000%/9.950%, due 02/15/2008. . . . . . . . . . .   904,688
   990,000  Nextlink Communications, 10.750%,
               due 11/15/2008 . . . . . . . . . . . . . . . . . .    29,700
 1,000,000  Spectasite Holdings, STEP (b)
               0.000%/11.250%, 04/15/2009 . . . . . . . . . . . .   265,000
 1,600,000  Spectasite Holdings, STEP (b)
               0.000%/11.250%, 03/15/2010 . . . . . .  . . . .      392,000
 1,000,000  Sprint Capital Corp., 6.875%,
               due 11/15/2028 . . . . . . . . . . .  . . . . .      627,325
 1,339,000  TeleCorp PCS, Inc., STEP (b)
               0.000%/11.625%, due 04/15/2009 . . . . . . . .     1,024,335
   499,000  TeleCorp PCS, Inc., 10.625%,
               due 07/15/2010 . . . . . . . . . . . . . . .  .      469,060
 1,320,000  US West Capital Funding, 6.875%,
               due 07/15/2028 . . . . . . . . . . . . . . .  .      679,800
 1,410,000  Worldcom, Inc., 6.400%,
               due 08/15/2005 (c) . . . . . . . . . . . . .  .      218,550
 1,880,000  Worldcom, Inc., 6.950%,
               due 08/15/2028 (c) . . . . . . . . . . . . .. .      291,400
                                                                ------------
                                                                 12,193,435
                                                                ------------
 EATING AND DRINKING PLACES (2.0%)
   925,000  Advantica Restaurant Group, 11.250%,
               due 01/15/2008 . . . . . . . . . . . .  . . . .      727,281
 1,135,000  Avado Brands, Inc., 11.750%,
               due 06/15/2009 (c) . . . . . . . . . . . . . .       153,225
 1,065,000  Yum! Brands, Inc., 7.700%,
               due 07/01/2012 . . . . . . . . . . . . . . . .     1,070,325
                                                                ------------
                                                                  1,950,831
                                                                ------------

                                      48

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report
SHARES OR
PRINCIPAL AMOUNT                                                    VALUE
-------------------------------------------------                -----------
ELECTRIC, GAS, WATER, COGENERATION,
   SANITARY SERVICES (5.3%)
$  940,000  AES Corp, 8.750%, due 06/15/2008 . . . . . . . . .  $   606,300
 1,080,000  Allied Waste Industries, 7.400%,
               due 09/15/2035 . . . . . . . . . . . . . . . . .     852,438
   670,000  Allied Waste North America, 7.875%,
               due 01/01/2009 . . . . . . . . . . . . . . . . .     646,550
 1,100,000  Calpine Corp., 8.750%, due 07/15/2007. . . . . . .      775,500
   250,000  GNI Group, Inc., 10.875%,
               due 07/15/2005 (c) . . . . . . . . . . . . . . .       6,250
   650,000  Mission Energy Holding Co., 13.500%,
               due 07/15/2008 . . . . . . . . . .  . . . . . .      656,500
   865,000  Tennessee Gas Pipeline, 7.000%,
               due 10/15/2028 . . . . . . . .. . . . . . . . .      779,610
   990,000  Western Resources, Inc., 8.500%,
               due 07/01/2022 . . . . . . . . . . .. . . . . .      923,730
                                                                ------------
                                                                  5,246,878
                                                                ------------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT,
   EXCEPT COMPUTERS (4.4%)
   700,000  Advanced Lighting Techs, 8.000%,
               due 03/15/2008 . . . . . . . . . . .  . . . . .      441,000
 1,000,000  Alamosa Delaware, Inc., 13.625%,
               due 08/15/2011 . . . . . . . . . . . . . .  . .      305,000
   870,000  Alamosa PCS Holdings, Inc., STEP (b)
               0.000%/12.875%, due 02/15/2010 . . . . . .  . .      134,850
   655,000  Juno Lighting, Inc., 11.875%,
               due 07/01/2009 . . . . . . . . . . . . .  . . .      677,925
 1,325,000  Lucent Technologies, Inc., 6.450%,
               due 03/15/2029 . . . . . . . . . . . . .. . . .      689,000
 1,305,000  Nortel Networks, 6.125%,
               due 02/15/2006 . . . . . . . . . . . . . .  . .      750,375
   880,000  Nortel Networks, 6.875%,
               due 09/01/2023 . . . . . . . . . . . .  . . . .      444,400
 1,030,000  U.S. Industries, Inc., 7.125%,
               due 10/15/2003 . . . . . . . . . . .  . . . . .      921,850
                                                                ------------
                                                                  4,364,400
                                                                ------------
FABRICATED METAL PRODUCTS, EXCEPT
   MACHINERY AND TRANSPORTATION EQUIPMENT (1.4%)
 1,000,000  Crown Cork & Seal Co., Inc., 7.375%,
               due 12/15/2026 . . . . . . . . . .  . . . . . .      590,000
 1,140,000  Park-Ohio Industries, Inc., 9.250%,
               due 12/01/2007 . . . . . . .  . . . . . . . . .      780,900
                                                                ------------
                                                                  1,370,900
                                                                ------------
FOOD AND KINDRED PRODUCTS (3.4%)
 1,320,000  B&G Foods, Inc., 9.625%,
               due 08/01/2007, (a) Cost - $1,303,632;
               Acquired 03/04/2002. . . . . . . . . . . . .  .    1,359,600
 1,320,000  Burns Philip Cap Pty Ltd., 9.750%,
               due 07/15/2012, (a) Cost - $1,320,000;
               Acquired 06/14/2002. . . . . . . . . . . .. . .    1,313,400
   930,000  Eagle Family Foods Co., 8.750%,
               due 01/15/2008 . . . . . . . . . . . .  . . . .      711,450
                                                                ------------
                                                                  3,384,450
                                                                ------------
HEALTH SERVICES (1.7%)
   195,000  HEALTHSOUTH Corp., 10.750%,
               due 10/01/2008 . . . . . . . . . . . .  . . . .      216,450
   490,000  Hudson Respiratory Care, Inc., 9.125%,
               due 04/15/2008 . . . . . . . . . . . .  . . . .      247,450
 1,130,000  Iasis Healthcare Corp., 13.000%,
               due 10/15/2009 . . . . . . . . . . . . . .. . .    1,192,150
                                                                ------------
                                                                  1,656,050
                                                                ------------
HOTELS, OTHER LODGING PLACES (3.1%)
 1,000,000  Park Place Entertainment Corp., 8.875%,
               due 09/15/2008 . . . . . . . . . . . . . . .. .    1,033,750
   875,000  Vail Resorts, Inc., 8.750%,
               due 05/15/2009 . . . . . . . . . . . . . . .  .      879,375
   200,000  Vail Resorts, Inc., 8.750%,
               due 05/15/2009, (a) Cost - $191,337;
               Acquired 11/16/2001. . . . . . . . . . . . . . . .   201,000
   945,000  Venetian Casino, 11.000%,
               due 06/15/2010, (a) Cost - $945,000;
               Acquired 05/22/2002. . . . . . . . . . . . . . .     955,631
                                                                ------------
                                                                  3,069,756
                                                                ------------
INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTER EQUIPMENT (3.0%)
 1,650,000  Cummins Engine, Inc., 5.650%,
               due 03/01/2098 . . . . . . . . . . . .  . . . .    1,038,632
 4,750,000  Dictaphone Corp., 11.750%,
               due 08/01/2005 (c) . . . . . . . . . . . . . . .     332,500
 1,505,000  Soletron Corp., 0.000% (d),
               due 05/08/2020 . . . . . . . . . . . . . . .  .      887,950
 1,000,000  Unova, Inc., 7.000%, due 03/15/2008. . . . . . . .      750,000
                                                                ------------
                                                                  3,009,082
                                                                ------------
INSURANCE CARRIERS (1.4%)
 1,320,000  Rotech Healthcare, Inc., 9.500%,
               due 04/01/2012, (a) Cost - $1,320,000;
               Acquired 03/15/2002. . . . . . . . . . .. . . .    1,353,000
                                                                ------------
LEATHER AND LEATHER PRODUCTS (0.9%)
 1,175,000  Samsonite Corp., 10.750%,
               due 06/15/2008 . . . . . . . . . . . . . .. . .      951,750
                                                                ------------
LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (1.3%)
 1,585,000  Georgia-Pacific Corp., 7.750%,
               due 11/15/2029 . . . . . . . . . . . .  . . . .    1,316,432
                                                                ------------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (2.0%)
   830,000  Hanger Orthopedic Group, 10.375%,
               due 02/15/2009, (a) Cost - $830,000;
               Acquired 02/08/2002. . . . . . . . . . . .. . .      867,350
 1,095,000  Universal Hospital Services, Inc., 10.250%,
               due 03/01/2008 . . . . . . . . . . . . .. . . .    1,100,475
                                                                ------------
                                                                  1,967,825
                                                                ------------
METAL MINING (2.1%)
   700,000  Great Central Mining, Inc., 8.875%,
               due 04/01/2008 . . . . . . . . . . .. . . . . .      718,375
 1,320,000  Phelps Dodge Corp., 9.500%,
               due 06/01/2031 . . . . . . . . . . . . .. . . .    1,360,325
                                                                  2,078,700
MISCELLANEOUS MANUFACTURING INDUSTRIES (1.4%)
 1,490,000  Tyco International Group, 6.875%,
               due 01/15/2029 . . . . . . . . . . . . . . . ..    1,060,299
   440,000  Tyco International Ltd., 6.375%,
               due 10/15/2011 . . . . . . .  . . . . . . . . .      337,476
                                                                ------------
                                                                  1,397,775
                                                                ------------

                                      49

--------------------------------------------------------------------------------
CONSECO  HIGH YIELD  FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002

SHARES OR
PRINCIPAL AMOUNT                                                    VALUE
-------------------------------------------------                -----------
NON-DEPOSITORY CREDIT INSTITUTIONS (0.5%)
$  705,000  Fairfax Financial Holdings, 7.375%,
               due 04/15/2018 . . . . . . . . . . . . .  . . .  $   464,554
                                                                ------------
PAPER AND ALLIED PRODUCTS (1.6%)
   880,000  Abitibi Consolidated, Inc., 7.500%,
               due 04/01/2028 . . . . . . . . . . . . . .  . .      752,603
   940,000  Buckeye Technologies, Inc., 8.500%,
               due 12/15/2005 . . . . . . . . . . . . .  . . .      850,700
                                                                ------------
                                                                  1,603,303
                                                                ------------
PERSONAL SERVICES (3.4%)
 1,320,000  Coinmach Corp., 9.000%,
               due 02/01/2010, (a) Cost - $1,320,000;
               Acquired 01/17/2002. . . . . . . . . . . . .  .    1,346,400
   830,000  Res-Care, Inc., 10.625%,
               due 11/15/2008 . . . . . . . . . . . . . . . . . .   771,900
   470,000  Service Corp. International, 6.500%,
               due 03/15/2008 . . . . . . . . . . . . . . . . .     420,650
   970,000  Service Corp. International, 6.000%,
               due 12/15/2005 . . . . . . . . . . . . . . . . .     892,400
                                                                ------------
                                                                  3,431,350
                                                                ------------
PIPELINES - NATURAL GAS AND PETROLEUM (2.2%)
   705,000  Dynegy Holdings, Inc., 6.750%,
               due 12/15/2005 . . . . . . . . . . . . . . . ..      536,258
   880,000  Dynegy Holdings, Inc., 7.150%,
               due 05/15/2018 . . . . . . . . . . . . . . . .       560,086
 1,050,000  Osprey Trust, 8.310%, due 01/15/2003,
               (a) Cost - $235,000;
               Acquired - 11/21/2001 & 11/28/2001 (c) . . . ..      217,875
   880,000  Transcontinental Gas Pipelines, 6.125%,
               due 01/15/2005 . . . . . . . . . . . . .. . . .      839,468
                                                                ------------
                                                                  2,153,687
                                                                ------------
PRIMARY METAL INDUSTRIES (1.9%)
   800,000  Host Marriott LP, 9.500%,
               due 01/15/2007, (a) Cost - $800,000;
               Acquisition - 12/06/2001 . . . . . . . . . . ..      811,000
   780,000  Kaiser Aluminum Corp., 12.750%,
               due 02/01/2003 . . . . . . . . . . . . . .. . .      144,300
   925,000  NS Group, Inc., 13.500%,
               due 07/15/2003 . . . . . . . . . . . . . . . .       933,094
                                                                ------------
                                                                  1,888,394
                                                                ------------
PRINTING, PUBLISHING, & ALLIED (1.7%)
   675,000  Mail-Well, Inc., 9.625%,
               due 03/15/2012, (a) Cost - $678,000;
               Acquired 03/08/2002. . . . . . . . . . . . . . . .   681,750
 1,050,000  Quebecor Medica, Inc., 11.125%,
               due 07/15/2011 . . . . . . . . . . . . . .  . .    1,039,500
                                                                ------------
                                                                  1,721,250
                                                                ------------
RAILROAD TRANSPORTATION (0.7%)
   795,000  TFM SA DE CV, STEP (b)
               0.000%/11.750%, due 06/15/2009 . . . . . .. . .      749,288
                                                                ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (6.0%)
 1,125,000  ISTAR Financial, Inc., 8.750%,
               due 08/15/2008 . . . . . . . . . . . . . .  . .    1,116,978
   400,000  JDN Realty Corp., 6.800%,
               due 04/01/2004 . . . . . . . . . . . . .. . . .      374,209
   875,000  JDN Realty Corp., 6.950%,
               due 08/01/2007 . . . . . . . . . . . . . .  . .      760,983
 1,470,000  RFS Partnership, 9.750%,
               due 03/01/2012, (a) Cost - $1,470,000;
               Acquired 02/21/2002. . . . . . . . . . . . .  .    1,492,050
 1,050,000  Senior Housing Trust, 8.625%,
               due 01/15/2012 . . . . . . . . . . . . . . . .     1,086,750
 1,040,000  Ventas Realty LP/Capital Corp., 9.000%,
               due 05/01/2012, (a) Cost - $1,040,000;
               Acquired 04/12/2002. . . . . . . . . . . . . ..    1,071,200
                                                                ------------
                                                                  5,902,170
                                                                ------------
STONE, CLAY, GLASS, AND CONCRETE PRODUCTS (1.3%)
 1,250,000  Owens-Brockway, 8.875%,
               due 02/15/2009, (a) Cost - $1,250,000;
               Acquired 01/16/2002. . . . . . . . . . . . . .     1,256,250
                                                                ------------
TEXTILE MILE PRODUCTS (1.0%)
   905,000  The William Carter Co., 10.875%,
               due 08/15/2011, (a) Cost - $898,240;
               Acquired - 08/08/2001. . . . . . . . . . . . . .     995,500
                                                                ------------
TRANSIT & PASSENGER TRANSPORTATION (2.5%)
 4,000,000  Laidlaw, Inc., 7.650%,
               due 05/15/2006 (c) . . . . . . . . . . . . .  .    2,500,000
                                                                ------------
TRANSPORTATION BY AIR (2.5%)
 1,125,000  Amtran, Inc., 10.500%,
               due 08/01/2004 . . . . . . . . . . . . . . .  .      815,625
      0.19  Continental Airlines, Inc., 6.748%,
               due 03/15/2017 . . . . . . . . . . . . . .. . .            0
   865,000  Delta Air Lines, 8.300%,
               due 12/15/2029 . . . . . . . . . . . . . .  . .      691,093
 1,420,000  US Airways, Inc., 9.820%,
               due 01/01/2013 . . . . . . . . . . . . . . . .       952,060
                                                                ------------
                                                                  2,458,778
                                                                ------------
TRANSPORTATION EQUIPMENT (0.9%)
 1,280,000  Dana Corp, 7.000%, due 03/01/2029. . . . . . . . .      940,800
                                                                ------------
TRANSPORTATION SERVICES (1.2%)
 1,410,000  P & O Princess Cruises, 7.875%,
               due 06/01/2027 . . . . . . . . . . . . . . .. .    1,216,813
WHOLESALE TRADE - DURABLE GOODS (0.8%)
 1,065,000  Remington Product Co., LLC, 11.000%,
               due 05/15/2006 . . . . . . . . . . . . . .  . .      820,050
WHOLESALE TRADE - NON-DURABLE GOODS (1.9%)
 1,000,000  DIMON, Inc., 9.625%,
               due 10/15/2011, (a) Cost - $1,000,000;
               Acquired - 10/25/2001. . . . . . . . . . .. . .    1,052,500
   800,000  Terra Capital, Inc., 12.875%,
               due 10/15/2008 . . . . . . . . . . . . . .. . .      824,000
                                                                ------------
                                                                  1,876,500
                                                                ------------
            TOTAL CORPORATE BONDS
               (cost $101,943,917). . . . . . . . . .. . . . .   89,390,297
                                                                ------------

                                      50

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report
SHARES OR
PRINCIPAL AMOUNT                                                    VALUE
-------------------------------------------------                -----------
INTERNATIONAL/YANKEE
   (U.S. $DENOMINATED) (4.0%)
$  810,000  Alliance Atlantis Communications, Inc.,
               13.000%, due 12/15/2009. . . . . . . . .. . . .  $   895,050
 1,025,000  CanWest Media, Inc., 10.625%,
               due 05/15/2011 . . . . . . . . . . . . . . .  .    1,025,000
 1,760,000  Celestica, Inc., 0.000% (d),
               due 08/01/2020 . . . . . . . . . . . . . . .. .      750,200
 1,475,000  Charter Communications, Inc., 11.125%,
               due 01/15/2011 . . . . . . . . . . . .  . . . .    1,025,125
   875,000  Murrin Murrin Holdings Property, 9.375%,
               due 08/31/2007 (c) . . . . . . . . . . .. . . .      240,625
                                                                ------------
            Total international/yankee
               (cost $4,804,328). . . . . . . . . . . . .  . .    3,936,000
                                                                ------------
PREFERRED STOCKS (3.4%)
COMMUNICATIONS BY PHONE, TELEVISION,
   RADIO, CABLE (3.4%)
         9  Broadwing Communications,
               Series B, 12.500%. . . . . . . . . . . . . .  .        1,395
    18,578  CSC Holdings, Inc., 11.125%,
               Series M . . . . . . . . . . . . . . . . .. . .    1,193,636
     2,556  Crown Castle International Corp. . . . . . . . . .    1,278,216
         1  Intermedia Communications, Inc.,
               Series B, 13.500%. . . . . . . .. . . . . . . .           56
     1,939  Nextel Communications, Inc.,
               Series D, PIK (b), 13.000% . . . . . . . .. . .      567,167
    0.1722  Nextel Communications, Inc.,
               Series D, PIK (b), 11.125% . . . . .. . . . . .           43
     1,488  Rural Cellular Corp.,
               Series B, PIK (b), 11.375% . . . . . . .. . . .      286,353
                                                                ------------
                                                                  3,326,866
                                                                ------------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (0.0%)
      0.37  River Holding Corp., Series B. . . . . . . . . . .            4
                                                                ------------
            TOTAL PREFERRED STOCK (COST $6,169,246). . . . . .    3,326,870
                                                                ------------
SHORT-TERM INVESTMENTS  (3.1%)
 3,302,000  Nations Treasury Reserve . . . . . . . . . . . . .    3,170,000
                                                                ------------
            TOTAL SHORT-TERM INVESTMENTS
               (cost $3,170,000). . . . . . . . . . . . . .. .    3,170,000
                                                                ------------
TOTAL INVESTMENTS (COST $116,087,491) (100.6%) . .               99,823,167
                                                                ------------
LIABILITIES, LESS OTHER ASSETS (-0.6%) . . . . . .                 (644,447)
                                                                ------------
TOTAL NET ASSETS (100.0%). . . . . . . . . . . . .              $99,178,720
                                                                ============

-----------------
     (a)  Restricted  under  Rule  144A  of  the  Securities  Act  of  1933.
     (b)  PIK  -  Payment  In  Kind.
          STEP - Bonds where the coupon increases or steps up at a predetermined rate.
     (c)  Security  in  default.
     (d)  Zero  Coupon  Bonds  that  make  no  interest  payments.

--------------------------------------------------------------------------------
CONSECO  FIXED  INCOME  FUND

PORTFOLIO  MANAGER  REVIEW

HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  BENCHMARK?

     The Fixed Income Fund (Class A with load) returned -3.97% for the six months ending June 30, 2002.(1) Over the same period, the benchmark index, the Lehman Brothers Aggregate Bond Index returned 3.80%.

WHAT  CAUSED  THE  FUND  TO  LAG  ITS  BENCHMARK?

Our overweight to corporate bonds - specifically our exposure to the telecom, utility and cable/media sectors - negatively impacted the performance for the second quarter. While we previously owned WorldCom, Inc., we swapped out of WorldCom into Qwest Communications, Inc. in May, believing that valuation and prospects for Qwest were more favorable. WorldCom's recent downgrade to "junk" status altered the risk profile of the credit sufficiently to warrant a sale of the security. Unfortunately, the cloud surrounding the admission of fraud at WorldCom also affected Sprint Capital Corp. and AT&T Wireless Services, Inc., two of our major telecom investments, forcing prices substantially lower.

WHAT  PORTFOLIO  HOLDINGS  MOST  ENHANCED  THE  FUND'S  PERFORMANCE?

     On a positive note in the credit sectors, Tyco International Group was successful in selling CIT Group Holdings to the public in an initial public offering, which resulted in an upgrade of CIT's debt. While Moody's downgraded Tyco's debt two weeks prior to the sale of CIT, the proceeds of over $4 billion will be used to pay down debt of Tyco and reduce its debt-to-capital ratio to 39% by September 30. Still, the cloud of accounting irregularities hangs over Tyco keeping bond prices depressed and the credit rating agencies from restoring investment-grade status in the near term.

     Once again, the structured securities sectors provided some of the best returns in the fixed-income markets as investors fled to the safety of AAA rated bonds. Commercial mortgage-backed securities, in particular, performed very well as investors sought out incremental yield without taking on credit risk. While we do not believe the returns in the structured securities sector are sustainable, we are reluctant to reduce the position given volatility elsewhere in the market.

WHICH  HOLDINGS  DETRACTED  FROM  PERFORMANCE?

     The WorldCom fraud cast doubt on other companies with large capital expenditures. Every company's valuation in the telecom and cable/media sectors widened as a result. Prices of our holdings in AOL Time Warner, Inc., Comcast Cable Communications and Dynegy-Roseton Danskamme declined significantly. Dynegy-Roseton Danskamme project debt was downgraded by Moody's after the company released a $2 billion deleveraging plan, underscoring the short leash that rating agencies hold. We continue to hold our investment in these securities, believing that the recent price deterioration is an overreaction to the WorldCom scandal.

WHAT  IS  YOUR  OUTLOOK  FOR  THE  REST  OF  THE  FISCAL  YEAR?

     At CCM, our investment style is to invest in those securities that, through our research, we believe are undervalued. We tend to overweight corporate bonds, given our focus on proprietary research, and the long-term propensity of the credit sector to outperform all other sectors. With the corporate bond sector providing some of the worst returns for the bond market over the past three quarters, our style has been challenged over this recent period. Similar to the year 2000, as corporate bonds underperformed the general market, this is a market that will ultimately reward patience. Therefore, we will not deviate from our investment strategy.

GREGORY  J.  HAHN,  CFA                              MICHAEL  D.  RICHMAN
Chief  Investment  Officer                           Assisted  Vice  President
Portfolio  Manager                                   Portfolio  Manager
Conseco  Capital                                     Conseco  Capital
Management,  Inc.                                    Management,  Inc.

Gregory J. Hahn, CFA, is the coportfolio manager for this Fund, as well as $2 billion in institutional fixed-income accounts.

Michael D. Richman also helps to manage this Fund. At CCM, Richman is responsible for the portfolio management of a group of CCM fixed-income products, as well as co-chairman of CCM's Portfolio Management Group. He is currently a candidate for level III of the CFA program.
--------------------------------------------------------------------------------
(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2003. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Fixed Income Fund is 5.00% for Class A. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The Lehman Brothers Aggregate Bond ("LBA") Index is an unmanaged index considered to be representative of the bond market in general.

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report

GROWTH  OF  $10,000



DATE      Conseco Fixed Income Fund (Class A Shares)   Lehman Brothers Aggregate Bond Index
--------  -------------------------------------------  -------------------------------------
01/02/97  $                                  9,496.68  $                           10,000.00
01/31/97  $                                  9,572.65  $                           10,031.00
02/28/97  $                                  9,610.75  $                           10,056.08
03/31/97  $                                  9,515.03  $                            9,944.46
04/30/97  $                                  9,582.37  $                           10,093.62
05/31/97  $                                  9,688.84  $                           10,189.51
06/30/97  $                                  9,820.17  $                           10,310.77
07/31/97  $                                 10,088.61  $                           10,589.16
08/31/97  $                                  9,990.47  $                           10,499.15
09/30/97  $                                 10,133.48  $                           10,653.49
10/31/97  $                                 10,252.23  $                           10,807.96
11/30/97  $                                 10,295.03  $                           10,857.68
12/31/97  $                                 10,320.02  $                           10,967.34
01/30/98  $                                 10,455.51  $                           11,107.72
02/28/98  $                                 10,473.94  $                           11,098.84
03/31/98  $                                 10,554.20  $                           11,136.57
04/30/98  $                                 10,616.22  $                           11,194.48
05/31/98  $                                 10,720.20  $                           11,300.83
06/30/98  $                                 10,782.83  $                           11,396.89
07/31/98  $                                 10,814.29  $                           11,420.82
08/31/98  $                                 10,877.54  $                           11,606.98
09/30/98  $                                 11,004.63  $                           11,878.58
10/31/98  $                                 10,924.81  $                           11,815.63
11/30/98  $                                 11,058.43  $                           11,882.98
12/31/98  $                                 11,101.38  $                           11,918.63
01/31/99  $                                 11,220.98  $                           12,003.25
02/28/99  $                                 11,044.15  $                           11,793.19
03/31/99  $                                 11,126.33  $                           11,858.05
04/30/99  $                                 11,160.44  $                           11,896.00
05/31/99  $                                 11,039.34  $                           11,791.31
06/30/99  $                                 10,979.31  $                           11,753.58
07/31/99  $                                 10,979.76  $                           11,704.22
08/31/99  $                                 10,949.00  $                           11,698.37
09/30/99  $                                 11,032.30  $                           11,834.07
10/31/99  $                                 11,063.63  $                           11,877.85
11/30/99  $                                 11,099.67  $                           11,876.66
12/31/99  $                                 11,071.04  $                           11,819.66
01/31/00  $                                 11,040.89  $                           11,780.65
02/29/00  $                                 11,160.75  $                           11,923.20
03/31/00  $                                 11,293.98  $                           12,080.58
04/30/00  $                                 11,254.90  $                           12,045.55
05/31/00  $                                 11,190.41  $                           12,039.53
06/30/00  $                                 11,466.74  $                           12,289.95
07/31/00  $                                 11,584.62  $                           12,401.79
08/31/00  $                                 11,762.80  $                           12,581.61
09/30/00  $                                 11,842.73  $                           12,660.88
10/31/00  $                                 11,880.95  $                           12,744.44
11/30/00  $                                 12,026.52  $                           12,953.45
12/31/00  $                                 12,211.25  $                           13,194.38
01/31/01  $                                 12,460.71  $                           13,409.45
02/28/01  $                                 12,578.21  $                           13,526.11
03/31/01  $                                 12,650.96  $                           13,593.74
04/30/01  $                                 12,707.47  $                           13,536.65
05/31/01  $                                 12,849.78  $                           13,617.87
06/30/01  $                                 12,891.08  $                           13,669.62
07/31/01  $                                 13,191.22  $                           13,975.82
08/31/01  $                                 13,349.23  $                           14,136.54
09/30/01  $                                 13,351.01  $                           14,300.52
10/31/01  $                                 13,590.76  $                           14,599.40
11/30/01  $                                 13,389.02  $                           14,397.93
12/31/01  $                                 13,269.61  $                           14,305.79
01/31/02  $                                 13,362.94  $                           14,421.66
02/28/02  $                                 13,431.98  $                           14,561.55
03/31/02  $                                 13,303.89  $                           14,319.83
04/30/02  $                                 13,454.04  $                           14,597.64
05/31/02  $                                 13,549.84  $                           14,721.72
06/30/02  $                                 13,409.32  $                           14,849.79

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 6/30/02. Past performance does not guarantee future results.



AVERAGE ANNUAL TOTAL RETURN(1) (AS OF 6/30/02)
                                                INCEPTION      YEAR-TO-                       SINCE
                                                   DATE . .     DATE    1 YEAR    5 YEARS   INCEPTION
                                                ---------    --------   -------   --------  ----------
Fixed Income Class A . . . . . . . . . . . . .   1/2/1997      -3.97%    -1.21%     5.34%      5.48%
Fixed Income Class B . . . . . . . . . . . . .  3/20/1998      -4.08%    -1.43%      n/a       4.97%
Fixed Income Class C . . . . . . . . . . . . .   3/5/1998      -0.16%     2.57%      n/a       5.66%
Fixed Income Class Y . . . . . . . . . . . . .   1/2/1997       1.31%     4.53%     7.04%      7.09%
LBA Index. . . . . . . . . . . . . . . . . . .   1/2/1997       3.80%     8.63%     7.57%      7.45%

TOP FIVE SECTORS (AS OF 6/30/02)
U.S. Government and Agency Obligations . . . .       22.4%
Electric, Gas, Water, Cogeneration,
   Sanitary Services . . . . . . . . . . . . .       13.9%
Communications by Phone, Television,
   Radio, Cable. . . . . . . . . . . . . . . .       10.2%
Asset-Backed Securities. . . . . . . . . . . .        8.0%
Real Estate Investment Trusts (REITS). . . . .        6.8%

TOP 10 HOLDINGS (AS OF 6/30/02)
Federal Home Loan Mortgage Corp., #062676. . .        5.0%
Federal Home Loan Mortgage Corp., #C01361. . .        3.1%
Federal Home Loan Mortgage Corp., #C60697. . .        2.6%
Federal Home Loan Mortgage Corp., #50964 . . .        1.6%
Federal Home Loan Mortgage Corp., #C01210. . .        1.5%
Tennessee Gas Pipeline . . . . . . . . . . . .        1.4%
Union Planters Bank, National Association. . .        1.1%
Bank of Hawaii . . . . . . . . . . . . . . . .        1.1%
AOL Time Warner, Inc.. . . . . . . . . . . . .        1.1%
Tyco International Group . . . . . . . . . . .        1.0%

--------------------------------------------------------------------------------
CONSECO FIXED INCOME  FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2002


SHARES OR
PRINCIPAL AMOUNT                                                    VALUE
-------------------------------------------------                -----------

CORPORATE BONDS (57.4%)
BUSINESS SEVICES (1.8%)
$2,185,000  AOL Time Warner, Inc., 7.700%,
               due 05/01/2032. . . . . . . . . . . . . .  . . .  $  1,943,523
   435,000  Cendant Corp., 7.750%,
               due 12/01/2003. . . . . . . . . . . . . . . .. .       446,803
   875,000  Cendant Corp., 6.875%,
               due 08/15/2006. . . . . . . . . . .. . . . . . .       880,809
                                                                 -------------
                                                                    3,271,135
                                                                 -------------
CHEMICALS AND ALLIED PRODUCTS (1.1%)
   365,000  Lyondell Chemical Co., Series A, 9.625%,
               due 05/01/2007. . . . . . . . . . . . . . . .. .       349,488
   530,000  Millennium America, Inc., 7.625%,
               due 11/15/2026. . . . . . . . . . . . . .. . . .       437,250
   340,000  Polyone Corp., 8.875%,
               due 05/01/2012. . . . . . . . . . . . . . .  . .       351,377
   890,000  Union Carbide Corp., 6.250%,
               due 06/15/2003. . . . . . . . . . . . . .  . . .       909,892
                                                                 -------------
                                                                    2,048,007
                                                                 -------------
COMMUNICATIONS BY PHONE, TELEVISION,
   RADIO, CABLE (10.2%)
   250,000  AT&T Wireless Services, Inc., 7.875%,
               due 03/01/2011. . . . . . . . . . . .. . . . . .       202,288
 1,795,000  AT&T Wireless Services, Inc., 8.125%,
               due 05/01/2012. . . . . . . . . . . . .. . . . .     1,466,463
   865,000  AT&T Wireless Services, Inc., 8.750%,
               due 03/01/2031. . . . . . .  . . . . . . . . . .       669,760
   480,000  BellSouth Corp., 6.875%,
               due 10/15/2031. . . . . . . . . . . . .  . . . .       477,236
   334,000  Chancellor Media CCU, 8.000%,
               due 11/01/2008. . . . . . . . . . .  . . . . . .       331,495
   500,000  Charter Communications Holdings, LLC,
               10.750%, due 10/01/2009 . . . . . . .  . . . . .       353,750
   890,000  Clear Channel Communications, Inc.,
               6.000%, due 11/01/2006. . . . . . . . . . .. . .       875,481
   191,000  Clear Channel Communications, Inc.,
               6.625%, due 06/15/2008. . . . . . . . . . . .. .       190,425
 2,005,000  Comcast Cable Communications,
               6.750%, due 01/30/2011. . . . . . . . .  . . . .     1,793,641
   475,000  Crown Castle International Corp.,
               9.375%, due 08/01/2011. . . . . . . . . . . .  .       301,625
 1,000,000  Deutsche Telekom International
               Finance, Inc., 7.750%,
               due 06/15/2005. . . . . . . . . . . . . .. . . .     1,023,948
   285,000  France Telecom, 8.750%,
               due 06/01/2006. . . . . . . . . . . . .  . . . .       285,000
   200,000  Insight Midwest LLP, 10.500%,
               due 11/01/2010. . . . . . . . . . .. . . . . . .       188,000
   400,000  Nextel Communications, Inc., 9.375%,
               due 11/15/2009. . . . . . . . .. . . . . . . . .       204,000
 1,000,000  Qwest Capital Funding Inc., 7.500%,
               due 11/01/2008. . . . . . . .. . . . . . . . . .       610,000
 1,025,000  Qwest Corp., 8.875%,
               due 03/15/2012, (a) Cost -
               1,008,600; Acquired - 3/07/2002. . . . .  . . .       917,375
 1,000,000  Sprint Capital Corp., 7.900%,
               due 03/15/2005, (a) Cost - $999,210;
               Acquired - 3/08/2002. . . . . . .  . . . . . . .       862,060
   320,000  Sprint Capital Corp., 6.000%,
               due 01/15/2007. . . . . . . . . . . .. . . . . .       249,554
   770,000  Sprint Capital Corp., 6.875%,
               due 11/15/2028. . . . . . . . . . . . .. . . . .       483,041
   760,000  Sprint Capital Corp., 6.900%,
               due 05/01/2019. . . . . . . . . . . . .  . . . .       508,546
   480,000  Sprint Capital Corp., 8.750%,
               due 03/15/2032. . . . . . . . . . . . . .  . . .       361,755
 1,785,000  Sprint Capital Corp., 8.750%,
               due 03/15/2032, (a) Cost - $1,785,000;
               Acquired - 03/08/2002, 04/22/2002,
               04/24/2002, 05/1/2002, 05/2/2002. . . . . . .  .     1,345,278
   312,000  TeleCorp PCS, Inc., 10.625%,
               due 07/15/2010. . . . . . . . . . . .. . . . . .       293,280
 1,460,000  Telus Corp, 8.000%, due 06/01/2011. . . . . . . . .     1,215,304
 1,595,000  US West Capital Funding, 6.875%,
               due 07/15/2025. . . . . . . . . . . . .  . . . .       821,425
 1,115,000  Verizon Wireless, Inc., 5.375%,
               due 12/15/2006, (a) Cost - $1,090,702;
               Acquired - 02/26/2002, 03/15/2002 . . . . . .. .     1,041,443
   570,000  Verizon New York, Inc., 6.875%,
               due 04/01/2012. . . . . . . . . . . . . . . . . .      568,320
 1,115,000  Verizon New York, Inc., 7.375%,
               due 04/01/2032. . . . . . . . . . . . . . .  . .     1,055,384
                                                                 -------------
                                                                   18,695,877
                                                                 -------------
DEPOSITORY INSTITUTIONS (3.3%)
 1,925,000  Bank of Hawaii, 6.875%,
               due 06/01/2003. . . . . . . . . . . . . . . . ..     1,984,404
   260,000  Citigroup, Inc., 6.625%,
               due 06/15/2032. . . . . . . . . . . . . .. . . .       252,165
   785,000  Petrobras International Finance Co.,
               9.125%, due 02/01/2007,
               (a) Cost - $783,744; Acquired - 1/29/2002 . . ..       614,263
   600,000  Petroleos Mexicanos, 6.500%,
               due 02/01/2005, (a) Cost - $598,230;
               Acquired - 08/15/2001 . . . . . . . . . . . . . .      609,000
   685,000  Popular North America, Inc., 6.125%,
               due 10/15/2006. . . . . . . . . . . . . . . .. .       702,939
 1,975,000  Union Planters Bank, National
               Association, 6.500%, due 03/15/2008 . . . . . ..     1,989,211
                                                                 -------------
                                                                    6,151,982
                                                                 -------------
EATING AND DRINKING PLACES (0.5%)
   875,000  Yum! Brands, Inc., 7.700%,
               due 07/01/2012. . . . . . . . . . . . .  . . . .       879,375
                                                                 -------------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (13.9%)
   800,000  Allegheny Energy Supply, 7.800%,
               due 03/15/2011. . . . . . . . . . .  . . . . . .       819,354
   140,000  Allied Waste North America, 8.875%,
               due 04/01/2008. . . . . . . . . . . . . .. . . .       137,900
   800,000  Amerenenergy Generating, Series C,
               7.750%, due 11/01/2005. . . . . . . . . .. . . .       860,505
   745,000  Avon Energy Partners Holdings, 7.050%,
               due 12/11/2007, (a) Cost - $732,499;
               Acquired - 01/14/2002 . . . . . . . . . . .. . .       752,867
   935,000  Calpine Corp., 8.500%,
               due 02/15/2011. . . . . . . .. . . . . . . . . .       631,125

                                      54

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report
SHARES OR
PRINCIPAL AMOUNT                                                    VALUE
-------------------------------------------------                -----------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (cont.)
$  315,000  Cilcorp, Inc., 8.700%,
               due 10/15/2009. . . . . . . . . .  . . . . . . .      $342,383
 1,345,000  Cinergy Corp., 6.250%,
               due 09/01/2004. . . . . . . . . . . . .  . . . .     1,367,084
   500,000  Detroit Edison Co., 5.050%,
               due 10/01/2005. . . . . . . . . . .. . . . . . .       508,423
   885,000  Duke Energy Field Services, 5.750%,
               due 11/15/2006. . . . . . . . . . . . . . . . ..       880,554
   123,511  East Coast Power LLC, 6.737%,
               due 03/31/2008. . . . . . . . . . . . . .  . . .       123,485
   936,000  East Coast Power LLC, 7.536%,
               due 06/30/2017. . . . . . . . . . . . . . .  . .       859,818
   645,000  Energy East Corp., 5.750%,
               due 11/15/2006. . . . . . . . . . . . .  . . . .       651,260
   550,000  Illinova Corp., 7.125%,
               due 02/01/2004. . . . . . . . . . . . . . .. . .       552,231
   800,000  Kinder Morgan, Inc., 8.350%,
               due 09/15/2022. . . . . . . . . . .  . . . . . .       836,932
   650,000  Kansas City Power & Light, 7.125%,
               due 12/15/2005. . . . . . . . . . . . .  . . . .       692,577
   745,000  Niagara Mohawk Power Co., 5.375%,
               due 10/01/2004. . . . . . . . . . . . . .  . . .       760,446
 1,250,000  Niagara Mohawk Power Co., Series G,
               7.750%, due 10/01/2008. . . . . . . . . .  . . .     1,405,001
   915,000  Northern Border Partners, 7.100%,
               due 03/15/2011. . . . . . . . . . .  . . . . . .       908,730
 1,600,000  NRG Energy, Inc., 8.000%,
               due 11/01/2003. . . . . . . . . . . . . .  . . .     1,328,459
   400,000  Pinnacle Partners, 8.830%,
               due 08/15/2004, (a) Cost - $400,000;
               Acquired - 08/02/2000 . . . . . . . . . .. . . .       406,369
   900,000  Pinnacle West Capital Corp., 6.400%,
               due 04/01/2006. . . . . . . . . . .. . . . . . .       926,490
 1,250,000  PSEG Energy Holdings, 9.125%,
               due 02/10/2004. . . . . . . . . . . . .. . . . .     1,272,568
   720,000  PSEG Energy Holdings, 8.625%,
               due 02/15/2008. . . . . . . . . . .  . . . . . .       699,494
   350,000  PSI Energy, Inc., 6.650%,
               due 06/15/2006. . . . . . . . .  . . . . . . . .       358,091
   825,000  Sempra Energy, Inc., 6.950%,
               due 12/01/2005. . . . . . . . . . . .. . . . . .       861,799
   737,985  Southern Energy Inc., 9.125%,
               due 06/30/2017. . . . . . . . . . . . . .. . . .       668,493
   225,000  Southern Natural Gas Co., 7.350%,
               due 02/15/2031. . . . . . . . . . . . .  . . . .       206,517
 1,040,000  Southwestern Public Service Co.,
               Series B, 5.125%, due 11/01/2006. . . . . .  . .     1,035,146
   295,000  Tennessee Gas Pipeline, 7.000%,
               due 10/15/2028. . . . . . . . . . . . . . .  . .       265,878
 2,425,000  Tennessee Gas Pipeline, 8.375%,
               due 06/15/2032. . . . . . . . . . . . .  . . . .     2,514,823
   300,000  Texas Eastern Transmissions LP, 7.000%,
               due 07/15/2032. . . . . . . . . .. . . . . . . .       302,214
 1,125,000  TXU Corp., Series J, 6.375%,
               due 06/15/2006. . . . . . . . . . . . .. . . . .     1,158,278
   525,000  USA Waste Services, Inc., 7.125%,
               due 10/01/2007. . . . .  . . . . . . . . . . . .       547,523
                                                                 -------------
                                                                   25,642,817
                                                                 -------------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT,  EXCEPT COMPUTERS (0.2%)
   175,000  EchoStar Broadband Corp., 10.375%,
               due 10/01/2007. . . . . . . . . . .. . . . . . .       168,000
   455,000  Nortel Networks, 6.125%,
               due 02/15/2006. . . . . . . . . . .. . . . . . .       261,625
                                                                  -------------
                                                                      429,625
                                                                 -------------
FOOD AND KINDRED PRODUCTS (0.6%)
   655,000  Ahold Finance USA, Inc., 6.875%,
               due 05/01/2029. . . . . . . . . . . .  . . . . .       618,281
   395,000  Smithfield Foods, Inc., 8.000%,
               due 10/15/2009. . . . . . . . . . .  . . . . . .       402,900
                                                                 -------------
                                                                    1,021,181
                                                                 -------------
HEALTH SERVICES (0.5%)
   625,000  HCA, Inc., 8.750%, due 09/01/2010 . . . . . . . . .       706,339
   275,000  HEALTHSOUTH Corp., 8.500%,
               due 02/01/2008. . . . . . . . . . . . . . . .  .       290,125
                                                                 -------------
                                                                      996,464
                                                                 -------------
HOTELS, OTHER LODGING PLACES (0.6%)
   495,000  Hyatt Equities LLC, 6.875%,
               due 06/15/2007, (a) Cost - $493,827;
               Acquired - 6/12/2002. . . . . . . . . . . . . .        497,651
   350,000  Park Place Entertainment, 8.875%,
               due 09/15/2008. . . . . . . . . . . .  . . . . .       361,812
   310,000  Vail Resorts, Inc., 8.750%,
               due 05/15/2009, (a) Cost - $295,902;
               Acquired - 11/16/2001 . . . . . . . . . . .  . .       311,550
                                                                 -------------
                                                                    1,171,013
                                                                 -------------
INDUSTRIAL, COMMERCIAL MACHINERY,
   COMPUTER EQUIPMENT (0.2%)
   570,000  Solectron Corp., 0.00% (b),
               due 05/08/2020. . . . . . . . . . .. . . . . . .       336,300
                                                                 -------------
INSURANCE CARRIERS (2.2%)
   715,000  CNA Financial Corp., 6.500%,
               due 04/15/2005. . . . . . . . . .  . . . . . . .       690,036
   850,000  Florida Windstrorm, Series MBIA,
               6.850%, due 08/25/2007. . . . . . . .  . . . . .       921,843
 1,375,000  Protective Life US Funding Trust, 5.875%,
               due 08/15/2006, (a) Cost - $1,379,165;
               Acquired - 08/06/2001 & 08/28/2001. . . .  . . .     1,424,783
 1,000,000  RenaissanceRe Holdings, Ltd., 7.000%,
               due 07/15/2008. . . . . . . . . . . . . . .  . .     1,025,645
                                                                 -------------
                                                                    4,062,307
                                                                 -------------
LUMBER AND WOOD PRODUCTS (1.2%)
 1,920,000  Georgia-Pacific Corp., 7.750%,
               due 11/15/2029. . . . . . . . . . .  . . . . . .     1,594,669
   595,000  Georgia-Pacific Corp., 8.875%,
               due 05/15/2031. . . . . . . . . . . . . .. . . .       561,475
                                                                 -------------
                                                                    2,156,144
                                                                 -------------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (1.1%)
 1,115,000  Steers Credit Backed 2002-F1, 8.500%,
               due 03/01/2007, (a) Cost - $1,114,643;
               Acquired - 01/31/2002 . . . . . . . . . . . . . .    1,102,624
   925,000  Universal Hospital Services, Inc., 10.250%,
               due 03/01/2008. . . . . . . . . . . . . . . .. .       929,625
                                                                 -------------
                                                                    2,032,249
                                                                 -------------

                                      55

--------------------------------------------------------------------------------
CONSECO FIXED INCOME  FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2002

SHARES OR
PRINCIPAL AMOUNT                                                    VALUE
-------------------------------------------------                -----------
METAL MINING (0.2%)
$  390,000  Phelps Dodge Corp., 9.500%,
               due 06/01/2031. . . . . . . . . . . . . . .. . .  $    401,914
                                                                 -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (2.0%)
   940,000  CIT Group Inc., 7.375%,
               due 04/02/2007. . . . . . . . . . . . .. . . . .       941,028
   900,000  CIT Group Holdings, 7.750%,
               due 04/02/2012. . . . . . . . . . . . . . . .. .       909,000
 2,625,000  Tyco International Group, 6.875%, 1/15/2029 . . . .     1,867,976
                                                                 -------------
                                                                    3,718,004
                                                                 -------------
NON-DEPOSITORY CREDIT INSTITUTIONS (1.9%)
 1,330,000  Gemstone Investors Ltd., 7.710%,
               due 10/31/2004, (a) Cost - $1,335,581;
               Acquired - 10/25/2001
               & 04/17/2002. . . . . . . . . . . . . . .. . . .     1,296,953
 1,160,000  Household Finance Corp., 7.000%,
               due 05/15/2012. . . . . . . .  . . . . . . . . .     1,155,481
 1,085,000  MBNA Corp., 6.250%,
               due 01/17/2007. . . . . . . . . . . . . . . .. .     1,111,509
                                                                 -------------
                                                                    3,563,943
                                                                 -------------
PAPER AND ALLIED PRODUCTS (0.4%)
   905,000  Abitibi Consolidated, Inc., 7.500%,
               due 04/01/2028. . . . . . . . . . . .. . . . . .       773,984
                                                                 -------------
PERSONAL SERVICES (0.5%)
   850,000  Service Corp. International, 6.000%,
               due 12/15/2005. . . . . . . . . . . .. . . . . .       782,000
    80,000  Stewart Enterprises, 10.750%,
               due 07/01/2008. . . . . . .. . . . . . . . . . .        88,800
                                                                 -------------
                                                                      870,800
                                                                 -------------
PIPE LINES, EXCEPT NATURAL GAS (2.3%)
 2,105,000  Dynegy-Roseton Danskamme, 7.670%,
               due 11/08/2016. . . . . . . . . . . . . .  . . .     1,590,591
 1,380,000  Northern Border Pipeline, 6.250%,
               due 05/01/2007, (a) Cost -
               1,379,351; Acquired - 04/23/2002 . . . . . ..  .     1,411,790
   760,000  Transcontinental Gas Pipelines, 6.125%,
               due 01/15/2005. . . . . . . . . . . . . . .. . .       724,995
   545,000  Williams Gas Pipeline Center, 7.375%,
               due 11/15/2006, (a) Cost - $555,179;
               Acquired - 5/01/2002. . . . . . . . . . . . . ..       454,067
                                                                 -------------
                                                                    4,181,443
                                                                 -------------
PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (1.4%)
   175,000  Mail-Well, Inc., 9.625%,
               due 03/15/2012, (a) Cost - $175,000;
               Acquired - 3/08/2002. . . . . . . . . . . .. . .       176,750
 1,460,000  News American Holdings, 9.250%,
               due 02/01/2013. . . . . . . . . . . . . . . .. .     1,684,109
   725,000  Quebecor Media, Inc., 11.125%,
               due 07/15/2011. . . . . . . . . . . . . . .. . .       717,750
                                                                 -------------
                                                                    2,578,609
                                                                 -------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (6.8%)
   685,000  Avalon Bay Communities, Inc.,
               6.800%, due 07/15/2006. . . . . . . . . . . .. .       716,560
 1,250,000  Corporate Property Investors, Inc.,
               6.750%, due 06/15/2005. . . . . . . .. . . . . .     1,313,293
 1,250,000  Duke Realty Corp., 7.375%,
               due 09/22/2005. . . . . . . . . . . . . . . .  .     1,357,153
   690,000  EOP Operating, LP, 8.375%,
               due 03/15/2006. . . . . . . . . .  . . . . . . .       763,170
   455,000  ERP Operating, LP, 7.100%,
               due 06/23/2004. . . . . . . . . . . . . .. . . .       479,117
 1,040,000  Health Care REIT, Inc., 7.500%,
               due 08/15/2007. . . . . . . . . . . . . . . . ..     1,092,239
   770,000  Host Marriott LP, 9.500%,
               due 01/15/2007, (a) Cost - $770,000;
               Acquired - 12/06/2001 . . . . . . . . . . .  . .       780,588
   350,000  ISTAR Financial, Inc., 8.750%,
               due 08/15/2008. . . . . . . . . . . . . . .  . .       347,504
   590,000  JDN Realty Corp., 6.800%,
               due 04/01/2004. . . . . . . . . . . . . . . . ..       551,959
   500,000  Liberty Property, 6.970%,
               due 12/11/2003. . . . . . . . . . . . . . . .. .       517,701
   975,000  New Plan Excel Realty, 5.875%,
               due 06/15/2007. . . . . . . . . . . . . .. . . .       983,380
   950,000  Post Apartment Homes, 6.850%,
               due 03/16/2015. . . . . . . . . . . . . .. . . .       979,969
 1,100,000  Reckson Operating Partnership,
               7.400%, due 03/15/2004. . . . . . . .. . . . . .     1,150,719
   895,000  Senior Housing Trust, 8.625%,
               due 01/15/2012. . . . . . . . . . . . .  . . . .       926,325
   610,000  Ventas Realty LP/Capital Corp., 9.000%,
               due 05/01/2012, (a) Cost - $610,000;
               Acquired - 4/12/2002. . . . . . . . . . .. . . .       628,300
                                                                 -------------
                                                                   12,587,977
                                                                 -------------
REAL ESTATE OPERATORS, AGENTS, MANAGERS (0.6%)
   250,000  Regency Centers, LP, 7.400%,
               due 04/01/2004. . . . . . . . . . . . . . .  . .       263,467
   860,000  Regency Centers, LP, 6.750%,
               due 01/15/2012. . . . . . . . . . . .  . . . . .       880,838
                                                                 -------------
                                                                    1,144,305
                                                                 -------------
TEXTILE MILL PRODUCTS (0.2%)
   380,000  The William Carter Co., 10.875%,
               due 08/15/2011. . . . . . . . . . . . . .. . . .       418,000
                                                                 -------------
TOBACCO PRODUCTS (0.9%)
   600,000  Philip Morris Companies, Inc., 7.200%,
               due 02/01/2007. . . . . . . . . . . . .  . . . .       650,705
   605,000  RJ Reynolds Tobacco Holdings, Inc.,
               7.750%, due 05/15/2006. . . . . . .. . . . . . .       651,440
   350,000  Universal Corp., Series B, 7.500%,
               due 01/26/2004. . . . . . . . . . . . . .. . . .       368,525
                                                                 -------------
                                                                    1,670,670
                                                                 -------------
TRANSPORTATION BY AIR (1.3%)
 1,163,728  Continental Airlines, 7.256%,
               due 03/15/2020. . . . . . . . . . . . . . . . ..     1,169,680
 1,053,518  Northwest Airlines, 8.072%,
               due 04/01/2021. . . . . . . . . . . . . . .  . .     1,134,347
                                                                 -------------
                                                                    2,304,027
                                                                 -------------

                                      56

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report
SHARES OR
PRINCIPAL AMOUNT                                                    VALUE
-------------------------------------------------                -----------
TRANSPORTATION EQUIPMENT (0.4%)
$  400,000  Dana Corp., 7.000%,
               due 03/15/2028. . . . . . . . . . . .. . . . . .  $    444,675
   310,000  Ford Motor Co., 7.450%,
               due 07/16/2031. . . . . . . . . . . .. . . . . .       289,379
                                                                 -------------
                                                                      734,054
                                                                 -------------
WHOLESALE TRADE - NON-DURABLE GOODS (1.0%)
   700,000  Bergen Brunswig Corp.,
               7.375%, due 01/15/2003. . . . . . . . . . .  . .       701,750
   900,000  DIMON, Inc., 9.625%,
               due 10/15/2011. . . . . . . . . . . . . .. . . .       947,250
   215,000  Terra Capital, Inc., 12.875%,
               due 10/15/2008. . . . . . . . . . . . . . . . ..       221,450
                                                                 -------------
                                                                    1,870,450
                                                                 -------------
            Total corporate bonds
               (cost $109,236,311) . . . . . . . . . . .  . . .   105,712,656
                                                                 -------------
INTERNATIONAL/YANKEE
   (U.S. $DENOMINATED) (1.0%)
   375,000  Murrin Murrin Holdings Property,
               9.375%, due 08/31/2007 (c). . . . . . . . . . ..       103,125
 1,000,000  PanAmerican Beverage, Inc., 8.125%,
               due 04/01/2003. . . . . . . . . . . .  . . . . .     1,021,580
   700,000  West Fraser Mill, 7.250%,
               due 09/15/2002, (a) Cost - $698,653;
               Acquired - 01/06/1997 & 04/30/1997. . . . . . ..       705,059
                                                                 -------------
            Total international/yankee
               (cost $2,025,543) . . . . . . . . . . . . .. . .     1,829,764
                                                                 -------------
MUNICIPAL BONDS (3.8%)
   190,000  Alaska Industrial Development
               & Export Authority Lease Revenue,
               6.375%, due 05/01/2003. . . . . . . . . . .. . .       194,689
 1,065,000  Azusa Pacific University California,
               Revenue, 7.250%, due 04/01/2009 . . . . . . .. .     1,170,605
   610,000  Broward County, FL Pro Sports,
               8.110%, due 09/01/2028. . . . . . . . . . . .. .       655,494
   730,000  California County, 7.500%,
               due 06/01/2019. . . . . . . . . . . . . .  . . .       778,545
   325,000  Decatur Texas Hospital Authority
               Hospital, Revenue, 7.750%,
               due 09/01/2009. . . . . . . . . . . . . .. . . .       327,249
   595,000  Duarte California Certificate of
               Participation, 6.250%,
               due 04/01/2005. . . . . . . . . . . . . . . .  .       619,056
   198,500  Fort Worth Texas, Higher Education,
               Finance Corp., Revenue, 7.500%,
               due 10/01/2006. . . . . . . . . . . . .  . . . .       199,760
   300,000  Mississippi Development Special Revenue,
               8.500%, due 12/01/2018. . . . . .. . . . . . . .       283,071
   680,000  Reeves County Texas Certificate of
               Participation, 7.250%,
               due 06/01/2011. . . . . . . . . . . .  . . . . .       702,841
   575,000  Sisters of Providence Obligated Group,
               Revenue, 7.470%, due 10/01/2007 . . . . . . .  .       634,731
   615,000  Tobacco Settlement Fin. Corp.,
               5.920%, due 06/01/2013. . . . . . . . . . .  . .       613,007
   735,000  Tobacco Settlement Fin. Corp., 6.360%,
               due 05/15/2025. . . . . . . . .  . . . . . . . .       741,960
                                                                 -------------
            Total municipal bonds
               (cost $6,675,683) . . . . . . . . . .  . . . . .     6,921,008
                                                                 -------------
ASSET-BACKED SECURITIES (8.0%)
   685,000  Centex Home Equity, 98-C1, A2,
               6.538%, due 06/15/2031. . . . . . . .  . . . . .       723,849
   920,000  Capital One Auto Finance Trust,
               2001-B A4, 4.880%, 09/16/2008 . . .  . . . . . .       942,344
   640,000  Capital One Auto Finance Trust,
               2422 CD, 6.000%, 02/01/2032 . .. . . . . . . . .       655,211
 1,450,000  Capital One Auto Finance Trust,
               2412 PQ, 6.500%, 03/01/2032 . . . .  . . . . . .     1,503,570
 1,000,000  Centex Home Equity, 2001-C A4,
               5.390%, due 02/25/2030. . . . . . . . . . . .. .     1,011,025
   800,000  Centex Home Equity, 2001-A A6,
               6.250%, due 04/25/2031. . . . . . . . .. . . . .       835,837
   271,194  Chase Funding Mortgage Loan,
               99-2 IA2, 6.860%,
               due 12/26/2024. . . . . . . . . . . . . .. . . .       279,747
   600,000  Chase Funding Mortgage Loan,
               2001-3 1A4, 5.602%,
               due 05/25/2027. . . . . . . . . . .. . . . . . .       611,904
 1,040,000  Chase Funding Mortgage Loan,
               2002-9 2A3, 6.580%,
               due 03/25/2032. . . . . . . . . . . . . .  . . .     1,060,800
 1,020,000  Chase Funding Mortgage Loan,
               2002-18 A3, 6.320%,
               due 06/25/2032. . . . . . . . . . . . . .. . . .     1,033,707
   645,000  Chase Funding Mortgage Loan,
               2002-19 2A3, 6.020%,
               due 07/25/2032. . . . . . . . . . . . . . . .. .       646,613
   500,000  Contimortgage Home Equity Loan Trust,
               98-2 A7, 6.570%, due 03/15/2023 . . . . . . .. .       526,741
   400,000  First Union Lehman Brothers
               Commercial Mortgage Trust,
               97-C2 A2, 6.600%,
               due 05/18/2007. . . . . . . . . . . .. . . . . .       425,234
   315,000  GMAC Mortgage Corporation
               Loan Trust, 2001-HE4 A5,
               5.680%, 04/25/2027. . . . . . . . . . . . .  . .       319,085
   900,000  Residential Asset Mortgage Products,
               Inc., 2001-RZ4 A4, 5.200%,
               due 03/25/2030. . . . . . . . . . . . .  . . . .       906,869
   400,000  Residential Asset Securities Corporation,
               2001-KS3 AI3, 5.180%,
               due 08/25/2027. . . . . . . . . . . .  . . . . .       409,646
 1,250,000  Residential Asset Securities Corporation,
               1999-KS4 AI4, 7.220%,
               due 06/25/2028. . . . . . . . . .  . . . . . . .     1,335,375
   925,000  Residential Asset Securities Corporation,
               2001-KS2, 6.417%, due 02/25/2029. . . . . .. . .       968,207
   535,000  Residential Asset Securities Corporation,
               2002-A4 A., 6.750%,
               due 05/25/2032. . . . . . . . . . . . . .. . . .       549,453
                                                                 -------------
            Total asset-backed securities
               (cost $14,423,068). . . . . . . . . . . .  . . .    14,745,217
                                                                 -------------

                                      57

--------------------------------------------------------------------------------
CONSECO FIXED INCOME  FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2002

SHARES OR
PRINCIPAL AMOUNT                                                    VALUE
-------------------------------------------------                -----------
COLLATERIZED MORTGAGE OBLIGATIONS (6.0%)
   640,224  Bank of America Mortgage Securities,
               01-7A1, 6.750%, due 07/25/2031. . . . . . . . . . .    657,674
   955,176  Bank of America Mortgage Securities,
               01-81A1, 6.750%, due 08/25/2031 . . . . . . . . . .    984,543
   870,000  Countrywide Home Loans, 2001-1 AFG,
               6.434%, due 07/25/2031. . . . . . . . . . . . . . .    919,798
 1,485,000  Countrywide Home Loans, 2002-S1 A5,
               5.960%, due 10/25/2032. . . . . . . . . . . . . .    1,529,550
 1,715,948  Morgan Stanley Dean Witter Capital, Inc.,
               2001-PPM A2, 6.400%,
               due 02/01/2031. . . . . . . . . . . . . . . . . .    1,807,461
   654,339  Mortgage Capital Funding, Inc.,
               1998 - MC2 A1, 6.325%, 10/18/2007 . . . . .. . .       688,074
   368,915  Paine Webber Mortgage Acceptance Corp.,
               99-4 2B1, 6.285%, due 01/28/2009. . . . . . .  .       381,638
   500,000  Paine Webber Mortgage Acceptance Corp.,
               96-M1 A2, 6.900%, due 01/02/2012. . . . .  . . .       514,154
 1,505,000  Residential Asset Mortgage Products, Inc.,
               2001-RZ3 A4, 6.130%,
               due 03/25/2030. . . . . . . . . . . . . . . . ..     1,560,100
 1,275,000  Vende Mortgage Trust, 01-2 D,
               6.750%, due 09/15/2019. . . . . . . . . . . .. .     1,348,969
   671,826  Wells Fargo Mortgage Backed
               Securities Trust, 2001-17 A8,
               6.750%, due 08/25/2031. . . . . . . . . . . .  .       688,141
                                                                 -------------
            Total collaterized mortgage obligations
               (cost $10,732,135). . . . . . . . . .  . . . . .    11,080,102
                                                                 -------------
U.S. GOVERNMENT AND
    AGENCY OBLIGATIONS (22.4%)
   480,000  EQABS 2002-1 AF2, 5.523%,
               due 08/01/2032. . . . . . . . . . . . . .. . . .       492,289
   150,000  Federal Home Loan Mortgage Corp.,
               #002433, 6.500%, due 02/15/2025 . . . . .  . . .       155,221
   168,205  Federal Home Loan Mortgage Corp.,
               #G00479, 9.000%, due 04/01/2025. . . . . . . . .       185,079
 1,220,000  Federal Home Loan Mortgage Corp.,
               #2410PB, 6.500%, due 02/15/2026 . . . . . .  . .     1,263,895
   525,000  Federal Home Loan Mortgage Corp.,
               #24352, 6.250%, due 05/15/2027. . . .. . . . . .       542,850
    71,798  Federal Home Loan Mortgage Corp.
               PC Gold, #C28063, 6.500%, due 07/01/2029. . . . .       73,517
 9,060,000  Federal Home Loan Mortgage Corp.,
               #062676, 6.500%, due 01/01/2030 . . .  . . . . .     9,249,698
       105  Federal Home Loan Mortgage Corp.,
               #C35364, 7.500%, due 01/01/2030 . . . . . .  . .            37
 2,808,425  Federal Home Loan Mortgage Corp.,
               #50964, 6.500%, due 05/01/2031. . . . .. . . . .     2,870,980
 1,745,560  Federal Home Loan Mortgage Corp.,
               #C52729, 6.500%, due 06/01/2031 . . . . . .  . .     1,784,440
 1,803,689  Federal Home Loan Mortgage Corp.,
               #C01197, 6.500%, due 07/01/2031 . . . . . . .  .     1,843,864
    83,262  Federal Home Loan Mortgage Corp.,
               #C53685, 6.500%, due 07/01/2031 . . . . . .  . .        85,117
 2,725,195  Federal Home Loan Mortgage Corp.,
               #C01210, 6.500%, due 08/01/2031 . . . . . . . ..     2,785,896
 4,793,795  Federal Home Loan Mortgage Corp.,
               #C60697, 6.000%, due 11/01/2031 . . . . . . .. .     4,792,850
 1,614,523  Federal Home Loan Mortgage Corp.,
               #C60008, 6.500%, due 11/01/2031 . . . .  . . . .     1,650,483
 1,156,632  Federal Home Loan Mortgage Corp.,
               #C01287, 6.500%, due 01/01/2032 . . . .. . . . .     1,182,395
 5,785,750  Federal Home Loan Mortgage Corp.,
               #C01361, 6.000%, due 05/01/2032 . . . .  . . . .     5,783,264
 1,100,000  Federal Home Loan Mortgage Corp.,
               #2001C3, 6.180%, due 08/15/2033 . . . . . . . . .    1,154,227
   100,000  Federal National Mortgage Assn.,
               #199463, 7.000%, 04/25/2024 . . . . . . . . . . .      106,549
    37,782  Federal National Mortgage Assn.,
               #250307, 7.500%, 07/01/2025 . . . . . . . . . . .       39,921
    30,335  Federal National Mortgage Assn.,
               #250758, 7.000%, 11/01/2026 . . . . . . . . . . .       31,562
   627,283  Federal National Mortgage Assn.,
               #1999T2, 7.500%, 01/19/2031 . . . . . . . . . . .      669,942
 1,844,075  Federal National Mortgage Assn.,
               #609583, 6.000%, due 11/01/2031 . . . . . . . . .    1,843,053
 1,700,000  Government National Mortgage Assn.,
               #1998-19A, 6.500%, due 10/20/2020 . . . . . . . .    1,774,165
   525,000  US Treasury, 4.875% . . . . . . . . . . . . . . . .       527,133
   405,000  US Treasury, 4.375% . . . . . . . . . . . . . . . .       410,696
                                                                 -------------
            Total U.S. government and agency
               obligations (cost $40,757,130). . . . . . . . . .   41,299,123
                                                                 -------------
SHORT-TERM INVESTMENTS (6.7%)
 4,500,000  Federal Home Loan Mortgage Corp.,
               1.73% . . . . . . . . . . . . . . . . . .  . . .     4,497,844
 4,500,000  New York Life Capital Corp., 1.750% . . . . . . . .     4,498,451
 3,329,000  Nations Treasury Reserve. . . . . . . . . . . . . .     3,329,000
                                                                 -------------
            Total short-term investments
               (cost $12,326,844). . . . . . . . . . . .. . . .    12,325,295
                                                                 -------------
TOTAL INVESTMENTS (COST $196,176,714) (105.3%). .             .   193,913,165
                                                                 -------------
LIABILITIES, LESS OTHER ASSETS (-5.3%). . . . . . .                (9,747,280)
                                                                 -------------
TOTAL NET ASSETS (100.0%) . . . . . . .             . . . . . .  $184,165,885
                                                                 =============

-------------
(a)  Restricted  under  Rule  144A  of  the  Securities  Act  of  1933.
(b)  Zero  coupon  Bonds  that  make  no  interest  payments.
(c)  Security  in  default.

--------------------------------------------------------------------------------
NOTES  TO  FINANCIAL  STATEMENTS

June  30,  2002  (unaudited)

1.  ORGANIZATION

     Conseco Fund Group (the "Trust") is an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust on September 24, 1996. The Trust is a "series" type of mutual fund which issues separate series of shares of beneficial interest, each of which represents a separate portfolio of investments. Eight series ("Funds"), each with its own investment objective and investment policies are included in this report. The Funds are the Conseco Science & Technology Fund, Conseco 20 Fund, Conseco Equity Fund, Conseco Large-Cap Fund, Conseco Balanced Fund, Conseco Convertible Securities Fund, Conseco High Yield Fund and Conseco Fixed Income Fund. The Conseco Equity, Conseco Balanced, and Conseco Fixed Income Funds became operational and available for sale on January 2, 1997. The Conseco 20 and Conseco High Yield Funds commenced operations on January 1, 1998. The Conseco Convertible Securities Fund became operational and available for sale on September 28, 1998. The Conseco Science & Technology Fund and Conseco Large-Cap Fund commenced operations on July 1, 2000.

     Each one of the Funds has a distinct investment strategy. The Conseco Science & Technology Fund invests in companies the Adviser believes are positioned to take advantage of scientific or technological advances to power earnings growth. The Conseco 20 Fund concentrates its investments in a core position of approximately 20 to 30 common stocks believed to have above-average growth prospects. The Conseco Equity Fund invests in selected equity securities and other securities having the investment characteristics of common stocks. The Conseco Large-Cap Fund invests in larger, well-established companies. The Conseco Balanced Fund invests in several asset classes including debt securities, equity securities, and money-market instruments. The Conseco Convertible Securities Fund invests primarily in below-investment-grade securities that are convertible into common stock. The Conseco High Yield Fund invests primarily in below-investment-grade securities, commonly known as "junk bonds" or high-yield securities. The Conseco Fixed Income Fund invests primarily in investment-grade debt securities.

     The Funds offer four classes of shares: Class A, Class B, Class C and Class
Y. Sales of Class A and Class C shares may be subject to a front-end sales charge. Redemptions of Class B and Class C shares may be subject to a contingent-deferred sales charge (as a percentage of the offering price or net asset value at the time of sale, whichever is less). Class Y shares are available with no sales charge to certain institutional investors and qualifying individual investors. The Funds are authorized to issue an unlimited number of shares.

     Class B shares have a contingent-deferred sales charge for redemptions occurring within six years of their purchase. The contingent-deferred sales charge is a percentage of the net asset value of the shares at the date of purchase or the net asset value of the shares at the date of redemption, whichever is less. These charges are 5% in year one, 4% in year two, 3% in year three, 3% in year four, 2% in year five and 1% in year six. Class B shares will automatically convert to a number of Class A shares of equal dollar value eight years after purchase. This conversion feature benefits shareholders because Class A shares have lower ongoing expenses than Class B shares. Class C shares have a maximum up-front sales charge of 1% of your investment. Class C shares that are held for less than one year are subject to a contingent deferred sales charge upon redemption in an amount equal to 1% of the lower of the net asset value of the shares at the date of purchase or the net asset value of the shares at the date of redemption. Class C shares held one year or longer are not subject to this contingent-deferred sales charge. The contingent-deferred sales charge will not apply to shares acquired due to reinvestment of dividends or capital gains distributions.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

Security  Valuation,  Transactions,  and  Related  Investment  Income

     The investments in each portfolio are valued at the close of regular trading on the New York Stock Exchange on each business day. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The cost of investments sold is determined on the specific identification basis. All Funds may invest in U.S.-dollar-denominated, corporate-debt securities of domestic issuers, and all Funds except the Conseco Equity Fund may invest in debt securities of foreign issuers that may or may not be U.S.-dollar-denominated.

     The following summarizes the investments, which carry certain restrictions as to resale from the Trust to certain qualified buyers:


                                MARKET        % OF
FUND                             COST         VALUE     NET ASSETS
----------------------------  -----------  -----------  -----------
CONSECO BALANCED - BONDS . .  $ 3,482,250  $ 3,282,861        4.34%
CONSECO CONVERTIBLE
   SECURITIES - BONDS. . . .   12,060,278   10,092,407       39.85%
CONSECO HIGH YIELD - BONDS .   20,164,223   20,483,606       20.65%
CONSECO FIXED INCOME - BONDS   16,205,286   15,338,770        8.33%

     These securities are eligible for resale to qualified institutional buyers in transactions exempt from registration under Rule 144A of the Securities Act of 1933. In addition, Conseco Capital Management, Inc., (the "Adviser"), a wholly owned subsidiary of Conseco, Inc. ("Conseco"), which serves as investment adviser to the funds, has determined that the securities are liquid securities through a procedure approved by the Board of Trustees of the Trust ("Trustees").

     In each Fund of the Trust, Fund securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices. Fund securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities for which market quotations are not readily available are valued at fair value as determined under policies approved by the Trustees. Debt securities with maturities of sixty (60) days or less are valued at amortized cost.

Dividends  to  Shareholders

     Dividends from the Conseco Convertible Securities, Conseco High Yield and Conseco Fixed Income Funds will be declared and distributed monthly. Dividends from the Conseco Balanced Fund will be declared and distributed quarterly. Dividends from the Conseco Science & Technology, Conseco 20, Conseco Equity , and Conseco Large-Cap Funds will be declared and distributed annually. However, the Trustees may decide to declare dividends at other intervals.

     Dividends to shareholders from net investment income are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Permanent book and tax differences relating to dividends to shareholders may result in reclassifications to paid-in capital and may affect the per-share allocation between net investment income, and realized and unrealized gains (losses). Any taxable income or gain of the Trust remaining at fiscal year end will be declared and distributed in the following year to the shareholders of the Fund or Funds to which such gains are attributable.

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report
Organization  Costs

     Costs incurred by all Funds, except the Conseco Science & Technology, Conseco Large-Cap, and Conseco Convertible Securities Funds, in connection with their organization and public offering of shares totaling $461,794 have been deferred and will be amortized over a period of approximately five years beginning with the initial date of sale of shares to the public. Such costs were advanced by Conseco and were reimbursed by the Funds. The proceeds of any redemption of the initial shares (purchased by subsidiaries of Conseco) by any holder thereof will be reduced by any unamortized organization costs in the same proportion as the number of initial shares being redeemed to the number of initial shares outstanding at the time of such redemption.

Federal  Income  Taxes

     For federal income tax purposes, the Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable income and net capital gains to their shareholders annually and otherwise complying with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

Expenses

     Expenses shared by the Trust are allocated to each Fund based upon current net assets. Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses directly attributable to a Class of shares are charged to that Class. The Fund pays the expenses of its Trustees who are not affiliated persons of the Adviser or Trust.

Use  of  Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates.

3.  AGREEMENTS  WITH  SUBSIDIARIES  OF  CONSECO

Investment  Advisory  Agreement

     The Adviser supervises the Trust's management and investment program, performs a variety of services in connection with the management and operation of the Funds and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser or the Trust. The following summarizes the total fees incurred for such services for the six months ended June 30, 2002.


FUND                            GROSS AMOUNT    WAIVER
------------------------------  -------------  ---------
Conseco Science & Technology .  $      99,526  ($41,665)
Conseco 20 . . . . . . . . . .        391,863        --
Conseco Equity . . . . . . . .        525,436   (33,888)
Conseco Large-Cap. . . . . . .         69,025   (38,452)
Conseco Balanced . . . . . . .        305,100   (62,619)
Conseco Convertible Securities        129,991   (67,861)
Conseco High Yield . . . . . .        397,487  (101,291)
Conseco Fixed Income . . . . .        449,341  (181,319)

     Under the investment advisory agreement, the Adviser receives an investment advisory fee equal to an annual rate of 1.00% of the average daily net asset value of the Conseco Science & Technology, 0.70% of the average daily net asset value of the Conseco 20, Conseco Equity, Conseco Large-Cap, Conseco Balanced, and Conseco High Yield Funds, 0.85% of the average daily net asset value of the Conseco Convertible Securities Fund, and 0.45% of the average daily net asset value of the Conseco Fixed Income Fund. The Adviser also manages other registered investment companies and the invested assets of its parent company, Conseco, which owns or manages several life insurance subsidiaries.

     The Adviser has entered into Subadviser Agreements for the management of the investments in the Conseco Science & Technology Fund, Conseco 20 Fund, Conseco Equity Fund, Conseco Large-Cap Fund and the equity portion of the Conseco Balanced Fund. The Adviser is solely responsible for the payment of all fees to the Subadviser. The Subadviser for the Conseco Science & Technology Fund and the Conseco 20 Fund is Oak Associates Ltd. The Subadviser for the Conseco Equity Fund, Conseco Large-Cap Fund and the equity portion of the Conseco Balanced Fund is Chicago Equity Partners, LLC.

     The Adviser has contractually agreed to reimburse the Funds to the extent that the ratio of expenses to net assets on an annual basis exceeds the following:


FUND                            CLASS A   CLASS B   CLASS C   CLASS Y
------------------------------  --------  --------  --------  --------
Conseco Science &
Technology . . . . . . . . . .     1.75%     2.25%     2.25%     1.25%
Conseco 20 . . . . . . . . . .     1.75%     2.25%     2.25%     1.25%
Conseco Equity . . . . . . . .     1.50%     2.00%     2.00%     1.00%
Conseco Large-Cap. . . . . . .     1.50%     2.00%     2.00%     1.00%
Conseco Balanced . . . . . . .     1.50%     2.00%     2.00%     1.00%
Conseco Convertible Securities     1.55%     2.05%     2.05%     1.05%
Conseco High Yield . . . . . .     1.40%     1.90%     1.90%     0.90%
Conseco Fixed Income . . . . .     1.10%(a)  1.60%     1.60%     0.60%

(a) Class A rate change effective May 1, 2001. Prior to this date the rate was 1.25%.

     The Adviser may discontinue these contractual limits at any time after April 30, 2003. After this date, the Adviser may elect to continue, modify or terminate the limitation on Fund operating expenses. Further, under the terms of this agreement any fund expenses including initial organizational costs, waived or reimbursed after May 1, 2000, may be recouped by the Adviser from the Fund to the extent actual operating expenses for a period are less than the expense limitation caps, provided that the Adviser may only be entitled to recoup such amounts for a period of three years from the fiscal year such amounts were waived or reimbursed. Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:


                                     YEAR OF EXPIRATION
                                     -----------------------------------
                                        DECEMBER 31,      DECEMBER 31,
FUND                                        2003              2004
-----------------------------------  -------------------  -------------
Conseco Science & Technology Fund .  $            76,522  $      95,616
Conseco Equity Fund . . . . . . . .                   --        142,531
Conseco Large-Cap Fund. . . . . . .               72,412        103,682
Conseco Balanced Fund . . . . . . .              144,081        147,436
Conseco Convertible Securities Fund              132,975        170,570
Conseco High Yield Fund . . . . . .              204,877        213,373
Conseco Fixed Income Fund . . . . .              124,610        282,001

--------------------------------------------------------------------------------
NOTES  TO  FINANCIAL  STATEMENTS

June  30,  2002  (unaudited)

Administration  Agreement

     Conseco Services, LLC (the "Administrator"), a wholly-owned subsidiary of Conseco, supervises the preparation and filing of all documents required for compliance by the Funds with applicable laws and regulations, supervises the maintenance of books and records of the Funds and provides other general and administrative services. For providing these services, the Administrator receives compensation at the annual rate of 0.20% of the average daily net assets of each Fund. The Administrator has contractually agreed to reimburse the Funds to the extent that the ratio of expenses to net assets on an annual basis exceeds the expense limitations as stated above for the investment advisory agreement. The Administrator may discontinue these contractual limits at any time after April 30, 2003. The following summarizes the total fees incurred for such services for the six months ended June 30, 2002:


FUND                             AMOUNT
------------------------------  --------
Conseco Science & Technology .  $ 19,905
Conseco 20 . . . . . . . . . .   111,961
Conseco Equity . . . . . . . .   150,124
Conseco Large-Cap. . . . . . .    19,721
Conseco Balanced . . . . . . .    87,171
Conseco Convertible Securities    30,586
Conseco High Yield . . . . . .   113,568
Conseco Fixed Income . . . . .   199,707

Distribution  Arrangements

     Conseco Equity Sales, Inc. (the "Distributor"), a wholly-owned subsidiary of Conseco, serves as the principal underwriter for each Fund pursuant to a Principal Underwriting Agreement, initially approved by the Trustees. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of each Fund will be continuously offered and are sold by selected brokers, dealers and other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to the Principal Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes, as well as, any advertising or sales literature.

     The Trust has adopted Distribution and Service Plans (the "Plans"), dated March 28, 1997 for Class A shares for the Conseco Equity, Conseco Balanced and Conseco Fixed Income Funds and December 31, 1997 for Class B and Class C shares for the Conseco Equity, Conseco Balanced and Conseco Fixed Income Funds and Class A, Class B and Class C shares for the Conseco 20, Conseco Convertible Securities and Conseco High Yield Funds; and July 1, 2000 for Class A, Class B and Class C shares for the Conseco Science & Technology and Conseco Large-Cap Funds in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset based sales charges. Pursuant to the Plans, a Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of Class A, Class B and Class C shares of the Fund and for account maintenance provided to existing Class A, Class B and Class C shareholders. The Conseco Science & Technology, Conseco 20, Conseco Equity, Conseco Large-Cap, Conseco Balanced, Conseco Convertible Securities and Conseco High Yield Funds' Plans authorize payments to the Distributor up to 0.50%, and beginning May 1, 2001, the Conseco Fixed Income Fund's Plan authorizes payments to the Distributor up to 0.50%, changed from 0.65%, annually of the Fund's average daily net assets attributable to its Class A shares. Class B and Class C share's Plan authorizes payments to the Distributor up to 1.00% annually for each Fund's average daily net assets attributable to their respective class. The Plans provide for periodic payments by the Distributor to brokers, dealers and financial intermediaries for providing shareholder services to accounts that hold Class A, Class B and Class C shares and for promotional and other sales related costs. The following summarizes the total fees incurred for such services for Class A, Class B, and Class C shares for the six months ended June 30, 2002:



FUND                             AMOUNT
------------------------------  --------
Conseco Science & Technology .  $ 61,683
Conseco 20 . . . . . . . . . .   419,493
Conseco Equity . . . . . . . .   267,445
Conseco Large-Cap. . . . . . .    66,319
Conseco Balanced . . . . . . .   301,171
Conseco Convertible Securities   118,507
Conseco High Yield . . . . . .   447,723
Conseco Fixed Income . . . . .   629,159

--------------------------------------------------------------------------------
4.  INVESTMENT  TRANSACTIONS

The aggregate cost of purchases and the aggregate proceeds from sales of investments for the six months ended June 30, 2002 are shown below:


                                                 PURCHASES:                      SALES:
                                     -----------------------------  -----------------------------
                                     U.S. GOVERNMENT      OTHER     U.S. GOVERNMENT      OTHER
                                     ----------------  -----------  ----------------  -----------
Conseco Science & Technology Fund .  $             --    2,188,117  $             --    3,110,570
Conseco 20 Fund . . . . . . . . . .                --      711,441                --   13,915,001
Conseco Equity Fund . . . . . . . .                --   80,368,448                --   72,885,993
Conseco Large-Cap Fund. . . . . . .                --    6,911,103                --    8,528,383
Conseco Balanced Fund . . . . . . .        28,871,214   62,361,698        31,041,353   66,841,220
Conseco Convertible Securities Fund                --   38,902,413                --   45,187,434
Conseco High Yield Fund . . . . . .           629,480  173,736,659           629,322  171,684,683
Conseco Fixed Income Fund . . . . .       236,962,667  295,734,302       252,644,838  287,044,263

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report

5.  FEDERAL  INCOME  TAXES

The following information for the Conseco Fund Group is presented on an income tax basis as of June 30, 2002:


                                  NET UNREALIZED
                                       GROSS           GROSS       APPRECIATION
                                      COST OF       UNREALIZED      UNREALIZED     (DEPRECIATION)
                                  INVESTMENTS (A)  APPRECIATION    DEPRECIATION    ON INVESTMENTS
                                  ---------------  -------------  --------------  ----------------
Conseco Science &Technology Fund       35,065,175       353,969   $ (23,139,416)  $   (22,785,447)
Conseco 20 . . . . . . . . . . .      218,814,451            --    (142,304,589)     (142,304,589)
Conseco Equity . . . . . . . . .      139,606,091    17,389,384     (11,176,725)        6,212,659
Conseco Large-Cap. . . . . . . .       20,030,544       647,474      (5,026,409)       (4,378,935)
Conseco Balanced . . . . . . . .       79,846,838     2,880,545      (9,194,479)       (6,313,934)
Conseco Convertible. . . . . . .       28,570,137       619,771      (4,250,203)       (3,630,432)
Conseco High Yield . . . . . . .      116,400,751     2,234,015     (18,811,599)      (16,577,584)
Conseco Fixed Income . . . . . .      197,174,017     3,496,198      (6,757,050)       (3,260,852)

(a) Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes by the amount of losses recognized for the financial reporting purposes in excess of federal income tax purposes.

The tax components of dividends paid during the year ended December 31, 2001 were as follows:



                                      ORDINARY      LONG-TERM
                                       INCOME      CAPITAL GAIN
FUND                                  DIVIDENDS   DISTRIBUTIONS
-----------------------------------  -----------  --------------
Conseco Science & Technology Fund .  $        --   $         --
Conseco 20 Fund                               --             --
Conseco Equity Fund . . . . . . . .      157,781             --
Conseco Large-Cap Fund                        --             --
Conseco Balanced Fund . . . . . . .    1,893,116             --
Conseco Convertible Securities Fund    1,513,332       1,716,108
Conseco High Yield Fund . . . . . .   10,130,707             --
Conseco Fixed Income Fund . . . . .    9,525,023             --

As of December 31, 2001, the following Funds have capital loss carryforwards available to offset capital gains, if any, in the future:



FUND                              AMOUNT     EXPIRES
------------------------------  -----------  -------
Conseco Science & Technology .  $ 1,075,375     2008
Conseco Science & Technology .   13,751,410     2009
Conseco 20 . . . . . . . . . .   77,079,381     2009
Conseco Equity . . . . . . . .   46,604,588     2009
Conseco Large-Cap. . . . . . .      146,019     2008
Conseco Large-Cap. . . . . . .    8,645,847     2009
Conseco Balanced . . . . . . .    8,964,698     2009
Conseco Convertible Securities    7,692,525     2009
Conseco High Yield . . . . . .      687,761     2006
Conseco High Yield . . . . . .    1,841,847     2007
Conseco High Yield . . . . . .   11,314,158     2008
Conseco High Yield . . . . . .    6,618,233     2009

The Conseco Fixed Income Fund utilized $1,557,399 of it's capital loss carryforward to offset realized gains during 2001.

Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The following portfolios had post-October losses, which will be treated as arising on the first day of the fiscal year ended December 31, 2002.



FUND                              AMOUNT
------------------------------  ----------
Conseco Science & Technology .  $3,727,084
Conseco Equity . . . . . . . .     938,357
Conseco Large-Cap. . . . . . .     415,409
Conseco Balanced . . . . . . .   1,685,791
Conseco Convertible Securities   1,554,527
Conseco High Yield . . . . . .     597,246
Conseco Fixed Income . . . . .   1,855,546

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


For a share outstanding during the six months ended June 30, 2002 (unaudited) and through each year or period ended December 31

                                             Conseco Science & Technology Fund                   Conseco  20  Fund
                                              -------------------------------  --------------------------------------------------
                                                2002       2001     2000 (f)     2002       2001       2000       1999      1998
                                              -------------------------------  --------------------------------------------------
CLASS A SHARES
Net asset value per share, beginning of
period . . . . . . . . . . . . . . . . . . .  $   3.01   $   6.94   $  10.00   $   6.12   $  11.76   $  20.68   $ 12.80   $ 10.00
Income from investment operations (a):
  Net investment income. . . . . . . . . . .     (0.02)     (0.04)     (0.05)     (0.04)     (0.08)     (0.28)    (0.18)    (0.02)
  Net realized gains (losses) and change in
    unrealized appreciation or depreciation
    on investments . . . . . . . . . . . . .     (1.34)     (3.89)     (3.01)     (1.90)     (5.56)     (5.22)     9.19      2.82
-----------------------------------------------------------------------------  ---------------------------------------------------
    Total income (loss) from investment
    operations . . . . . . . . . . . . . . .     (1.36)     (3.93)     (3.06)     (1.94)     (5.64)     (5.50)     9.01      2.80
-----------------------------------------------------------------------------  ---------------------------------------------------
Distributions:
    Dividends from net investment income . .         -          -          -          -          -          -         -         -
    Distributions of net realized gains. . .         -          -          -          -          -      (3.42)    (1.13)        -
-----------------------------------------------------------------------------  ---------------------------------------------------
    Total distributions. . . . . . . . . . .         -          -          -          -          -      (3.42)    (1.13)        -
-----------------------------------------------------------------------------  ---------------------------------------------------
    Net asset value per share,
    end of period. . . . . . . . . . . . . .  $   1.65   $   3.01   $   6.94   $   4.18   $   6.12   $  11.76   $ 20.68   $ 12.80
-----------------------------------------------------------------------------  ---------------------------------------------------
    Total return (b)(c)(d) . . . . . . . . .   (45.18%)   (56.63%)   (30.60%)   (31.70%)   (47.96%)   (25.67%)    70.40%    28.00%
-----------------------------------------------------------------------------  ---------------------------------------------------

Ratios/supplemental data:
  Net assets (dollars in thousands),
    end of period. . . . . . . . . . . . . .  $  8,826   $ 16,077   $ 19,850   $ 13,723   $ 23,948   $ 33,439   $53,463   $33,845
  Ratio of expenses to average net
  assets (b)(e):
    Before expense reimbursement . . . . . .      2.17%      2.18%      2.17%      1.69%      1.67%      1.51%     1.70%     2.15%
    After expense reimbursement. . . . . . .      1.75%      1.75%      1.75%      1.69%      1.67%      1.51%     1.68%     1.75%
  Ratio of net investment income (loss) to
    average net assets (b)(e). . . . . . . .    (1.69%)    (1.50%)    (1.23%)    (1.20%)    (1.19%)    (1.14%)   (1.02%)   (0.22%)

                                                       Conseco Equity Fund                        Conseco  Large-Cap  Fund
                                 ------------------------------------------------------------  ------------------------------
                                   2002       2001       2000      1999      1998      1997      2002       2001      2000(f)
                                 ------------------------------------------------------------  ------------------------------
CLASS A SHARES
Net asset value per share,
  beginning of period . . . . .  $  8.79   $    9.86   $ 16.27   $ 12.55   $ 11.07   $ 10.00   $   6.60   $   8.43   $  10.00
Income from investment
  operations (a):
  Net investment income . . . .    (0.03)      (0.01)    (0.13)    (0.14)        -     (0.04)     (0.02)     (0.06)         -
  Net realized gains
    (losses) and change in
    unrealized appreciation or
    depreciation
    on investments. . . . . . .    (0.09)      (1.06)     0.40      7.18      1.79      2.33      (1.24)     (1.77)     (1.57)
---------------------------------------------------------------------------------------------  -------------------------------
    Total income (loss)
    from investment operations.    (0.12)      (1.07)     0.27      7.04      1.79      2.29      (1.26)     (1.83)     (1.57)
---------------------------------------------------------------------------------------------  -------------------------------
Distributions:
    Dividends from net
    investment income . . . . .        -           -         -         -     (0.01)        -          -          -          -
    Distributions of net
    realized gains. . . . . . .        -    (0.00)(h)    (6.68)    (3.32)    (0.30)    (1.22)         -          -          -
---------------------------------------------------------------------------------------------  -------------------------------
    Total distributions . . . .        -       (0.00)    (6.68)    (3.32)    (0.31)    (0.31)         -          -          -
---------------------------------------------------------------------------------------------  -------------------------------
    Net asset value per
    share, end of period. . . .  $  8.67   $    8.79   $  9.86   $ 16.27   $ 12.55   $ 11.07   $   5.34   $   6.60   $   8.43
---------------------------------------------------------------------------------------------  -------------------------------
    Total return (b)(c)(d). . .   (1.25%)    (10.93%)     4.97%    56.21%    16.11%    22.90%   (19.09%)   (21.71%)   (15.70%)
---------------------------------------------------------------------------------------------  -------------------------------

Ratios/supplemental data:
  Net assets
    (dollars in thousands),
    end of period . . . . . . .  $ 9,507   $  14,268   $15,210   $29,480   $26,203   $ 4,877   $  7,454   $  9,417   $ 13,737
  Ratio of expenses to
    average net assets (b)(e):
    Before expense reimbursement    1.55%       1.60%     1.47%     1.66%     2.10%     4.85%      1.89%      1.96%      2.06%
    After expense reimbursement     1.50%       1.50%     1.47%     1.50%     1.50%     1.50%      1.50%      1.50%      1.50%
  Ratio of net investment
    income (loss) to
    average net assets (b)(e) .   (0.14%)     (0.08%)   (0.80%)   (0.83%)        -    (0.35%)    (0.68%)    (0.80%)    (0.16%)

(a) Per share amounts presented are based on an average of monthly shares outstanding for the periods ended December 31, 2000 and 1998. Per share amounts for Conseco Convertible Securities Fund only are presented based on an average of monthly shares outstanding for the year ended December 31, 2001.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, 1.75% for the Conseco Science & Technology and Conseco 20, 1.50% for the Conseco Equity, Conseco Large-Cap and Conseco Balanced, 1.55% for the Conseco Convertible Securities, 1.40% for the Conseco High Yield and 1.10% for the Conseco Fixed Income Funds. These contractual limits may be discontinued at any time after April 30, 2003.

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report


                  Conseco  Balanced  Fund                        Conseco  Convertible  Securities  Fund
----------------------------------------------------------  -------------------------------------------------
 2002       2001      2000      1999      1998      1997      2002      2001       2000      1999    1998(g)
----------------------------------------------------------  -------------------------------------------------

  10.13   $ 11.08   $ 13.51   $ 11.69   $ 10.73   $ 10.00   $  9.62   $  11.80   $ 14.93   $ 11.00   $ 10.00

   0.13      0.25      0.28      0.22      0.30      0.28      0.15       0.30      0.43      0.46      0.10


 (0.88)     (0.96)     0.64      3.18      1.03      1.43     (0.93)     (1.63)    (1.08)     3.89      1.00
----------------------------------------------------------  -------------------------------------------------
 (0.75)     (0.71)     0.92      3.40      1.33      1.71     (0.78)     (1.33)    (0.65)     4.35      1.10
----------------------------------------------------------  -------------------------------------------------

 (0.13)     (0.24)    (0.25)    (0.23)    (0.24)    (0.27)    (0.14)     (0.36)    (0.36)    (0.27)    (0.10)
     -          -     (3.10)    (1.35)    (0.13)    (0.71)        -      (0.49)    (2.12)    (0.15)        -
----------------------------------------------------------  -------------------------------------------------
 (0.24)     (0.24)    (3.35)    (1.58)    (0.37)    (0.98)    (0.14)     (0.85)    (2.48)    (0.42)    (0.10)
----------------------------------------------------------  -------------------------------------------------
   9.25   $ 10.13   $ 11.08   $ 13.51   $ 11.69   $ 10.73   $  8.70   $   9.62   $ 11.80   $ 14.93   $ 11.00
----------------------------------------------------------  -------------------------------------------------
(7.45%)    (6.37%)     7.29%    29.44%    12.45%    17.19%   (8.16%)   (11.27%)   (3.56%)    40.12%    11.04%
----------------------------------------------------------  -------------------------------------------------


18,390    $22,802   $24,311   $31,932   $26,064   $ 1,076   $ 3,219   $  4,482   $15,022   $22,927   $27,611

1.64%        1.68%     1.74%     1.96%     2.26%    12.44%     1.99%      1.90%     1.70%     1.95%     2.12%
1.50%        1.50%     1.50%     1.50%     1.50%     1.50%     1.55%      1.55%     1.55%     1.55%     1.55%

2.50%        2.43%     1.92%     1.87%     2.66%   (2.50%)     3.11%      3.15%     2.49%     2.11%     3.80%

           Conseco  High  Yield  Fund                         Conseco  Fixed  Income  Fund
-------------------------------------------------  ---------------------------------------------------------
 2002       2001      2000       1999      1998      2002      2001      2000      1999      1998     1997
-------------------------------------------------  ---------------------------------------------------------
  7.76    $  8.20   $  10.00   $ 10.00   $ 10.00   $ 10.14   $  9.94   $  9.60   $ 10.21   $ 10.13   $10.00

  0.41       0.79       0.81      1.00      0.76      0.32      0.55      0.62      0.63      0.55     0.66


 (0.80)     (0.41)     (1.83)    (0.13)    (0.10)    (0.21)     0.30      0.33     (0.65)     0.20     0.18
-------------------------------------------------  ---------------------------------------------------------
 (0.39)      0.38      (1.02)     0.87      0.66      0.11      0.85      0.95     (0.02)     0.75     0.84
-------------------------------------------------  ---------------------------------------------------------

 (0.38)     (0.82)     (0.78)    (0.87)    (0.66)    (0.29)    (0.55)    (0.61)    (0.56)    (0.55)   (0.58)
     -          -          -         -         -         -     (0.10)        -     (0.03)    (0.12)   (0.13)
-------------------------------------------------  ---------------------------------------------------------
 (0.38)     (0.82)     (0.78)    (0.87)    (0.66)    (0.29)    (0.65)    (0.61)    (0.59)    (0.67)   (0.71)
-------------------------------------------------  ---------------------------------------------------------
  6.99    $  7.76   $   8.20   $ 10.00   $ 10.00   $  9.96   $ 10.14   $  9.94   $  9.60   $ 10.21   $10.13
-------------------------------------------------  ---------------------------------------------------------
(5.26%)      4.78%   (10.74%)     9.03%     6.56%     1.05%     8.66%    10.30%   (0.27%)     7.57%    8.66%
-------------------------------------------------  ---------------------------------------------------------



 17,538   $27,712   $ 19,689   $42,591   $28,199   $40,068   $65,303   $32,693   $30,681   $30,684   $  153

 1.58%       1.61%      1.58%     1.66%     2.12%     1.28%     1.33%     1.44%     1.64%     1.94%   13.67%
 1.40%       1.40%      1.40%     1.40%     1.40%     1.10%     1.13%     1.25%     1.25%     1.25%    1.25%

10.08%       9.95%      8.43%     8.93%     7.76%     5.58%     5.44%     6.42%     5.69%     5.28%    5.51%

(c) Total return figures do not include sales charges; results would be lower if sales charges were included.
(d)  Not annualized for periods of less than one full year.
(e)  Annualized for periods of less than one full year.
(f) Period from July 1, 2000 (commencement of operations) through December 31, 2000.
(g) Period from September 28, 1998 (Commencement of operations) through December 31, 1998.
(h)  Amount calculated is less than $0.005 per share.

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------

For a share outstanding during the six months ended June 30, 2002 (unaudited) and through each year or period ended December 31

                                            Conseco Science & Technology Fund                    Conseco  20  Fund
                                            --------------------------------  ---------------------------------------------------
                                               2002       2001     2000 (f)     2002       2001       2000       1999    1998 (g)
CLASS B SHARES
Net asset value per share, beginning of
  period. . . . . . . . . . . . . . . . . .  $   2.98   $   6.93   $  10.00   $   5.95   $  11.48   $  20.40   $ 12.71   $  11.21
Income from investment operations (a):
  Net investment income . . . . . . . . . .     (0.03)     (0.07)     (0.05)     (0.05)     (0.13)     (0.39)    (0.10)     (0.07)
  Net realized gains (losses) and change in
    unrealized appreciation or depreciation
    on investments. . . . . . . . . . . . .     (1.31)     (3.88)     (3.02)     (1.85)     (5.40)     (5.11)     8.94       1.57
----------------------------------------------------------------------------  ----------------------------------------------------
    Total income (loss) from
    investment operations . . . . . . . . .     (1.34)     (3.95)     (3.07)     (1.90)     (5.53)     (5.50)     8.84       1.50
----------------------------------------------------------------------------  ----------------------------------------------------
Distributions:
    Dividends from net investment income. .         -          -          -          -          -          -         -          -
    Distributions of net realized gains . .         -          -          -          -          -      (3.42)    (1.15)         -
----------------------------------------------------------------------------  ----------------------------------------------------
    Total distributions . . . . . . . . . .         -          -          -          -          -      (3.42)    (1.15)         -
----------------------------------------------------------------------------  ----------------------------------------------------
    Net asset value per share, end of
    period. . . . . . . . . . . . . . . . .  $   1.64   $   2.98   $   6.93   $   4.05   $   5.95   $  11.48   $ 20.40   $  12.71
----------------------------------------------------------------------------  ----------------------------------------------------
    Total return (b)(c)(d). . . . . . . . .   (44.97%)   (57.00%)   (30.70%)   (31.93%)   (48.17%)   (25.99%)    69.56%     13.38%
----------------------------------------------------------------------------  ----------------------------------------------------

Ratios/supplemental data:
  Net assets (dollars in thousands), end
    of period . . . . . . . . . . . . . . .  $    893   $  2,348   $  4,699   $ 25,346   $ 46,136   $ 89,044   $71,233   $  7,270
  Ratio of expenses to average
    net assets (b)(e):
    Before expense reimbursement. . . . . .      2.67%      2.69%      2.67%      2.19%      2.17%      2.01%     2.20%      2.73%
    After expense reimbursement . . . . . .      2.25%      2.25%      2.25%      2.19%      2.17%      2.01%     2.18%      2.25%
  Ratio of net investment income (loss) to
    average net assets (b)(e) . . . . . . .    (2.20%)    (2.00%)    (1.73%)    (1.70%)    (1.69%)    (1.64%)   (1.52%)    (0.78%)

                                                            Conseco  Equity  Fund                     Conseco Large-Cap Fund
                                            ----------------------------------------------------  -------------------------------
                                              2002       2001        2000      1999    1998 (h)     2002       2001     2000 (f)
                                            ----------------------------------------------------  -------------------------------
CLASS B SHARES
Net asset value per share,
  beginning of period. . . . . . . . . . .  $  8.54   $     9.63   $ 16.13   $ 12.47   $  11.09   $   6.55   $   8.41   $  10.00
Income from investment
  operations (a):
  Net investment income. . . . . . . . . .    (0.03)       (0.05)    (0.20)    (0.14)     (0.06)     (0.04)     (0.08)     (0.01)
  Net realized gains (losses)
    and change in
    unrealized appreciation or depreciation
    on investments . . . . . . . . . . . .    (0.11)       (1.04)     0.38      7.07       1.75      (1.22)     (1.78)     (1.58)
------------------------------------------------------------------------------------------------  -------------------------------
    Total income (loss)
    from investment operations . . . . . .    (0.14)       (1.09)     0.18      6.93       1.69      (1.26)     (1.86)     (1.59)
------------------------------------------------------------------------------------------------  -------------------------------
Distributions:
    Dividends from net
    investment income. . . . . . . . . . .        -            -         -         -      (0.01)         -          -          -
    Distributions of net
    realized gains . . . . . . . . . . . .        -     (0.00)(m)    (6.68)    (3.27)     (0.30)         -          -          -
------------------------------------------------------------------------------------------------  -------------------------------
    Total distributions. . . . . . . . . .        -        (0.00)    (6.68)    (3.27)     (0.31)         -          -          -
------------------------------------------------------------------------------------------------  -------------------------------
    Net asset value per share,
    end of period. . . . . . . . . . . . .  $  8.40   $     8.54   $  9.63   $ 16.13   $  12.47   $   5.29   $   6.55   $   8.41
------------------------------------------------------------------------------------------------  -------------------------------
    Total return (b)(c)(d) . . . . . . . .   (1.64%)     (11.30%)     4.44%    55.63%     15.20%   (19.24%)   (22.12%)   (15.90%)
------------------------------------------------------------------------------------------------  -------------------------------

Ratios/supplemental data:
  Net assets
    (dollars in thousands),
    end of period. . . . . . . . . . . . .  $22,501   $   22,075   $19,621   $ 3,489   $  1,634   $  3,238   $  5,439   $  8,096
  Ratio of expenses to average
    net assets (b)(e):
    Before expense reimbursement . . . . .     2.04%        2.10%     1.97%     2.16%      4.85%      2.39%      2.46%      2.56%
    After expense reimbursement. . . . . .     2.00%        2.00%     1.97%     2.00%      2.00%      2.00%      2.00%      2.00%
  Ratio of net investment
    income (loss) to
    average net assets (b)(e). . . . . . .   (0.66%)      (0.58%)   (1.30%)   (1.33%)    (0.60%)    (1.18%)    (1.30%)    (0.66%)

(a) Per share amounts presented are based on an average of monthly shares outstanding for the periods ended December 31, 2000 and 1998. Per share amounts for Conseco Convertible Securities Fund only are presented based on an average of monthly shares outstanding for the year ended December 31, 2001.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, 2.25% for the Conseco Science & Technology and Conseco 20, 2.00% for the Conseco Equity, Conseco Large-Cap and Conseco Balanced, 2.05% for the Conseco Convertible Securities, 1.90% for the Conseco High Yield and 1.60% for the Conseco Fixed Income Funds. These contractual limits may be discontinued at any time after April 30, 2003.
(c) Total return figures do not include sales charges; results would be lower if sales charges were included.
(d)  Not annualized for periods of less than one full year.

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report


             Conseco Balanced Fund                        Conseco  Convertible  Securities  Fund
-------------------------------------------------  ---------------------------------------------------
  2002      2001      2000       1999    1998 (i)     2002      2001       2000      1999    1998 (j)
-------------------------------------------------  ---------------------------------------------------
 9.98     $ 10.92   $  13.38   $ 11.61   $  11.20   $  9.56   $  11.74   $ 14.88   $ 11.00   $  10.00

 0.10        0.20       0.19      0.12       0.19      0.12       0.50      0.34      0.06       0.08


(0.86)      (0.94)      0.66      3.18       0.57     (0.91)     (1.89)    (1.07)     4.21       1.00
-------------------------------------------------  ---------------------------------------------------
(0.76)      (0.74)      0.85      3.30       0.76     (0.79)     (1.39)    (0.73)     4.27       1.08
-------------------------------------------------  ---------------------------------------------------
(0.11)      (0.20)     (0.21)    (0.18)     (0.22)    (0.12)     (0.30)    (0.29)    (0.24)     (0.08)
    -           -      (3.10)    (1.35)     (0.13)        -      (0.49)    (2.12)    (0.15)         -
(0.11)      (0.20)     (3.31)    (1.53)     (0.35)    (0.12)     (0.79)    (2.41)    (0.39)     (0.08)
-------------------------------------------------  ---------------------------------------------------
 9.11     $  9.98   $  10.92   $ 13.38   $  11.61   $  8.65   $   9.56   $ 11.74   $ 14.88   $  11.00
-------------------------------------------------  ---------------------------------------------------
(7.68%)     (6.79%)     6.79%    28.79%      6.83%    (8.34%)   (11.77%)   (4.07%)   39.40%     10.89%
-------------------------------------------------  ---------------------------------------------------


18,148    $20,279   $ 13,958   $ 2,854   $  1,301   $12,545   $ 17,903   $30,872   $13,690   $      1

 2.14%       2.18%      2.24%     2.46%      3.93%     2.49%      2.40%     2.20%     2.45%    154.76%
 2.00%       2.00%      2.00%     2.00%      2.00%     2.05%      2.05%     2.05%     2.05%      2.05%

 2.00%       1.93%      1.42%     1.37%      2.09%     2.62%      2.65%     1.99%     1.61%      3.02%


             Conseco Balanced Fund                        Conseco  Convertible  Securities  Fund
-------------------------------------------------  ---------------------------------------------------
  2002       2001       2000      1999    1998 (k)     2002       2001      2000      1999    1998 (l)
-------------------------------------------------  ---------------------------------------------------
  7.71    $  8.16   $   9.97   $  9.97   $  10.44   $ 10.10   $   9.91   $  9.59   $ 10.19   $  10.24

  0.36       0.75       0.73      0.55       0.60      0.25       0.51      0.58      0.41       0.36


 (0.76)     (0.42)     (1.80)     0.28      (0.48)    (0.17)      0.29      0.32     (0.46)      0.14
-------------------------------------------------  ---------------------------------------------------
 (0.40)      0.33      (1.07)     0.83       0.12      0.08       0.80      0.90     (0.05)      0.50

 (0.36)     (0.78)     (0.74)    (0.83)     (0.59)    (0.26)     (0.51)    (0.58)    (0.52)     (0.45)
     -          -          -         -          -         -      (0.10)        -     (0.03)     (0.10)
-------------------------------------------------  ---------------------------------------------------
 (0.36)     (0.78)     (0.74)    (0.83)     (0.59)    (0.26)     (0.61)    (0.58)    (0.55)     (0.55)
-------------------------------------------------  ---------------------------------------------------
  6.95    $  7.71   $   8.16   $  9.97   $   9.97   $  9.92   $  10.10   $  9.91   $  9.59   $  10.19
-------------------------------------------------  ---------------------------------------------------
(5.38%)      4.17%   (11.31%)     8.57%      1.12%     0.83%      8.16%     9.74%   (0.49%)      4.97%
-------------------------------------------------  ---------------------------------------------------


45,443    $48,857   $ 41,319   $47,433   $ 11,271   $40,895   $ 38,793   $ 9,340   $ 5,230   $  2,619

 2.08%       2.11%      2.08%     2.16%      2.75%     1.78%      1.80%     1.79%     1.99%      2.77%
 1.90%       1.90%      1.90%     1.90%      1.90%     1.60%      1.60%     1.60%     1.60%      1.60%

 9.58%       9.45%      7.93%     8.43%      7.27%     5.08%      4.98%     6.07%     5.34%      4.83%

(e)  Annualized for periods of less than one full year.
(f) Period from July 1, 2000 (commencement of operations) through December 31, 2000.
(g) Period from February 18, 1998 (Commencement of operations) through December 31, 1998.
(h) Period from January 28, 1998 (commencement of operations) through December 31, 1998.
(i) Period from February 10, 1998 (commencement of operations) through December 31, 1998.
(j) Period from September 28, 1998 (commencement of operations) through December 31 ,1998.
(k) Period from February 19, 1998 (commencement of operations) through December 31, 1998.
(l) Period from March 20, 1998 (commencement of operations) through December 31, 1998.
(m)  Amount calculated is less than $0.005 per share.

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------

For a share outstanding during the six months ended June 30, 2002 (unaudited) and through each year or period ended December 31

                                                     Conseco Science & Technology Fund              Conseco 20 Fund
                                                     ---------------------------------  ------------------------------------------
                                                       2002        2001      2000 (f)     2002       2001       2000       1999
                                                     ---------------------------------  ------------------------------------------
CLASS C SHARES
Net asset value per share, beginning of period. . .  $   2.99   $     6.92   $  10.00   $   5.98   $  11.52   $  20.46   $  12.75
Income from investment operations (a):
  Net investment income . . . . . . . . . . . . . .     (0.03)       (0.06)     (0.05)     (0.05)     (0.12)     (0.39)     (0.09)
  Net realized gains (losses) and change in
    unrealized appreciation or depreciation
    on investments. . . . . . . . . . . . . . . . .     (1.32)       (3.87)     (3.03)     (1.86)     (5.42)     (5.13)      8.96
----------------------------------------------------------------------------------------------------------------------------------
    Total income (loss) from investment operations.     (1.35)       (3.93)     (3.08)     (1.91)     (5.54)     (5.52)      8.87
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
    Dividends from net investment income. . . . . .         -            -          -          -          -          -          -
    Distributions of net realized gains . . . . . .         -            -          -          -          -      (3.42)     (1.16)
----------------------------------------------------------------------------------------------------------------------------------
    Total distributions . . . . . . . . . . . . . .         -            -          -          -          -      (3.42)     (1.16)
----------------------------------------------------------------------------------------------------------------------------------
    Net asset value per share, end of period. . . .  $   1.64   $     2.99   $   6.92   $   4.07   $   5.98   $  11.52   $  20.46
----------------------------------------------------------------------------------------------------------------------------------
    Total return (b)(c)(d). . . . . . . . . . . . .   (45.15%)     (56.79%)   (30.80%)   (31.94%)   (48.09%)   (26.02%)     69.54%
----------------------------------------------------------------------------------------------------------------------------------

Ratios/supplemental data:
  Net assets (dollars in thousands),
    end of period . . . . . . . . . . . . . . . . .  $  2,423   $    4,684   $  5,122   $ 24,411   $ 40,383   $ 64,272   $ 37,093
  Ratio of expenses to average net assets (b)(e):
    Before expense reimbursement. . . . . . . . . .      2.67%        2.68%      2.67%      2.19%      2.17%      2.01%      2.20%
    After expense reimbursement . . . . . . . . . .      2.25%        2.25%      2.25%      2.19%      2.17%      2.01%      2.18%
  Ratio of net investment income (loss) to
    average net assets (b)(e) . . . . . . . . . . .    (2.20%)      (2.00%)    (1.73%)    (1.70%)    (1.69%)    (1.64%)    (1.52%)


                                                                         Conseco Equity Fund                Conseco Large-Cap Fund
                                                     -------------------------------------------------------  --------------------
                                                       2002         2001        2000      1999      1998 (f)     2002      2001
                                                     -------------------------------------------------------  --------------------
CLASS C SHARES
Net asset value per share, beginning of period. . .  $   8.55   $     9.63   $  16.12   $  12.54   $  11.98   $   6.56   $   8.42
Income from investment operations (a):
  Net investment income . . . . . . . . . . . . . .     (0.01)       (0.04)     (0.20)     (0.07)     (0.06)     (0.04)     (0.10)
  Net realized gains (losses) and change in
    unrealized appreciation or depreciation
    on investments. . . . . . . . . . . . . . . . .     (0.13)       (1.04)      0.39       7.02       0.93      (1.23)     (1.76)
----------------------------------------------------------------------------------------------------------------------------------
    Total income (loss) from investment operations.     (0.14)       (1.08)      0.19       6.95       0.87      (1.27)     (1.86)
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income . . . . . .         -            -          -          -      (0.01)         -          -
   Distributions of net realized gains. . . . . . .         -    (0.00) (m)     (6.68)     (3.37)     (0.30)         -          -
---------------------------------------------------
    Total distributions . . . . . . . . . . . . . .         -        (0.00)     (6.68)     (3.37)     (0.31)         -          -
----------------------------------------------------------------------------------------------------------------------------------
    Net asset value per share, end of period. . . .  $   8.41   $     8.55   $   9.63   $  16.12   $  12.54   $   5.29   $   6.56
----------------------------------------------------------------------------------------------------------------------------------
    Total return (b)(c)(d). . . . . . . . . . . . .    (1.64%)     (11.19%)      4.51%     55.89%      7.21%   (19.36%)   (22.09%)
----------------------------------------------------------------------------------------------------------------------------------

Ratios/supplemental data:
  Net assets (dollars in thousands),
    end of period . . . . . . . . . . . . . . . . .  $ 25,827   $   20,055   $ 13,793   $  2,972   $    616   $  3,183   $  4,825
  Ratio of expenses to average net assets (b)(e):
    Before expense reimbursement. . . . . . . . . .      2.04%        2.10%      1.97%      2.16%      8.51%      2.39%      2.46%
    After expense reimbursement . . . . . . . . . .      2.00%        2.00%      1.97%      2.00%      2.00%      2.00%      2.00%
  Ratio of net investment income (loss) to
    average net assets (b)(e) . . . . . . . . . . .    (0.66%)      (0.57%)    (1.30%)    (1.33%)    (0.68%)    (1.18%)    (1.30%)


                                                     ---------
                                                     1998 (g)
                                                     ---------
CLASS C SHARES
Net asset value per share, beginning of period. . .  $  11.82
Income from investment operations (a):
  Net investment income . . . . . . . . . . . . . .     (0.07)
  Net realized gains (losses) and change in
    unrealized appreciation or depreciation
    on investments. . . . . . . . . . . . . . . . .      1.00
--------------------------------------------------------------
    Total income (loss) from investment operations.      0.93
--------------------------------------------------------------
Distributions:
    Dividends from net investment income. . . . . .         -
    Distributions of net realized gains . . . . . .        .-
--------------------------------------------------------------
    Total distributions . . . . . . . . . . . . . .        .-
--------------------------------------------------------------
    Net asset value per share, end of period. . . .  $  12.75
--------------------------------------------------------------
    Total return (b)(c)(d). . . . . . . . . . . . .      7.87%
--------------------------------------------------------------

Ratios/supplemental data:
  Net assets (dollars in thousands),
    end of period . . . . . . . . . . . . . . . . .  $  2,982
  Ratio of expenses to average net assets (b)(e):
    Before expense reimbursement. . . . . . . . . .      2.72%
    After expense reimbursement . . . . . . . . . .      2.25%
  Ratio of net investment income (loss) to
    average net assets (b)(e) . . . . . . . . . . .    (0.81%)


                                                     ---------
                                                     2000 (f)
                                                     ---------
CLASS C SHARES
Net asset value per share, beginning of period. . .  $  10.00
Income from investment operations (a):
  Net investment income . . . . . . . . . . . . . .     (0.01)
  Net realized gains (losses) and change in
    unrealized appreciation or depreciation
    on investments. . . . . . . . . . . . . . . . .     (1.57)
--------------------------------------------------------------
    Total income (loss) from investment operations.     (1.58)
--------------------------------------------------------------
Distributions:
   Dividends from net investment income . . . . . .         -
   Distributions of net realized gains. . . . . . .         -
--------------------------------------------------------------
    Total distributions . . . . . . . . . . . . . .         -
--------------------------------------------------------------
    Net asset value per share, end of period. . . .  $   8.42
--------------------------------------------------------------
    Total return (b)(c)(d). . . . . . . . . . . . .   (15.80%)
--------------------------------------------------------------

Ratios/supplemental data:
  Net assets (dollars in thousands),
    end of period . . . . . . . . . . . . . . . . .  $  7,513
  Ratio of expenses to average net assets (b)(e):
    Before expense reimbursement. . . . . . . . . .      2.56%
    After expense reimbursement . . . . . . . . . .      2.00%
  Ratio of net investment income (loss) to
    average net assets (b)(e) . . . . . . . . . . .    (0.66%)

(a) Per share amounts presented are based on an average of monthly shares outstanding for the periods ended December 31, 2000 and 1998. Per share amounts for Conseco Convertible Securities Fund only are presented based on an average of monthly shares outstanding for the year ended December 31, 2001.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, 2.25% for the Conseco Science & Technology and Conseco 20, 2.00% for the Conseco Equity, Conseco Large-Cap and Conseco Balanced, 2.05% for the Conseco Convertible Securities, 1.90% for the Conseco High Yield and 1.60% for the Conseco Fixed Income Funds. These contractual limits may be discontinued at any time after April 30, 2003.
(c) Total return figures do not include sales loads; results would be lower if sales charges were included.
(d)  Not annualized for periods of less than one full year.

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report


               Conseco Balanced Fund                      Conseco Convertible Securities Fund
--------------------------------------------------  --------------------------------------------------
2002        2001      2000       1999    1998 (i)     2002      2001       2000      1999    1998 (j)
--------------------------------------------------  --------------------------------------------------
10.06     $ 11.01   $  13.46   $ 11.66   $  11.31   $  9.60   $  11.78   $ 14.91   $ 11.00   $  10.00

 0.10        0.19       0.19      0.13       0.20      0.12       0.24      0.34      0.06       0.08

--------------------------------------------------  --------------------------------------------------
(0.87)      (0.94)      0.66      3.20       0.48     (0.92)     (1.63)    (1.06)     4.23       1.00
--------------------------------------------------  --------------------------------------------------
(0.77)      (0.75)      0.85      3.33       0.68     (0.80)     (1.39)    (0.72)     4.29       1.08

(0.11)      (0.20)     (0.20)    (0.18)     (0.20)    (0.12)     (0.30)    (0.29)    (0.23)     (0.08)
    -           -      (3.10)    (1.35)     (0.13)        -      (0.49)    (2.12)    (0.15)         -
--------------------------------------------------  --------------------------------------------------
    -           -      (3.30)    (1.53)     (0.33)    (0.12)     (0.79)    (2.41)    (0.38)     (0.08)
--------------------------------------------------  --------------------------------------------------
 9.18     $ 10.06   $  11.01   $ 13.46   $  11.66   $  8.68   $   9.60   $ 11.78   $ 14.91   $  11.00
--------------------------------------------------  --------------------------------------------------
(7.73%)     (6.77%)     6.79%    28.81%      6.10%    (8.41%)   (11.72%)   (3.99%)   39.52%     10.89%
--------------------------------------------------  --------------------------------------------------


25,160    $28,946   $  8,487   $ 2,264   $  1,197   $ 5,415   $  7,417   $11,919   $ 4,107   $      1

2.14%        2.18%      2.24%     2.46%      3.40%     2.49%      2.40%     2.20%     2.45%    154.76%
2.00%        2.00%      2.00%     2.00%      2.00%     2.05%      2.05%     2.05%     2.05%      2.05%

2.00%        1.93%      1.42%     1.37%      2.08%     2.61%      2.65%     1.99%     1.61%      3.02%


                Conseco High Yield Fund                         Conseco Fixed Income Fund
--------------------------------------------------  --------------------------------------------------
2002         2001       2000      1999    1998 (k)     2002       2001      2000      1999    1998 (l)
--------------------------------------------------  --------------------------------------------------

 7.70     $  8.15   $   9.95   $  9.95   $  10.44   $ 10.15   $   9.95   $  9.63   $ 10.23   $  10.13

 0.36        0.75       0.73      0.50       0.59      0.25       0.51      0.58      0.41       0.38


(0.76)      (0.42)     (1.79)     0.33      (0.50)    (0.17)      0.30      0.32     (0.45)      0.26
--------------------------------------------------  --------------------------------------------------
(0.40)       0.33      (1.06)     0.83       0.09      0.08       0.81      0.90     (0.04)      0.64
--------------------------------------------------  --------------------------------------------------

(0.36)      (0.78)     (0.74)    (0.83)     (0.58)    (0.26)     (0.51)    (0.58)    (0.53)     (0.44)
    -           -          -         -          -         -      (0.10)        -     (0.03)     (0.10)
--------------------------------------------------  --------------------------------------------------
(0.36)      (0.78)     (0.74)    (0.83)     (0.58)    (0.26)     (0.61)    (0.58)    (0.56)     (0.54)
--------------------------------------------------  --------------------------------------------------
 6.94     $  7.70   $   8.15   $  9.95   $   9.95   $  9.97   $  10.15   $  9.95   $  9.63   $  10.23
--------------------------------------------------  --------------------------------------------------
(5.38%)      4.18%   (11.22%)     8.60%      0.88%     0.82%      8.26%     9.69%   (0.47%)      6.44%
--------------------------------------------------  --------------------------------------------------


25,993    $25,532   $ 18,645   $18,541   $  3,685   $58,714   $ 57,239   $ 5,171   $ 2,655   $    539

2.08%        2.11%      2.08%     2.16%      3.03%     1.78%      1.80%     1.79%     1.99%      5.91%
1.90%        1.90%      1.90%     1.90%      1.90%     1.60%      1.60%     1.60%     1.60%      1.60%

9.58%        9.45%      7.93%     8.43%      7.22%     5.08%      4.98%     6.07%     5.34%      4.98%


(e)  Annualized for periods of less than one full year.
(f) Period from July 1, 2000 (commencement of operations) through December 31, 2000.
(g) Period from March 10, 1998 (Commencement of operations) through December 31, 1998.
(h) Period from February 19, 1998 (commencement of operations) through December 31, 1998.
(i) Period from February 13, 1998 (commencement of operations) through December 31, 1998.
(j) Period from September 28, 1998 (commencement of operations) through December 31 ,1998.
(k) Period from February 19, 1998 (commencement of operations) through December 31, 1998.
(l) Period from March 5, 1998 (commencement of operations) through December 31, 1998.
(m)  Amount calculated is less than $0.005 per share.

FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------

For a share outstanding during the six months ended June 30, 2002 (unaudited) and through each year or period ended December 31


                                          Conseco Science & Technology Fund                    Conseco 20 Fund
                                          ---------------------------------  ----------------------------------------------------
                                            2002        2001      2000 (f)     2002       2001       2000       1999    1998 (g)
                                          ---------------------------------  ----------------------------------------------------
CLASS Y SHARES
Net asset value per share, beginning
 of period . . . . . . . . . . . . . . .  $   3.03   $     6.96   $  10.00   $   6.13   $  11.70   $  20.49   $ 12.68   $  12.33
Income from investment operations (a):
  Net investment income. . . . . . . . .     (0.01)       (0.04)     (0.02)     (0.02)     (0.05)     (0.16)    (0.01)      0.04
  Net realized gains (losses) and
    change in unrealized appreciation
    or depreciation on investments . . .     (1.35)       (3.89)     (3.02)     (1.92)     (5.52)     (5.21)     9.04       0.31
---------------------------------------------------------------------------  ----------------------------------------------------
    Total income (loss) from investment
     operations. . . . . . . . . . . . .     (1.36)       (3.93)     (3.04)     (1.94)     (5.57)     (5.37)     9.03       0.35
---------------------------------------------------------------------------  ----------------------------------------------------
Distributions:
  Dividends from net investment income .         -            -          -          -          -          -         -          -
  Distributions of net realized gains. .         -            -          -          -          -      (3.42)    (1.22)         -
---------------------------------------------------------------------------  ----------------------------------------------------
    Total distributions. . . . . . . . .         -            -          -          -          -      (3.42)    (1.22)         -
---------------------------------------------------------------------------  ----------------------------------------------------
  Net asset value per share,
   end of period . . . . . . . . . . . .  $   1.67   $     3.03   $   6.96   $   4.19   $   6.13   $  11.70   $ 20.49   $  12.68
---------------------------------------------------------------------------  ----------------------------------------------------
    Total return (b)(c)(d) . . . . . . .   (44.88%)     (56.47%)   (30.40%)   (31.65%)   (47.61%)   (25.23%)    71.36%      2.84%
---------------------------------------------------------------------------  ----------------------------------------------------

Ratios/supplemental data:
  Net assets (dollars in thousands),
   end of period . . . . . . . . . . . .  $    570   $    1,080   $  2,242   $ 13,049   $ 20,149   $ 30,401   $55,806   $    172
  Ratio of expenses to average net
   assets (b)(e):
    Before expense reimbursement . . . .      1.67%        1.68%      1.67%      1.19%      1.17%      1.01%     1.20%      3.77%
    After expense reimbursement. . . . .      1.25%        1.25%      1.25%      1.19%      1.17%      1.01%     1.18%      1.25%
  Ratio of net investment income
   (loss) to
   average net assets (b)(e) . . . . . .    (1.19%)      (1.00%)    (0.73%)    (0.70%)    (0.69%)    (0.64%)   (0.52%)      0.62%

                                                                                                             Conseco Large-Cap
                                                                 Conseco  Equity  Fund                             Fund
                                           ---------------------------------------------------------------  --------------------
                                             2002       2001        2000       1999       1998      1997      2002       2001
                                           ---------------------------------------------------------------  --------------------
CLASS Y SHARES
Net asset value per share,
 beginning of period. . . . . . . . . . .  $  9.09   $    10.16   $  16.47   $  12.67   $ 11.13   $ 10.00   $   6.65   $   8.45
Income from investment operations (a):
  Net investment income . . . . . . . . .     0.01         0.03      (0.05)     (0.03)     0.05         -      (0.01)     (0.01)
  Net realized gains (losses) and change
   In unrealized appreciation or
   depreciation on investments. . . . . .    (0.11)       (1.09)      0.42       7.24      1.83      2.35      (1.25)     (1.79)
----------------------------------------------------------------------------------------------------------  --------------------
    Total income (loss) from investment
     operations . . . . . . . . . . . . .    (0.10)       (1.06)      0.37       7.21      1.88      2.35      (1.26)     (1.80)
----------------------------------------------------------------------------------------------------------  --------------------
Distributions:
  Dividends from net investment income. .       --        (0.01)        --         --     (0.04)       --         --         --
  Distributions of net realized gains . .       --     (0.00)(c)     (6.68)     (3.41)    (0.30)    (1.22)        --         --
----------------------------------------------------------------------------------------------------------  --------------------
    Total distributions . . . . . . . . .       --        (0.01)     (6.68)     (3.41)    (0.34)    (1.22)        --         --
----------------------------------------------------------------------------------------------------------  --------------------
  Net asset value per share,
   end of period. . . . . . . . . . . . .  $  8.99   $     9.09   $  10.16   $  16.47   $ 12.67   $ 11.13   $   5.39   $   6.65
----------------------------------------------------------------------------------------------------------  --------------------
    Total return (b)(c)(d). . . . . . . .   (1.10%)     (10.38%)      5.51%     57.13%    16.82%    23.50%   (18.95%)   (21.30%)
----------------------------------------------------------------------------------------------------------  --------------------

Ratios/supplemental data:
  Net assets (dollars in thousands),
   end of period. . . . . . . . . . . . .  $88,926   $   87,671   $106,512   $110,008   $60,816   $60,334   $  1,760   $  2,064
  Ratio of expenses to average
   net assets (b)(e):
   Before expense reimbursement . . . . .     1.05%        1.10%      0.97%      1.16%     1.42%     1.24%      1.39%      1.46%
   After expense reimbursement. . . . . .     1.00%        1.00%      0.97%      1.00%     1.00%     1.00%      1.00%      1.00%
  Ratio of net investment income
    (loss) to average net assets (b)(e) .     0.35%        0.42%    (0.30%)    (0.33%)     0.40%     0.03%    (0.18%)    (0.30%)


                                           Conseco
                                            Large-
                                            Cap
                                            Fund
                                            2000 (f)
                                           ---------
CLASS Y SHARES
Net asset value per share,
 beginning of period. . . . . . . . . . .  $  10.00
Income from investment operations (a):
  Net investment income . . . . . . . . .         -
  Net realized gains (losses) and change
   In unrealized appreciation or
   depreciation on investments. . . . . .     (1.55)
----------------------------------------------------
    Total income (loss) from investment
     operations . . . . . . . . . . . . .     (1.55)
----------------------------------------------------
Distributions:
  Dividends from net investment income. .        --
  Distributions of net realized gains . .        --
----------------------------------------------------
    Total distributions . . . . . . . . .        --
----------------------------------------------------
  Net asset value per share,
   end of period. . . . . . . . . . . . .  $   8.45
----------------------------------------------------
    Total return (b)(c)(d). . . . . . . .   (15.50%)
----------------------------------------------------

Ratios/supplemental data:
  Net assets (dollars in thousands),
   end of period. . . . . . . . . . . . .  $  1,268
  Ratio of expenses to average
   net assets (b)(e):
   Before expense reimbursement . . . . .      1.56%
   After expense reimbursement. . . . . .      1.00%
  Ratio of net investment income
    (loss) to average net assets (b)(e) .    0.34%,

(a) Per share amounts presented are based on an average of monthly shares outstanding for the periods ended December 31, 2000 and 1998. Per share amounts for Conseco Convertible Securities Fund only are presented based on an average of monthly shares outstanding for the year ended December 31, 2001.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, 1.25% for the Conseco Science & Technology and Conseco 20, 1.00 % for the Conseco Equity, Conseco Large-Cap and Conseco Balanced, 1.05% for the Conseco Convertible Securities, 0.90% for the Conseco High Yield and 0.60% for the Conseco Fixed Income Funds. These contractual limits may be discontinued at any time after April 30, 2003.
(c)  Amount calculated is less than $0.005 per share.
(d)  Not annualized for periods of less than one full year.

--------------------------------------------------------------------------------
                                                              CONSECO FUND GROUP
                                                            2002 Mid-Year Report

                  Conseco Balanced Fund                          Conseco Convertible Securities Fund
--------------------------------------------------------  --------------------------------------------------
2002        2001      2000     1999     1998      1997      2002      2001       2000      1999    1998 (h)
--------------------------------------------------------  --------------------------------------------------
10.22     $ 11.17   $ 13.59   $11.75   $10.78   $ 10.00   $  9.62   $  11.81   $ 14.94   $ 11.00   $  10.00

 0.16        0.31      0.34     0.24     0.32      0.19      0.17       0.35      0.51      0.04       0.11


(0.89)      (0.96)     0.66     3.24     1.06      1.58     (0.93)     (1.64)    (1.08)     4.38       1.00
--------------------------------------------------------  --------------------------------------------------
(0.73)      (0.65)     1.00     3.48     1.38      1.77     (0.76)     (1.29)    (0.57)     4.42       1.11
--------------------------------------------------------  --------------------------------------------------
(0.16)      (0.30)    (0.32)   (0.29)   (0.28)    (0.28)    (0.16)     (0.41)    (0.44)    (0.33)     (0.11)
   --          --     (3.10)   (1.35)   (0.13)    (0.71)       --      (0.49)    (2.12)    (0.15)        --
--------------------------------------------------------  --------------------------------------------------
   --          --     (3.42)   (1.64)   (0.41)    (0.99)    (0.16)     (0.90)    (2.56)    (0.48)     (0.11)
--------------------------------------------------------  --------------------------------------------------
9.33      $ 10.22   $ 11.17   $13.59   $11.75   $ 10.78   $  8.70   $   9.62   $ 11.81   $ 14.94   $  11.00
--------------------------------------------------------  --------------------------------------------------
(7.24%)    (5.83%)     7.82%   30.07%   12.90%    17.87%   (7.93%)   (10.87%)   (3.04%)    40.91%     11.17%
--------------------------------------------------------  --------------------------------------------------


13,976    $16,912   $15,784   $9,186   $4,138   $12,037   $ 4,143   $  5,475   $ 9,787   $30,357   $      1

1.14%        1.18%     1.24%    1.46%    2.19%     2.14%     1.49%      1.40%     1.20%     1.45%    149.31%
1.00%        1.00%     1.00%    1.00%    1.00%     1.00%     1.05%      1.05%     1.05%     1.05%      1.05%

3.00%        2.93%     2.42%    2.37%    2.67%     2.76%     3.61%      3.65%     2.99%     2.61%      3.87%

            Conseco  High  Yield  Fund                                Conseco  Fixed  Income  Fund
--------------------------------------------------  ----------------------------------------------------------
  2002      2001       2000      1999     1998 (i)    2002      2001      2000      1999      1998      1997
--------------------------------------------------  ----------------------------------------------------------
  7.79    $  8.24   $  10.03   $ 10.02   $  10.49   $ 10.17   $  9.98   $  9.64   $ 10.25   $ 10.15   $ 10.00
  0.41       0.82       0.90      0.45       0.62      0.32      0.61      0.69      0.58      0.65      0.68
 (0.77)     (0.41)     (1.86)     0.48      (0.48)    (0.18)     0.28      0.32     (0.54)     0.17      0.21
--------------------------------------------------  ----------------------------------------------------------
 (0.36)      0.41      (0.96)     0.93       0.14      0.14      0.89      1.01      0.04      0.82      0.89
--------------------------------------------------  ----------------------------------------------------------
 (0.40)     (0.86)     (0.83)    (0.92)     (0.61)    (0.31)    (0.60)    (0.67)    (0.62)    (0.60)    (0.61)
    --         --         --        --         --        --     (0.10)       --     (0.03)    (0.12)    (0.13)
--------------------------------------------------  ----------------------------------------------------------
 (0.40)     (0.86)     (0.83)    (0.92)     (0.61)    (0.31)    (0.70)    (0.67)    (0.65)    (0.72)    (0.74)
--------------------------------------------------  ----------------------------------------------------------
  7.03    $  7.79   $   8.24   $ 10.03   $  10.02   $ 10.00   $ 10.17   $  9.98   $  9.64   $ 10.25   $ 10.15
--------------------------------------------------  ----------------------------------------------------------
 (4.86%)     5.15%    (10.14%)    9.64%      1.36%     1.31%     9.20%    10.96%     0.38%     8.32%     9.18%
--------------------------------------------------  ----------------------------------------------------------


10,205    $11,913   $  7,388   $24,021   $  1,237   $44,489   $48,376   $27,189   $27,044   $14,403   $21,876


  1.08%      1.11%      1.08%     1.16%      3.24%     0.78%     0.80%     0.79%     0.99%     1.46%     1.44%
  0.90%      0.90%      0.90%     0.90%      0.90%     0.60%     0.60%     0.60%     0.60%     0.60%     0.60%


 10.58%     10.45%      8.93%     9.43%      7.66%     6.09%     5.98%     7.07%     6.34%     6.26%     6.28%


(e)  Annualized for periods of less than one full year.
(f) Period from July 1, 2000 (commencement of operations) through December 31, 2000.
(g) Period from April 6, 1998 (commencement of operations) through December 31, 1998.
(h) Period from September 28, 1998 (commencement of operations) through December 31, 1998.
(i) Period from March 2, 1998 (commencement of operations) through December 31, 1998.

FINANCIAL  HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------

For the six months ended June 30, 2002 (unaudited) and the year or period ended December 31


Supplemental data for all classes:
                                          Conseco Science &             Conseco            Conseco
                                           Technology Fund          Conseco 20 Fund      Equity Fund     Large-Cap Fund
                                      -------------------------  ---------------------  --------------  ----------------
Net Assets (dollars in thousands),
2002 . . . . . . . . . . . . . . . .  $               12,713     $            76,528   $     146,761   $        15,634
2001 . . . . . . . . . . . . . . . .                  24,188                 130,617         144,068            21,746
2000 . . . . . . . . . . . . . . . .                  31,913(a)              217,156         155,135            30,614(a)
1999 . . . . . . . . . . . . . . . .                     n/a                 217,595         145,950               n/a
1998 . . . . . . . . . . . . . . . .                     n/a                  44,269          89,270               n/a
1997 . . . . . . . . . . . . . . . .                     n/a                     n/a          65,211               n/a

Portfolio turnover rate
2002 . . . . . . . . . . . . . . . .                      11%                      1%             55%               43%
2001 . . . . . . . . . . . . . . . .                      39%                      8%            120%               85%
2000 . . . . . . . . . . . . . . . .                     263%(a)                 449%            440%              190%(a)
1999 . . . . . . . . . . . . . . . .                     n/a                     280%            364%              n/a
1998 . . . . . . . . . . . . . . . .                     n/a                     412%            350%              n/a
1997 . . . . . . . . . . . . . . . .                     n/a                     n/a             199%              n/a

                                               Conseco            Conseco Convertible    Conseco High    Conseco Fixed
                                            Balanced Fund           Securities Fund       Yield Fund       Income Fund
                                      -------------------------  ---------------------  --------------  ----------------
Net Assets (dollars in thousands),:
2002 . . . . . . . . . . . . . . . .  $                 75,674   $            25,323   $      99,179   $       184,166
2001 . . . . . . . . . . . . . . . .                    88,939                35,278         114,013           209,711
2000 . . . . . . . . . . . . . . . .                    62,539                67,601          87,040            74,393
1999 . . . . . . . . . . . . . . . .                    46,236                71,081         132,588            65,610
1998 . . . . . . . . . . . . . . . .                    32,700                27,614(b)       44,392            48,245
1997 . . . . . . . . . . . . . . . .                    13,113                   n/a             n/a            22,029

Portfolio turnover rate
2002 . . . . . . . . . . . . . . . .                       107%                  135%            167%              257%
2001 . . . . . . . . . . . . . . . .                       226%                  280%            197%              744%
2000 . . . . . . . . . . . . . . . .                       386%                  187%            256%              342%
1999 . . . . . . . . . . . . . . . .                       321%                  115%            312%              361%
1998 . . . . . . . . . . . . . . . .                       341%                   13%(b)         432%              421%
1997 . . . . . . . . . . . . . . . .                       507%                  n/a             n/a               368%

(a) Period from July 1, 2000 (commencement of operations) through December 31, 2000 for the Conseco Science & Technology Fund and the Conseco Large-Cap Fund.
(b) Period from September 28, 1998 (commencement of operations) through December 31, 1998 for the Conseco Convertible Securities Fund.

BOARD OF TRUSTEES                                             CONSECO FUND GROUP
--------------------------------------------------------------------------------
                                                            2002 Mid-Year Report



Name, (Age)                         Position Held                                 Principal Occupation(s)
Address                               With Trust                                    During Past 5 Years
--------------------------  ------------------------------  -------------------------------------------------------------------

William P. Daves, Jr. (76)  Chairman of the Board, Trustee  Consultant to insurance and healthcare industries. Director,
11825 N. Pennsylvania St.   Since December 1996             Chairman and Chief Executive Officer, FFG Insurance Co.
Carmel, IN 46032                                            Chairman of the Board and Trustee of other mutual funds
                                                            managed by the Adviser.

Maxwell E. Bublitz* (46)    President and Trustee           Chartered Financial Analyst. CEO, President and Director,
11825 N. Pennsylvania St.   Since December 1996             Adviser. Senior Vice President, Investments of Conseco, Inc.
Carmel, IN 46032                                            President and Trustee of other mutual funds managed by
                                                            the Adviser.

Gregory J. Hahn* (41)       Vice President for Investments  Chartered Financial Analyst. Senior Vice President,
11825 N. Pennsylvania St.   and Trustee                     Adviser. Portfolio Manager of the fixed income portion
Carmel, IN 46032            Since December 1996             of Balanced and Fixed Income Funds.  Trustee and
                                                            portfolio manager of other mutual funds managed
                                                            by the Adviser.

Harold W. Hartley (78)      Trustee                         Chartered Financial Analyst. Director,
11825 N. Pennsylvania St.   Since December 1996             Ennis Business Forms, Inc. Retired, Executive
Carmel, IN 46032                                            Vice President, Tenneco Financial Services, Inc.
                                                            Trustee of other mutual funds managed by the Adviser.

Dr. R. Jan LeCroy (70)      Trustee                         Director, Southwest Securities Group, Inc. Retired,
11825 N. Pennsylvania St.   Since December 1996             President, Dallas Citizens Council.  Trustee of other
Carmel, IN 46032                                            mutual funds managed by the Adviser.

Dr. Jess H. Parrish (74)    Trustee                         Higher Education Consultant.  Former President,
11825 N. Pennsylvania St.   Since December 1996             Midland College Trustee of other mutual funds
Carmel, IN 46032                                            managed by the Adviser.

David N. Walthall (56)      Trustee                         Principal, Walthall Asset Management.  Former President,
11825 N. Pennsylvania St.   Since October 1998              Chief Executive Officer and Director of Lyrick Corporation.
Carmel, IN 46032                                            Formerly, President and CEO, Heritage Media Corporation.
                                                            Formerly, Director, Eagle National Bank.  Trustee of other mutual funds managed by the Adviser.

---------------
* The Trustee so indicated is an "interested person," as defined in the 1940 Act, of the Trust due to the positions indicated with the Adviser and its affiliates.
All  Trustees  will serve until their successors are duly elected and qualified.
All Trustees oversee the 18 portfolios that make up the Conseco fund complex including Conseco Fund Group, Conseco Series Trust, Conseco Strategic Income
Fund  and  Conseco  StockCar  Stocks  Mutual  Fund,  Inc.

FOR  MORE  INFORMATION
--------------------------------------------------------------------------------

Investment Adviser                             Distributor
     Conseco Capital Management, Inc.              Conseco Equity Sales, Inc.
     Carmel, IN                                    Carmel, IN

Transfer Agent                                Custodian
     USBancorp Fund Services, LLC                  The Bank of New York
     Milwaukee, WI                                 New  York, NY

Independent Accountants                       Legal Counsel
     PricewaterhouseCoopers  LLP                   Kirkpatrick & Lockhart LLP
     Indianapolis,  IN                             Washington, DC

Investment Sub-Advisers
     Oak Associates, ltd.
     Akron, OH
     Chicago Equity Partners, LLP
     Chicago, IL

Conseco Science & Technology Fund                            CSTAX

Conseco 20 Fund                                              CTWAX

Conseco Equity Fund                                          CEYAX

Conseco Large-Cap Fund                                       CELAX

Conseco Balanced Fund                                        COAAX

Conseco Convertible Securities Fund                          CCSAX

Conseco High Yield Fund                                      CHYAX

Conseco Fixed Income Fund                                    COFAX



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                                    us today:




                               Conseco Fund Group

                                 distributed by
                           Conseco Equity Sales, Inc.
                 11815 N. Pennsylvania Street, Carmel, IN 46032


Shareholder Services: (800) 986-3384


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